SEC. FILE NOS. 33-80630
                                                               811-8576

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM N-1A
                              Registration Statement
                                       Under
                             the Securities Act of 1933
                           Post-Effective Amendment No. 9
                                        and
                               Registration Statement
                                       Under
                        The Investment Company Act of 1940
                                  Amendment No. 11

                     AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
                  (Exact Name of Registrant as specified in charter)

                                333 South Hope Street
                           Los Angeles, California 90071
                       (Address of principal executive offices)

               Registrant's telephone number, including area code:
                                    (213) 486-9200


                             JULIE F. WILLIAMS, Secretary
                     AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
                               333 South Hope Street
                            Los Angeles, California 90071
                       (name and address of agent for service)

                                     Copies to:
                               Robert E. Carlson, Esq.
                       PAUL, HASTINGS, JANOFSKY & WALKER LLP
                          555 S. Flower Street, 23rd Floor
                             Los Angeles, CA  90071-2371
                             (Counsel for the Registrant)

                 Approximate date of proposed public offering:
It is proposed that this filing become effective on March 15, 2000, pursuant to paragraph (b) of rule 485.

                        NATIONAL TAX-EXEMPT INCOME FUNDS

                    The Tax-Exempt Bond Fund of America/(R)/
                  American High-Income Municipal Bond Fund/SM/
                     Limited Term Tax-Exempt Bond Fund/SM/

                                   Prospectus

                                 MARCH 15, 2000


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 ---------------------------------------------------------
 THE TAX-EXEMPT BOND FUND OF AMERICA, INC.
 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

 333 South Hope Street
 Los Angeles, California 90071


 TABLE OF CONTENTS
 -------------------------------------------------------
  Risk/Return Summary                               2
 -------------------------------------------------------
  Fees and Expenses of the Fund                     7
 -------------------------------------------------------
  Investment Objective, Strategies and Risks       10
 -------------------------------------------------------
  Management and Organization                      15
 -------------------------------------------------------
  Shareholder Information                          18
 -------------------------------------------------------
  Choosing a Share Class                           19
 -------------------------------------------------------
  Purchase and Exchange of Shares                  20
 -------------------------------------------------------
  Sales Charges                                    21
 -------------------------------------------------------
  Sales Charge Reductions and Waivers              23
 -------------------------------------------------------
  Plans of Distribution                            25
 -------------------------------------------------------
  How to Sell Shares                               26
 -------------------------------------------------------
  Distributions and Taxes                          27
 -------------------------------------------------------
  Financial Highlights                             28
 -------------------------------------------------------



                                       1

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS
                                                                 TE-010-0300/RRD

 ---------------------------------------------------------
 RISK/RETURN SUMMARY

 The funds seek to provide you with high current income that is exempt from regular federal income tax by investing in municipal bonds. The Tax-Exempt Bond Fund of America may invest in lower quality municipal bonds and American High-Income Municipal Bond Fund invests a substantial portion of its portfolio in lower quality municipal bonds. Limited Term Tax-Exempt Bond Fund invests primarily in municipal bonds with average effective maturities between 3 and 10 years and with quality ratings of A or better, but may also invest significantly in bonds rated Baa or BBB. The funds emphasize undervalued but fundamentally sound investments in municipal obligations including those issued to finance roads, schools, hospitals, airports and other public needs. Municipalities include counties, cities, towns, and various regional or special districts.

 The funds are designed for investors seeking a high level of current income exempt from federal income tax and, in the case of American High-Income Municipal Bond Fund, investors who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds. An investment in the funds is subject to risks, including the possibility that a fund may decline in value in response to economic, political or social events in the U.S. or abroad. The values of debt securities may be affected by changing interest rates and credit risk assessments. Lower quality and longer maturity bonds may be subject to greater price fluctuations than higher quality and shorter maturity bonds.

 Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUNDS. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                       2

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the funds by showing changes in the funds' investment results from year to year and by showing how the funds' average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

 Unlike the bar charts, the investment result tables reflect each fund's investment results with the maximum initial or deferred sales charge deducted, as required by Securities and Exchange Commission rules. Class A share results are shown with the maximum initial sales charge of 3.75% deducted. Sales charges are reduced for purchases of $100,000 or more. Results would be higher if they were calculated at net asset value. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Class B shares are subject to a maximum deferred sales charge of 5.00% if shares are redeemed within the first year of purchasing them. The deferred sales charge declines thereafter until it reaches 0% after six years. Class B shares convert to Class A shares after eight years. Since the funds' Class B shares begin investment operations on March 15, 2000, no results are available as of the date of this prospectus.


                                       3

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 THE TAX-EXEMPT BOND FUND OF AMERICA


                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

   (Results do not include a sales charge; if one were included, results would be lower.)

 ------------------------------------------------------------------------------
 [bar chart]
 1990    6.17%
 1991   11.17%
 1992    9.04%
 1993   11.72%
 1994   -4.82%
 1995   17.28%
 1996    4.57%
 1997    8.98%
 1998    6.04%
 1999   -2.32%
 [end bar chart]


 The fund's highest/lowest quarterly results during this time period were:

 HIGHEST            6.87%   (quarter ended March 31, 1995)
 LOWEST            -4.93%  (quarter ended March 31, 1994)

 For periods ended December 31, 1999:

 AVERAGE ANNUAL
 TOTAL RETURN                       ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A/1/
 (with the maximum sales charge      -5.95%     5.92%       6.20%      7.78%
 deducted)
 ------------------------------------------------------------------------------
 Class B/2/                            N/A       N/A         N/A        N/A
 ------------------------------------------------------------------------------
 Lehman Municipal Bond Index/3/      -2.06%     6.91%       6.89%       N/A
 ------------------------------------------------------------------------------


 Class A yield: 4.80%
 (For current yield information, please call American FundsLine/r/ at 1-800-325-3590)

 1 The fund began investment operations for Class A shares on October 3, 1979.

 2 The fund is beginning investment operations for Class B shares on March 15, 2000.

 3 The Lehman Brothers Municipal Bond Index represents the long-term investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses. This index was not in existence as of the date the fund began investment operations, therefore, lifetime results are not available.


                                       4

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND


                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

   (Results do not include a sales charge; if one were included, results would be lower.)
 ------------------------------------------------------------------------------
 [bar chart]
 1995   19.05%
 1996    6.45%
 1997   10.37%
 1998    4.89%
 1999   -2.31%
 [end bar chart]


 The fund's highest/lowest quarterly results during this time period were:

 HIGHEST                 7.46%   (quarter ended March 31, 1995)
 LOWEST                 -1.40%  (quarter ended December 31, 1999)

 For periods ended December 31, 1999:

 AVERAGE ANNUAL
 TOTAL RETURN                                 ONE YEAR  FIVE YEARS   LIFETIME
 Class A/1/                                    -5.97%     6.64%       6.28%
 (with the maximum sales charge deducted)
 -----------------------------------------------------------------------------
 Class B/2/                                      N/A       N/A         N/A
 -----------------------------------------------------------------------------
 Lehman Municipal Bond Index/3/                -2.06%     6.91%       6.26%
 -----------------------------------------------------------------------------
 Lipper High Yield Municipal Debt Average/4/   -4.16%     6.07%       5.53%
 -----------------------------------------------------------------------------


 Class A yield:  5.17%
 (For current yield information, please call American FundsLine/r/ at 1-800-325-3590)

 1 The fund began investment operations for Class A shares on September 26, 1994.

 2 The fund is beginning investment operations for Class B shares on March 15, 2000.

 3 The Lehman Brothers Municipal Bond Index represents the long-term investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses. The lifetime figure is from the date the fund's Class A shares began investment operations.

 4 The Lipper High Yield Municipal Debt Funds Average represents an average of funds in the objective that invest at least 50% of their assets in lower rated municipal debt issues. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions, but do not reflect sales charges and commissions. The lifetime figure is from the date the fund's Class A shares began investment operations.


                                       5

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 LIMITED TERM TAX-EXEMPT BOND FUND


                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

   (Results do not include a sales charge, if one were included; results would be lower.)

 ------------------------------------------------------------------------------
 [bar chart]
 1994   -2.90%
 1995   12.35%
 1996    4.46%
 1997    7.30%
 1998    5.50%
 1999   -0.60%
 [end bar chart]

 The fund's highest/lowest quarterly results during this time period were:

 HIGHEST              4.38%   (quarter ended March 31, 1995)
 LOWEST              -3.44%  (quarter ended March 31, 1994)

 For periods ended December 31, 1999:

 AVERAGE ANNUAL
 TOTAL RETURN                                   ONE YEAR  FIVE YEARS   LIFETIME
 Class A/1/                                      -4.30%     4.91%       4.00%
 (with the maximum sales charge deducted)
 -------------------------------------------------------------------------------
 Class B/2/                                        N/A       N/A         N/A
 -------------------------------------------------------------------------------
 Lehman 7-Year Municipal Bond Index/3/           -0.14%     6.35%       4.79%
 -------------------------------------------------------------------------------
 Lipper Intermediate Municipal Debt Average/4/   -1.65%     5.56%       4.15%
 -------------------------------------------------------------------------------


 Class A yield: 4.23%
 (For current yield information, please call American FundsLine/r/ at 1-800-325-3590)

 1 The fund began investment operations for Class A shares on October 6, 1993.

 2 The fund is beginning investment operations for Class B shares on March 15, 2000.

 3 The Lehman Brothers 7-Year Municipal Bond Index represents the investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses. The lifetime figure is from the date the fund's Class A shares began investment operations.

 4 The Lipper Intermediate Municipal Debt Funds Average is comprised of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions, but do not reflect sales charges and commissions. The lifetime figure is from the date the fund's Class A shares began investment operations.


                                       6

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 ---------------------------------------------------------
 FEES AND EXPENSES OF THE FUNDS

 SHAREHOLDER FEES
 (fees paid directly from your investment)             CLASS A    CLASS B
 --------------------------------------------------------------------------
 Maximum sales charge imposed on purchases              3.75%/1/   0.00%
 (as a percentage of offering price)
 --------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends   0.00%      0.00%
 --------------------------------------------------------------------------
 Maximum deferred sales charge                          0.00%/2/   5.00%/3/
 --------------------------------------------------------------------------
 Redemption or exchange fees                            0.00%      0.00%


 1 Sales charges are reduced or eliminated for purchases of $100,000 or more.

 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

 3 Deferred sales charges are reduced after 12 months and eliminated after six years.

 ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from fund  assets)
                                                 CLASS A    CLASS B/1/
 ----------------------------------------------------------------------
 THE TAX-EXEMPT BOND FUND OF AMERICA
 ----------------------------------------------------------------------
 Management Fees                                  0.34%       0.34%
 Distribution and/or Service (12b-1) Fees         0.25%/2/    1.00%/3/
 Other Expenses                                   0.06%       0.06%
 Total Annual Fund Operating Expenses             0.65%       1.40%


 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
 ----------------------------------------------------------------------
 Management Fees                                  0.40%       0.40%
 Service (12b-1) Fees                             0.30%/4/    1.00%/3/
 Other Expenses                                   0.08%       0.08%
 Total Annual Fund Operating Expenses             0.78%       1.48%

 1 Based on estimated amounts for the current fiscal year.

 2 Class A 12b-1 expenses may not exceed 0.25% of the fund's average net assets annually.

 3 Class B 12b-1 expenses may not exceed 1.00% of the fund's average net assets annually.

 4 Class A 12b-1 expenses may not exceed 0.30% of the fund's average net assets annually.

 5 The fund's Investment Advisory and Service Agreement provides for fee reductions to the extent that annual operating expenses exceed 0.75% and 1.45% of the fund's average net assets for Class A and Class B shares respectively. With the waiver, management fees (as a percentage of average net assets) are 0.35% and total operating expenses are 0.75% and 1.45% for Class A and Class B shares respectively. Under certain circumstances as described in the statement of additional information, the fund may be required to repay amounts waived.


                                       7

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from fund  assets)
                                                 CLASS A    CLASS B/1/
 ----------------------------------------------------------------------
 LIMITED TERM TAX-EXEMPT BOND FUND
 ----------------------------------------------------------------------
 Management Fees                                  0.37%/5/    0.37%/5/
 Service (12b-1) Fees                             0.30%/4/    1.00%/3/
 Other Expenses                                   0.10%       0.10%
 Total Annual Fund Operating Expenses             0.77%       1.47%
 Fee Waiver                                       0.02%       0.02%
 Net Expenses                                     0.75%       1.45%


 1 Based on estimated amounts for the current fiscal year.

 2 Class A 12b-1 expenses may not exceed 0.25% of the fund's average net assets annually.

 3 Class B 12b-1 expenses may not exceed 1.00% of the fund's average net assets annually.

 4 Class A 12b-1 expenses may not exceed 0.30% of the fund's average net assets annually.

 5 The fund's Investment Advisory and Service Agreement provides for fee reductions to the extent that annual operating expenses exceed 0.75% and 1.45% of the fund's average net assets for Class A and Class B shares respectively. With the waiver, management fees (as a percentage of average net assets) are 0.35% and total operating expenses are 0.75% and 1.45% for Class A and Class B shares respectively. Under certain circumstances as described in the statement of additional information, the fund may be required to repay amounts waived.


                                       8

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year and that each fund's operating expenses remain the same as shown above. The Class A example reflects the maximum initial sales charge in Year One. The Class B-assuming redemption example reflects applicable contingent deferred sales charges through Year Six (after which time they are eliminated). Both Class B examples reflect Class A expenses for Years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your cumulative expenses would be:

                                         YEAR     YEAR      YEAR     YEAR
                                         ONE     THREE      FIVE     TEN
 --------------------------------------------------------------------------
 THE TAX-EXEMPT BOND FUND OF AMERICA
  Class A                                $439  $      575  $  724   $1,155
  Class B - assuming redemption          $643  $      843  $  966   $1,475
                 assuming no redemption  $143  $      443  $  766   $1,475
 --------------------------------------------------------------------------
 AMERICAN HIGH-INCOME MUNICIPAL BOND
 FUND
 --------------------------------------------------------------------------
  Class A                                $452  $      615  $  792   $1,305
  Class B - assuming redemption          $651  $      868  $1,008   $1,579
                 assuming no redemption  $151  $      468  $  808   $1,579
 --------------------------------------------------------------------------
 LIMITED TERM TAX-EXEMPT BOND FUND*
  Class A                                $451  $      612  $  787   $1,293
  Class B - assuming redemption          $650  $      865  $1,030   $1,567
                 assuming no redemption  $150  $      465  $  803   $1,567


 *  Does not reflect fee waiver.


                                       9

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 ---------------------------------------------------------
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 THE TAX-EXEMPT BOND FUND OF AMERICA

 The fund's investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital. It seeks to achieve this objective by investing primarily in municipal bonds, including lower quality bonds.

 Normally, the fund will invest at least 80% of its assets in securities exempt from regular federal income tax. The fund will invest at least 65% of its assets in debt securities rated A or better. The fund may also invest up to 35% of its assets in debt securities rated Baa or BBB or below (however, no more than 20% of its assets may be invested in debt securities rated Ba and BB or below).

 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

 The fund's investment objective is to provide you with a high level of current income exempt from regular federal income tax. In seeking to achieve its objective, the fund may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income. The fund invests primarily in municipal bonds and will invest at least 50% of its assets in lower quality debt securities (rated Baa or BBB or below). The fund may also purchase securities that would subject you to federal alternative minimum taxes.

 In addition, the fund may invest significantly in municipal obligations of issuers in the same state or of similar project type. This may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund's share price may increase the more the fund invests in municipal obligations of issers in the same state or of similar project type.

 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

 The fund's investment objective is to provide you with current income that is exempt from regular federal income tax, consistent with its stated maturity and quality standards and preservation of capital. The fund invests primarily in municipal bonds with average effective maturities between 3 and 10 years and with quality ratings of A or better. Normally, the fund will invest at least 80% of its assets in securities exempt from regular federal income tax. The fund may also invest significantly in municipal bonds rated Baa or BBB. In addition, the fund may purchase securities that would subject you to federal alternative minimum taxes.


                                       10

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. The values of most debt securities held by the funds may be affected by changing interest rates, and individual securities by changes in their effective maturities and credit ratings. For example, the values of bonds in each fund's portfolio generally will decline when interest rates rise and vice versa. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality and longer maturity bonds will be subject to greater price fluctuations than higher quality and shorter maturity bonds.

 A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions which acts to shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. The average effective maturity is the market-weighted average (i.e., more weight is given to larger holdings) of all effective maturities in the portfolio. The funds' investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer as well as by monitoring economic and legislative developments.

 The funds may also hold cash, money market instruments or taxable debt securities. The size of each fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of each fund's objective, but it also would reduce each fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

 Each fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about each fund's portfolio securities. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.



                                       11

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 ADDITIONAL INVESTMENT RESULTS

 THE TAX-EXEMPT BOND FUND OF AMERICA

 For periods ended December 31, 1999:


 AVERAGE ANNUAL
 TOTAL RETURN/1/                  ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A/2/                        -2.32%     6.72%       6.60%      7.98%
 (with no sales charge deducted)
 ----------------------------------------------------------------------------
 Class B/3/                          N/A       N/A         N/A        N/A
 ----------------------------------------------------------------------------
 Lipper General Municipal Debt     -4.63%     5.77%       6.19%      7.84%
 Average/4/
 ----------------------------------------------------------------------------


 Class A distribution rate/5/:  5.10%

 1 These fund results were calculated at net asset value according to a formula that is required for all stock and bond funds and include the reinvestment of dividend and capital gain distributions.

 2 The fund began investment operations for Class A shares on October 3, 1979.

 3 The fund is beginning investment operations for Class B shares on March 15, 2000.

 4 The Lipper General Municipal Debt Funds Average represent funds that invest at least 65% of assets in municipal debt issues in the top four rating categories. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions, but do not reflect sales charges and commissions. The lifetime figure is from the date the fund's Class A shares began investment operations.

 5 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.


                                       12

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 ADDITIONAL INVESTMENT RESULTS

 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

 For periods ended December 31, 1999:


 AVERAGE ANNUAL
 TOTAL RETURN/1/                    ONE YEAR  FIVE YEARS   LIFETIME
 Class A/2/                          -2.31%     7.46%       7.06%
 (with no sales charge deducted)
 -------------------------------------------------------------------
 Class B/3/                            N/A       N/A         N/A
 -------------------------------------------------------------------
 Lehman Municipal Bond Index/4/      -2.06%     6.91%       6.26%
 -------------------------------------------------------------------
 Lipper High Yield Municipal         -4.16%     6.07%       5.53%
 Debt Average/5/
 -------------------------------------------------------------------


 Class A distribution rate/6/:  5.50%

 1 These fund results were calculated at net asset value according to a formula that is required for all stock and bond funds and include the reinvestment of dividend and capital gain distributions.

 2 The fund began investment operations for Class A shares on September 26, 1994.

 3 The fund is beginning investment operations for Class B shares on March 15, 2000.

 4 The Lehman Brothers Municipal Bond Index represents the long-term investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses. The lifetime figure is from the date the fund's Class A shares began investment operations.

 5 The Lipper High Yield Municipal Debt Funds Average represents an average of funds in the objective that invest at least 50% of their assets in lower rated municipal debt issues. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions, but do not reflect sales charges and commissions. The lifetime figure is from the date the fund's Class A shares began investment operations.

 6 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.


                                       13

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 ADDITIONAL INVESTMENT RESULTS

 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

 For periods ended December 31, 1999:


 AVERAGE ANNUAL
 TOTAL RETURN/1/                                ONE YEAR  FIVE YEARS   LIFETIME
 Class A/2/                                      -0.60%     5.72%       4.64%
 (with no sales charge deducted)
 -------------------------------------------------------------------------------
 Class B/3/                                        N/A       N/A         N/A
 -------------------------------------------------------------------------------
 Lehman 7-Year Municipal Bond Index/4/           -0.14%     6.35%       4.79%
 -------------------------------------------------------------------------------
 Lipper Intermediate Municipal Debt Average/5/   -1.65%     5.56%       4.15%
 -------------------------------------------------------------------------------


 Class A distribution rate/6/:  4.30%

 1 These fund results were calculated at net asset value according to a formula that is required for all stock and bond funds and include the reinvestment of dividend and capital gain distributions.

 2 The fund began investment operations for Class A shares on October 6, 1993.

 3 The fund is beginning investment operations for Class B shares on March 15, 2000.

 4 The Lehman Brothers 7-Year Municipal Bond Index represents the investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses. The lifetime figure is from the date the fund's Class A shares began investment operations.

 5 The Lipper Intermediate Municipal Debt Funds Average is comprised of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions, but do not reflect sales charges and commissions. The lifetime figure is from the date the fund's Class A shares began investment operations.

 6 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.


                                       14

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 ---------------------------------------------------------
 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the funds. The total management fee paid by the funds, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses of the Funds."

 Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into each fund's code of ethics.

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, and Limited Term Tax-Exempt Bond Fund of America are listed on the following pages.


                                       15

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

                                                                                    APPROXIMATE YEARS OF EXPERIENCE
                                                                                     AS AN INVESTMENT PROFESSIONAL
                                                        YEARS OF EXPERIENCE         (INCLUDING THE LAST FIVE YEARS)
                                                      AS PORTFOLIO COUNSELOR       -----------------------------------
                                                    (AND RESEARCH PROFESSIONAL,      WITH CAPITAL
           PORTFOLIO                                    IF APPLICABLE) FOR           RESEARCH AND
         COUNSELORS FOR                                      THE FUNDS                MANAGEMENT
           THE FUNDS        PRIMARY TITLE(S)               (APPROXIMATE)                COMPANY
         --------------------------------------------------------------------------  OR AFFILIATES      TOTAL YEARS
                                                                                   -----------------------------------
         BRENDA S.       Vice President of        Tax-Exempt Bond Fund of America  9 years            10 years
         ELLERIN         Tax-Exempt Bond Fund of  - 1 year (plus 6 years as a
                         America, Limited Term    research professional prior to
                         Tax-Exempt Bond Fund.    becoming a portfolio counselor
                         Vice President and       for the fund)
                         Director, Capital        American High-Income Municipal
                         Research Company*        Bond Fund - 1 year (plus 4
                                                  years as a research
                                                  professional prior to becoming
                                                  a portfolio counselor for the
                                                  fund)
                                                  Limited Term Tax-Exempt Bond
                                                  Fund - 4 years
         -------------------------------------------------------------------------------------------------------------
         REBECCA L.      Vice President -         Tax-Exempt Bond Fund of America  17 years           17 years
         FORD            Investment Management    - 14 years
                         Group, Capital Research
                         and Management Company

         -------------------------------------------------------------------------------------------------------------
         DAVID A.        Vice President of        Tax-Exempt Bond Fund of America  9 years            12 years
         HOAG            Tax-Exempt Bond Fund of  - 1 year (plus 6 years as a
                         America, American        research professional prior to
                         High-Income Municipal    becoming a portfolio counselor
                         Bond Fund. Vice          for the fund)
                         President and Director,  American High-Income Municipal
                         Capital Research         Bond Fund - 4 years (plus 2
                         Company*                 years as a research
                                                  professional prior to becoming
                                                  a portfolio counselor for the
                                                  fund)
         -------------------------------------------------------------------------------------------------------------
         NEIL L.         President and PEO of     Tax-Exempt Bond Fund of          22 years           22 years
         LANGBERG        Tax-Exempt Bond Fund of  America- 20 years (since the
                         America; Senior Vice     fund began operations)
                         President of American    American High-Income Municipal
                         High-Income Municipal    Bond Fund -
                         Bond Fund, Limited Term  5 years (since the fund began
                         Tax-Exempt Bond Fund.    operations)
                         Vice President -         Limited Term Tax-Exempt Bond
                         Investment Management    Fund - 6 years (since the fund
                         Group, Capital Research  began operations)
                         and Management Company
         -------------------------------------------------------------------------------------------------------------
          MARK R.         President and PEO of     Tax-Exempt Bond Fund of America  6 years            14 years
         MACDONALD       American High-Income     - 6 years
                         Municipal Bond Fund;     American High-Income Municipal
                         Vice President of        Bond Fund -
                         Tax-Exempt Bond Fund of  6 years (since the fund began
                         America. Vice President  operations)
                         - Investment Management
                         Group, Capital Research
                         and Management Company
          -------------------------------------------------------------------------------------------------------------
           The Tax-Exempt Bond Fund of America began investment operations on October 3, 1979.
           American High-Income Municipal Bond Fund began investment operations on September 26, 1994.
           Limited Term Tax-Exempt Bond Fund of America began investment operations on October 6, 1993.
         * Company affiliated with Capital Research and Management Company
-------------------------------------------------------------------------------------------------------------------------



                                       16

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 ---------------------------------------------------------
 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the funds' transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                     Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773

 A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS INCLUDED IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

 TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS.
  Additionally, accounts held by investment dealers may not offer certain services. If you have any questions, please contact your dealer.


                                       18

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 ---------------------------------------------------------
 CHOOSING A SHARE CLASS

 Each fund offers both Class A and Class B shares. Each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation.

 Factors you should consider in choosing a class of shares include:

  -  How long you expect to own the shares

  -  How much you intend to invest

  -  The expenses associated with owning shares of each class

  - Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

 Differences between Class A and Class B shares include:


               CLASS A                                 CLASS B
 ------------------------------------------------------------------------------
  Initial sales charge of up to         No initial sales charge.
  3.75%. Sales charges are reduced
  for purchases of $100,000 or more
  (see "Sales Charges - Class A").
 ------------------------------------------------------------------------------
  Distribution and service (12b-1)      Distribution and service (12b-1) fees
  fees of up to 0.25% or 0.30%          of up to 1.00% annually.
  annually.
 ------------------------------------------------------------------------------
  Higher dividends than Class B         Lower dividends than Class A shares due
  shares due to lower annual            to higher distribution fees and other
  expenses.                             expenses.
 ------------------------------------------------------------------------------
  No contingent deferred sales charge   A contingent deferred sales charge if
  (except on certain redemptions on     you sell shares within six years of
  purchases of $1 million or more       buying them.  The charge starts at 5%
  bought without an initial sales       and declines thereafter until it
  charge).                              reaches 0% after six years. (see "Sales
                                        Charges - Class B").
 ------------------------------------------------------------------------------
  No purchase maximum.                  Maximum purchase of $100,000.
 ------------------------------------------------------------------------------
                                        Automatic conversion to Class A shares
                                        after eight years, reducing future
                                        annual expenses.
 ------------------------------------------------------------------------------



                                       19

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 ---------------------------------------------------------
 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE

 Generally, you may open an account by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

 EXCHANGE

 You may exchange your shares into shares of the same class of other funds in The American Funds Group generally without a sales charge. For purposes of computing the contingent deferred sales charge on Class B shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, EACH FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUNDS.


 PURCHASE MINIMUMS FOR CLASS A AND B SHARES
 To establish an account                           $    250
 To add to an account                              $     50
 PURCHASE MAXIMUM FOR CLASS B SHARES               $100,000



                                       20

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 SHARE PRICE

 Each fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, each fund will determine the appropriate price for the security.

 Your shares will be purchased at the net asset value plus any applicable sales charge in the case of Class A shares, or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. Sales of certain Class A and B shares may be subject to contingent deferred sales charges.

 ---------------------------------------------------------
 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $100,000               3.75%            3.90%            3.00%
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1
 million                          1.50%            1.52%            1.20%
 ------------------------------------------------------------------------------
 $1 million or more and certain other
 investments described below           see below  see below   see below



 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not


                                       21

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS subject to a contingent deferred sales charge. Investments made through retirement plans, endowments or foundations with $50 million or more in assets, or through certain qualified fee-based programs may also be made with no sales charge and are not subject to a contingent deferred sales charge. Each fund may pay a dealer concession of up to 1% under its Plan of Distribution on investments made with no initial sales charge.

 CLASS B

 Class B shares are sold without any initial sales charge. However, a contingent deferred sales charge may be applied to shares you redeem within six years of purchase, as shown in the table below.


 Contingent deferred sales charge
    on shares sold within year      as a % of shares being sold
 ---------------------------------------------------------------
                1                              5.00%
                2                              4.00%
                3                              4.00%
                4                              3.00%
                5                              2.00%
                6                              1.00%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

 CLASS B CONVERSION TO A SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that this automatic conversion is not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences. Please see the statement of additional information for more information.


                                       22

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 ---------------------------------------------------------
 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B contingent deferred sales charge using one or any combination of the methods described below, in the statement of additional information and "Welcome to the Family."

 REDUCING YOUR CLASS A SALES CHARGES

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for their own account(s) and/or:

  - trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

  -  solely controlled business accounts.

  -  single-participant retirement plans.

 Other types of accounts may also be aggregated. You should check with your financial adviser or consult the statement of additional information or "Welcome to the Family" for more information.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of Class A and/or B shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing Class A and B holdings in the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.


                                       23

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all Class A and B share non-money market fund purchases, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B SHARES

 The contingent deferred sales charge on Class B shares may be waived in the following cases:

  - to receive payments through systematic withdrawal plans (up to 12% of the value of your account);

  - to receive certain distributions, such as required minimum distributions from retirement accounts; or

  - for redemptions due to death or post-purchase disability of the shareholder.

 For more information, please consult your financial adviser, the statement of additional information or "Welcome to the Family."


                                       24

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 ---------------------------------------------------------
 PLANS OF DISTRIBUTION

 Each fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's board of directors/trustees. The plans provide for annual expenses of up to 0.25% or 0.30% for Class A shares and up to 1.00% for Class B shares. Up to 0.25% of these payments are used to pay service fees to qualified dealers for providing certain shareholder services. The remaining 0.75% expense for Class B shares is used for financing commissions paid to your dealer. The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year is indicated above under "Fees and Expenses of the Funds." Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.


                                       25

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 ---------------------------------------------------------
 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  -  Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  -  Requests must be signed by the registered shareholder(s).

  -  A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

  - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

  TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

  - Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

  -  Checks must be made payable to the registered shareholder.

  - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, each fund may be liable for losses due to unauthorized or fraudulent instructions.


                                       26

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 ---------------------------------------------------------
 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 Each fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month.
  Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in November or December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAX CONSEQUENCES

 Interest on municipal bonds is generally not included in gross income for federal income tax purposes. Each fund is permitted to pass through to its shareholders federally tax-exempt income subject to certain requirements.
  However, each fund may invest in obligations which pay interest that is subject to state and local taxes when distributed by each fund.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the funds may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The funds' distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the funds will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the funds is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see the statement of additional information, the "Welcome to the Family" guide, and your tax adviser for further information.


                                       27

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 ---------------------------------------------------------
 FINANCIAL HIGHLIGHTS

 The financial highlights table is intended to help you understand each fund's results for the past five years and is currently only shown for Class A shares.
  A similar table will be shown for Class B shares beginning with each fund's 2000 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the statement of additional information, which is available upon request.

 THE TAX-EXEMPT BOND FUND OF AMERICA

                                             YEARS ENDED AUGUST 31
                                           ---------------------------
                                   1999     1998     1997     1996      1995
                                  ---------------------------------------------
 Net Asset Value,                 $12.60   $12.27   $11.86   $11.94    $11.65
 Beginning of Year
 ------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income               .59      .62      .64      .64       .68
 Net gains or losses on
 securities (both                   (.55)     .37      .45      .01       .29
 realized and unrealized)
 ------------------------------------------------------------------------------
 Total from investment               .04      .99     1.09      .65       .97
 operations
 ------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)                 (.59)    (.62)    (.64)    (.64)     (.68)
 Distributions (from capital        (.19)    (.04)    (.04)    (.09)        -
 gains)
 ------------------------------------------------------------------------------
 Total distributions                (.78)    (.66)    (.68)    (.73)     (.68)
 ------------------------------------------------------------------------------
 Net Asset Value,                 $11.86   $12.60   $12.27   $11.86    $11.94
 End of Year
 ------------------------------------------------------------------------------
 Total return*                     0.22%    8.26%    9.39%    5.51%     8.70%
 ------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (in      $1,917   $1,795   $1,593   $1,476    $1,424
 millions)
 ------------------------------------------------------------------------------
 Ratio of expenses to               .65%     .66%     .68%     .68%      .66%
 average net assets
 ------------------------------------------------------------------------------
 Ratio of net income               4.78%    4.98%    5.27%    5.35%     5.87%
 to average net assets
 ------------------------------------------------------------------------------
 Portfolio turnover rate          14.56%   23.19%   14.39%   26.89%    49.28%
 * Excludes maximum sales charge.



                                       28

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND


                                                    YEARS ENDED JULY 31
                                        ---------------------------------------------
                             1999           1998           1997           1996            1995/1/
                         -----------------------------------------------------------------------------
 Net Asset Value,           $16.12         $15.90         $15.23         $15.14           $14.29
 Beginning of Year
 -----------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income         .81            .84            .87            .88              .76
 Net gains or losses on
 securities (both
 realized and                 (.54)           .26            .80            .37              .85
 unrealized)
 -----------------------------------------------------------------------------------------------------
 Total from investment         .27           1.10           1.67           1.25             1.61
 operations
 -----------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)           (.82)          (.84)          (.86)          (.88)            (.76)
 Distributions (from          (.08)          (.04)          (.14)          (.28)               -
 capital gains)
 -----------------------------------------------------------------------------------------------------
 Total distributions          (.90)          (.88)         (1.00)         (1.16)            (.76)
 -----------------------------------------------------------------------------------------------------
 Net Asset Value,           $15.49         $16.12         $15.90         $15.23           $15.14
 End of Year
 -----------------------------------------------------------------------------------------------------
 Total return/2/             1.63%          7.05%         11.36%          8.48%          11.62%/3/
 -----------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of           $564           $464           $316           $217             $157
 year (in millions)
 -----------------------------------------------------------------------------------------------------
 Ratio of expenses to
 average net assets           .78%           .79%           .87%           .88%          .94%/3/
 before fee waiver
 -----------------------------------------------------------------------------------------------------
 Ratio of expenses to
 average net assets           .78%           .79%           .87%           .86%          .62%/3/
 after fee waiver
 -----------------------------------------------------------------------------------------------------
 Ratio of net income         5.09%          5.19%          5.51%          5.74%          5.66%/3/
 to average net assets
 -----------------------------------------------------------------------------------------------------
 Portfolio turnover
 rate                       16.67%         16.38%         15.31%         35.22%          46.42%/3/
 1  The period ended July 31, 1995 represents the initial period of operations from September 26, 1994 to July 31, 1995.

 2 Excludes maximum sales charge.

 3 Based on operations for the period shown and, accordingly, not representative of a full year.



                                       29

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 LIMITED TERM TAX-EXEMPT BOND FUND


                                              YEARS ENDED JULY 31
                                           ---------------------------
                                   1999     1998     1997     1996      1995
                                  ---------------------------------------------
 Net Asset Value,                 $14.85   $14.79   $14.36   $14.29    $14.10
 Beginning of Year
 ------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income               .61      .66      .68      .69       .69
 Net gains or losses on
 securities (both                   (.23)     .06      .43      .07       .19
 realized and unrealized)
 ------------------------------------------------------------------------------
 Total from investment               .38      .72     1.11      .76       .88
 operations
 ------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net                (.61)    (.66)    (.68)    (.69)     (.69)
 investment income)
 ------------------------------------------------------------------------------
 Net Asset Value,                 $14.62   $14.85   $14.79   $14.36    $14.29
 End of Year
 ------------------------------------------------------------------------------
 Total return*                     2.59%    4.95%    7.96%    5.39%     6.45%
 ------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (in        $283     $227     $203     $197      $191
 millions)
 ------------------------------------------------------------------------------
 Ratio of expenses to
 average net assets before fee      .77%     .83%     .83%     .85%      .90%
 waiver
 ------------------------------------------------------------------------------
 Ratio of expenses to
 average net assets after fee       .75%     .75%     .75%     .74%      .64%
 waiver
 ------------------------------------------------------------------------------
 Ratio of net income               4.12%    4.40%    4.70%    4.77%     4.88%
 to average net assets
 ------------------------------------------------------------------------------
 Portfolio turnover rate          17.00%   34.07%   31.89%   34.95%    45.82%
 * Excludes maximum sales charge.







                                       30

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the funds including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the funds' investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of each fund, including each fund's financial statements and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by each fund and the funds' investment adviser and its affiliated companies.

 The codes of ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the funds at 333 South Hope Street, Los Angeles, California 90071.

                                                        Printed on Recyled Paper

Investment Company File No. 811-2421 (The Tax-Exempt Bond Fund of America) Investment Company File No. 811-8576 (American High-Income Municipal Bond Fund) Investment Company File No. 811-7888 (Limited Term Tax-Exempt Bond Fund of America)

                       THE TAX-EXEMPT BOND FUND OF AMERICA
                    AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
                  LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

                                     Part B
                      Statement of Additional Information

                                 March 15, 2000

This document is not a prospectus but should be read in conjunction with the current prospectus of The Tax-Exempt Bond Fund of America, Inc. ("TEBF"), American High-Income Municipal Bond Fund ("AHIM"), and Limited Term Tax-Exempt Bond Fund of America ("LTEX") dated March 15, 2000. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                   The Tax-Exempt Bond Fund of America, Inc.
                American High-Income Municipal Bond Fund, Inc.
                Limited Term Tax-Exempt Bond Fund of America
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        3
Fundamental Policies and Investment Restrictions. . . . . . . . . .        9
Fund Organization and Voting Rights . . . . . . . . . . . . . . . .       14
Fund Directors/Trustees and Officers. . . . . . . . . . . . . . . .       15
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       20
Dividends, Distributions and Taxes. . . . . . . . . . . . . . . . .       24
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       31
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       33
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       35
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       38
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       38
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       40
Shareholder Account Services and Privileges . . . . . . . . . . . .       41
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       44
General Information . . . . . . . . . . . . . . . . . . . . . . . .       44
Class A Share Investment Results and Related Statistics . . . . . .       46
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       49
Financial Statements




                   National Tax-Exempt Income Funds - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.


THE TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------

 .    The fund will invest at least 80% of its assets in securities exempt from regular federal income tax.
 .    The fund will not invest in securities subject to alternative minimum taxes.
 .    The fund will invest at least 65% of its assets in straight debt securities rated A or better by Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) or unrated but determined to be of equivalent quality.
 .    The fund may invest up to 35% of its assets in straight debt securities rated BBB by S&P or Baa by Moody's or below or unrated but determined to be of equivalent quality (with no more than 20% of its assets in straight debt securities rated BB/Ba or below or unrated but determined to be of equivalent quality).
 .    The fund will invest substantially in securities with maturities in excess of three years.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
----------------------------------------

 .    The fund will invest at least 80% of its assets in securities exempt from regular federal income tax (including securities subject to alternative minimum taxes).
 .    The fund will invest at least 65% of its assets in debt securities rated A or below by S&P or Moody's or unrated but determined to be of equivalent quality.
 .    The fund will invest at least 50% of its assets in debt securities rated
     BBB/Baa or below or unrated but determined to be of equivalent quality.
 .    The fund will invest at least 65% of its assets in bonds (any debt securities having initial maturities in excess of one year).
 .    The fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in obligations of the same type (however, the fund may not invest 25% of more in municipal securities of the same project type issued by non-governmental entities).

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

 .    The fund will invest at least 80% of its assets in securities exempt from regular federal income tax.
 .    The fund will invest up to 65% of its assets in bonds (any debt securities having initial maturities in excess of one year).
 .    The fund may invest up to 20% of its assets in securities subject to federal alternative minimum tax.
 .    The fund will invest at least 65% of its assets in debt securities rated A or better by Moody's Investors Services, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or unrated but determined to be of equivalent quality.
 .    The fund may invest up to 35% of its assets in debt securities rated
     BBB/Baa by Moody's or S&P or unrated but determined to be of equivalent quality.
 .    Although the fund is not normally required to dispose of a security in the event its rating is reduced below the current minimum rating for its purchase (or it is not rated and its quality

                   National Tax-Exempt Income Funds - Page 2
     becomes equivalent to such a security), if, as a result of a downgrade or otherwise, the fund holds more than 5% of its net assets in these securities, the fund will dispose of the excess as deemed prudent by the investment adviser.
 .    The dollar-weighted average effective maturity of the fund's portfolio will be between 3 and 10 years.
 .    The maximum dollar-weighted average nominal or stated maturity of the fund's portfolio will be 15 years.
 .    The maximum effective maturity of any one security in the fund's portfolio will be 10 years.
 .    The maximum nominal or stated maturity of any security in the fund's portfolio will be 25 years.

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


THE TAX-EXEMPT BOND FUND OF AMERICA, AMERICAN HIGH-INCOME MUNICIPAL BOND FUND AND LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
------------------------------------------------

DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general their prices decline when interest rates rise and vice versa.


Lower quality, lower rated bonds rated Ba or below by Standard & Poor's Corporation and BB or below by Moody's Investors Services, Inc. (or unrated but considered to be of equivalent quality) are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower quality, lower rated bonds.


Certain risk factors relating to "lower quality, lower rated bonds" are discussed below.


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower quality, lower rated bonds can be sensitive to adverse economic changes and political and corporate developments and may be less sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower quality, lower rated bonds.


                   National Tax-Exempt Income Funds - Page 3

     PAYMENT EXPECTATIONS - Lower quality, lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower quality, lower rated bonds, especially in a thin market.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


MUNICIPAL BONDS - Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, their exclusion from gross income for federal income tax purposes and, where applicable, state and local income tax are rendered by bond counsel to the issuing authorities at the time of issuance.


The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.


Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.


Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by


                   National Tax-Exempt Income Funds - Page 4 the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit, or other credit enhancement for the bond issue.


MUNICIPAL LEASE OBLIGATIONS - The fund may invest, without limitation, in municipal lease revenue obligations that are determined to be liquid by the Investment Adviser. In determining whether these securities are liquid, the Investment Adviser will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, the frequency and volume of trading and the number of dealers trading the securities.


ZERO COUPON BONDS - Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.


PRE-REFUNDED BONDS - From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For the purposes of diversification, pre-refunded bonds will be treated as governmental issues.


CASH AND CASH EQUIVALENTS - These securities include (i) commercial paper (e.g.,short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


TEMPORARY INVESTMENTS - The funds may invest in short-term municipal obligations of up to one year in maturity during periods of temporary defensive strategy resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from all such securities is exempt from federal income tax. Further, a portion of the fund's assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (1) obligations of the U.S. Treasury; (2) obligations of agencies and instrumentalities of the U.S. Government; (3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (4) repurchase agreements.


                   National Tax-Exempt Income Funds - Page 5

FORWARD COMMITMENTS - The funds may enter into commitments to purchase or sell securities at a future date. When the funds agree to purchase such securities they assume the risk of any decline in value of the security beginning on the date of the agreement. When the funds agree to sell such securities they do not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the funds could miss a favorable price or yield opportunity, or could experience a loss.


As the funds' aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the funds' aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because they may have an amount greater than their net assets subject to market risk). Should market values of the funds' portfolio securities decline while the funds are in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The funds will not borrow money to settle these transactions and therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


VARIABLE AND FLOATING RATE OBLIGATIONS - The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest. Variable and floating rate obligations permit the fund to "lock in" the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.


ADJUSTMENT OF MATURITIES - The Investment Adviser seeks to anticipate movements in interest rates and adjusts the maturity distribution of the portfolio accordingly. Keeping in mind each fund's objective, the Investment Adviser will increase the fund's exposure to this price volatility only when it appears likely to increase current income without undue risk to capital.


ISSUE CLASSIFICATION - Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The Investment Adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.


The Investment Adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited (or non-existent).


                   National Tax-Exempt Income Funds - Page 6

PRIVATE PLACEMENTS - Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by the fund's board of directors.


RESTRICTED SECURITIES AND LIQUIDITY - The funds may purchase securities subject to restrictions on resale. All such securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures which have been adopted by the fund's board of directors/trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


The funds may also engage in the following investment practices, although it has no current intention to do so over the next twelve months:


REPURCHASE AGREEMENTS - The funds may enter into repurchase agreements, under which it buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the fund may be delayed or limited.


LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA AND AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
---------

SECURITIES SUBJECT TO ALTERNATIVE MINIMUM TAXES - The funds may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum taxes; therefore, while the fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.


THE TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------

MUNICIPAL INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by municipalities. Interest payments are made to bondholders semi-annually and are made up of two components: a fixed "real coupon" or spread, and a variable coupon linked to an inflation index. Accordingly, payments will increase or decrease each period as a result of changes in the inflation index. In a period of deflation payments may decrease to zero, but in any event will not be less than zero.


                   National Tax-Exempt Income Funds - Page 7

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
----------------------------------------

CONCENTRATION OF INVESTMENTS - The fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type which pay interest on their obligations from revenue of similar projects. This may make the fund more susceptible to similar economic, political, or regulatory occurrences such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation. As the similarity in issuers increases, the potential for fluctuations in the fund's share price may increase. The fund may invest more than 25% of its assets in industrial development bonds.


The fund may also engage in the following investment practices, although it has no current intention to do so over the next twelve months:


LOANS OF PORTFOLIO SECURITIES - Each fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. Each fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. Each fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made.


LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

MATURITY - Under normal market conditions, the fund's dollar-weighted average effective portfolio maturity will range between 3 and 10 years. The fund will not purchase any security with an effective maturity of more than 10 years. In calculating effective maturity, a feature such as a put, call or sinking fund will be considered to the extent it results in a security whose market characteristics indicate a maturity of 10 years or less, even though the nominal or stated maturity may be beyond 10 years. The Investment Adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.


Additionally, the fund's dollar-weighted average nominal or stated portfolio maturity will not exceed 15 years, and the fund will not purchase any security with a nominal or stated maturity in excess of 25 years. For purposes of determining nominal or stated maturity, the fund will consider only the techniques approved for such purposes by the staff of the Securities and Exchange Commission which currently do not include any call or sinking fund features but are limited to those described in rule 2a-7(d) under the Investment Company Act of 1940 applicable to money market funds.


                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective


                   National Tax-Exempt Income Funds - Page 8 and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved.


The fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - Each fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


THE TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------

These restrictions provide that the fund may not:


1. With respect to 75% of the Fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

2. Enter into any repurchase agreement if, as a result, more than 10% of the value of the fund's total assets would be subject to repurchase agreements maturing in more than seven days;

3. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;

4. Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;

5. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;


                   National Tax-Exempt Income Funds - Page 9

6. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;

7. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;

8. Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

9.   Invest in companies for the purpose of exercising control or management;

10. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

11. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof;

For the purpose of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.

For purposes of Investment Restriction #10, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policy(ies) may be changed without shareholder approval:


     (a) invest 25% or more of its assets in municipal bonds the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. Government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may on occasion invest more than an aggregate of 25% of its total assets in industrial development bonds. There could be economic, business or political developments which might affect all municipal bonds of a similar category or type or issued by issuers within any particular geographical area or jurisdiction;

     (b)
     invest more than 15% of its net assets in securities which are not readily marketable.

     (c) invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended.


                   National Tax-Exempt Income Funds - Page 10

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
----------------------------------------

These restrictions provide that the fund may not:


1. With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

2.   Invest in companies for the purpose of exercising control or management;

3. Purchase or sell real estate (including real estate limited partnerships) unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

4. Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments or engage in futures transactions;

5. Engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

6. Make loans in an aggregate amount in excess of 33(alpha)% of the value of the fund's total assets, taken at the time any loan is made, provided that the purchase of debt securities pursuant to the fund's investment objective and entering into repurchase agreements maturing in seven days or less shall not be deemed loans for the purposes of this restriction and that loans of portfolio securities may be made;

7. Issue senior securities, except as permitted under the Investment Company Act of 1940;

8. Borrow money, except from banks for temporary or emergency purposes not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for the fund's borrowings falls below 300%, the fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

9. Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (this restriction does not prevent the fund from investing in securities with put and call features);

10. Invest 25% or more of its assets in municipal securities of the same project type issued by non-governmental entities. However, the fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type, including without limitation the following: general obligations of states and localities; lease rental obligations of state and local authorities; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; or industrial development or pollution control bonds issued for hospitals, electric utility systems, life care facilities or other purposes. As a result, the fund may be more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers. As the concentration in the secu-


                   National Tax-Exempt Income Funds - Page 11 rities of a particular category of issuer increases, the potential for fluctuation in the value of the fund's shares also increases; nor

11. Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policy(ies) may be changed without shareholder approval:


1. The fund does not currently intend (at least for the next 12 months) to lend portfolio securities. However, if such action is authorized by the Board of Directors, loans of portfolio securities as described under "Loans of Portfolio Securities" shall be made in accordance with the terms and conditions therein set forth and consistent with fundamental investment restriction #6;

2. The fund will not invest more than 15% of the value of its net assets in illiquid securities;

3. The fund does not currently intend (at least for the next 12 months) to invest in the securities of other registered management investment companies, except in connection with a merger, consolidation, acquisition, reorganization, or in connection with the implementation of any deferred compensation plan as adopted by the Board of Directors;

4. The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5% of total assets.

For the purposes of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

These restrictions provide that the fund may not:


 1. With respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or
(b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

 3. Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments or engage in futures transactions;

 4. Invest 25% or more of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration;


                   National Tax-Exempt Income Funds - Page 12

 5. Invest more than 15% of the value of its net assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days) or engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

 6.  Invest in companies for the purpose of exercising control or management;

 7. Make loans to others except for (a) purchasing debt securities; (b) entering into repurchase agreements; and (c) loaning portfolio securities;

 8. Issue senior securities, except as permitted under the Investment Company Act of 1940;

 9. Borrow money, except from banks for temporary purposes in an amount not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowing falls below 300%, the fund will reduce, within three days, the amount of its borrowing in order to provide for 300% asset coverage; nor

10. Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (this restriction does not prevent the fund from investing in securities with put and call features).

NON-FUNDAMENTAL POLICIES - The following non-fundamental policy(ies) may be changed without shareholder approval:


1. The fund does not currently intend (at least for the next 12 months) to sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

2. The fund does not currently intend (at least for the next 12 months) to invest in the securities of other investment companies except as permitted by the Investment Company Act of 1940, as amended.

3. The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5%.

4. The fund does not currently intend (at least for the next 12 months) to invest 25% or more of its assets in municipal bonds the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. Government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects. The fund may on occasion invest more than an aggregate of 25% of its total assets in industrial development bonds. There could be economic, business or political developments which might affect all municipal bonds of a similar category or type or issued by issuers within any particular geographical area or jurisdiction.

5. The fund does not currently intend (at least for the next 12 months) to loan portfolio securities.

For the purpose of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of


                   National Tax-Exempt Income Funds - Page 13 the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.


                      FUND ORGANIZATION AND VOTING RIGHTS

Each fund is an open-end, diversified management investment company. The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund were each organized as a Maryland corporation on July 20, 1979 and June 14, 1994, respectively. Limited Term Tax-Exempt Bond Fund of America was organized as a Massachusetts business trust on July 12, 1993.


All fund operations are supervised by each fund's Board of Directors/Trustees which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Directors/Trustees and Director/Trustee Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for each fund.


The funds have two classes of shares - Class A and Class B. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors/Trustees. Class A and Class B shareholders have exclusive voting rights with respect to the rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The funds do not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


                   National Tax-Exempt Income Funds - Page 14

                      FUND DIRECTORS/TRUSTEES AND OFFICERS

              Directors/Trustees and Director/Trustee Compensation



                                                                                             AGGREGATE
                                                                                            COMPENSATION
                                                                                       (INCLUDING VOLUNTARILY
                                                                                              DEFERRED
                                                                                          COMPENSATION/1/)
                                POSITION                                                   FROM THE FUND
                                  WITH           PRINCIPAL OCCUPATION(S) DURING              DURING THE
   NAME, ADDRESS AND AGE       REGISTRANT                 PAST 5 YEARS                  1999 FISCAL YEAR/2/
---------------------------------------------------------------------------------------------------------------
 Richard G. Capen, Jr.         Director/     Corporate Director and author; former          TEBF none/4/
 6077 San Elijo, Box 2494      Trustee       United States Ambassador to Spain;             AHIM none/4/
 Rancho Santa Fe, CA  92067                  former Vice Chairman of the Board,             LTEX none/4/
 Age: 65                                     Knight-Ridder, Inc., former Chairman
                                             and Publisher, The Miami Herald
                                                            ----------------
---------------------------------------------------------------------------------------------------------------
 H. Frederick Christie         Director/     Private Investor.  Former President and        TEBF $4,100/5/
 P.O. Box 144                  Trustee       Chief Executive Officer, The Mission           AHIM $2,500/5/
 Palos Verdes Estates, CA                    Group (non-utility holding company,            LTEX $2,500/5/
 90274                                       subsidiary of Southern California
 Age: 66                                     Edison Company)
---------------------------------------------------------------------------------------------------------------
 + Don R. Conlan               Director/     President (retired), The Capital Group              none/6/
 1630 Milan Avenue             Trustee       Companies, Inc.
 South Pasadena, CA 91030
 Age: 64
---------------------------------------------------------------------------------------------------------------
 Diane C. Creel                Director/     CEO and President, The Earth Technology        TEBF $4,100/5/
 100 W. Broadway               Trustee       Corporation (international consulting          AHIM $2,500/5/
 Suite 5000                                  engineering)                                   LTEX $2,500/5/
 Long Beach, CA 90802
 Age: 51
---------------------------------------------------------------------------------------------------------------
 Martin Fenton                 Director/     Managing Director, Senior Resource             TEBF $4,900/5/
 4660 La Jolla Village         Trustee       Group LLC (development and management          AHIM $2,900/5/
 Drive                                       of senior living communities)                  LTEX $2,900
 Suite 725
 San Diego, CA 92121-2116
 Age: 64
---------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller             Director/     President, Fuller Consulting (financial        TEBF $4,100/5/
 4337 Marina City Drive        Trustee       management consulting firm)                    AHIM $2,500/5/
 Suite 841 ETN                                                                              LTEX $2,500/5/
 Marina del Rey, CA 90292
 Age: 53
---------------------------------------------------------------------------------------------------------------
 +* Abner D. Goldstine         AHIM and      Senior Vice President and Director,                 none/6/
      Age: 70                  TEBF:         Capital Research and Management Company
                               Vice
                               Chairman
                               and
                               Director

                               LTEX:
                               President
                               and
                               Trustee
---------------------------------------------------------------------------------------------------------------
 +** Paul G. Haaga, Jr.        Chairman      Executive Vice President and Director,              none/6/
      Age: 51                  of            Capital Research and Management Company
                               the Board
---------------------------------------------------------------------------------------------------------------
 Richard G. Newman             Director/     Chairman, President and CEO, AECOM             TEBF $4,500/5/
 3250 Wilshire Boulevard       Trustee       Technology Corporation (architectural          AHIM $4,150/5/
 Los Angeles, CA 90010-1599                  engineering)                                   LTEX $4,150/5/
 Age: 65
---------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez              Director/     President, The Sanchez Family                  TEBF none/4/
 5234 Via San Delarro, #1      Trustee       Corporation dba McDonald's Restaurants         AHIM none/4/
 Los Angeles, CA  90022                      (McDonald's licensee)                          LTEX none/4/
 Age: 55
---------------------------------------------------------------------------------------------------------------
                                   TOTAL COMPENSATION
                                 (INCLUDING VOLUNTARILY
                                        DEFERRED
                                  COMPENSATION/1/) FROM        TOTAL NUMBER
                                  ALL FUNDS MANAGED BY           OF FUND
                                  CAPITAL RESEARCH AND            BOARDS
                                   MANAGEMENT COMPANY            ON WHICH
                              OR ITS AFFILIATES/3/ FOR THE   DIRECTOR/TRUSTEE
   NAME, ADDRESS AND AGE          1999 FISCAL YEAR END          SERVES/2/
------------------------------------------------------------------------------
 Richard G. Capen, Jr.               7/31/99 $42,700/4/             14
 6077 San Elijo, Box 2494            8/31/99 $43,700/4/
 Rancho Santa Fe, CA  92067                                 ------------------
 Age: 65
------------------------------------------------------------
 H. Frederick Christie               7/31/99 $203,600               19
 P.O. Box 144                        8/31/99 $206,000
 Palos Verdes Estates, CA                                   ------------------
 90274
 Age: 66
------------------------------------------------------------
 + Don R. Conlan                 none/6/                            12
 1630 Milan Avenue
 South Pasadena, CA 91030
 Age: 64
------------------------------------------------------------------------------
 Diane C. Creel                      7/31/99 $48,000                12
 100 W. Broadway                     8/31/99 $48,000
 Suite 5000                                                 ------------------
 Long Beach, CA 90802
 Age: 51
------------------------------------------------------------
 Martin Fenton                       7/31/99 $130,600/5/            15
 4660 La Jolla Village               8/31/99 $131,600/5/
 Drive                                                      ------------------
 Suite 725
 San Diego, CA 92121-2116
 Age: 64
------------------------------------------------------------
 Leonard R. Fuller                   7/31/99 $51,600/5/             13
 4337 Marina City Drive              8/31/99 $51,600/5/
 Suite 841 ETN                                              ------------------
 Marina del Rey, CA 90292
 Age: 53
------------------------------------------------------------
 +* Abner D. Goldstine           none/6/                            12
      Age: 70

------------------------------------------------------------------------------
 +** Paul G. Haaga, Jr.          none/6/                            15
      Age: 51

------------------------------------------------------------------------------
 Richard G. Newman                   7/31/99 $107,100               13
 3250 Wilshire Boulevard             8/31/99 $107,100
 Los Angeles, CA 90010-1599                                 ------------------
 Age: 65
------------------------------------------------------------
 Frank M. Sanchez                    7/31/99 $3,000                 12
 5234 Via San Delarro, #1            8/31/99 $4,000
 Los Angeles, CA  90022                                     ------------------
 Age: 55
------------------------------------------------------------




                   National Tax-Exempt Income Funds - Page 15

                   National Tax-Exempt Income Funds - Page 16

+ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or the parent company of the Investment Adviser, The Capital Group Companies, Inc.
++ May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.
* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025
** Address is 333 South Hope Street, Los Angeles, CA 90071

1 Amounts may be deferred by eligible Directors/Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors/Trustees.

2 The Tax-Exempt Bond Fund of America's fiscal year ends on August 31. American High-Income Municipal Bond Fund's and Limited Term Tax-Exempt Bond
  Fund of America's fiscal year ends on July 31.

3 Capital Research and Management Company manages The American Funds Group consisting of 29 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as
  amended ("501(c)(3) organization");      (ii) any trust, the present or future
  beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

4 Richard G. Capen, Jr. and Frank M. Sanchez were elected by TEBF shareholders on 10/27/99 and by AHIM and LTEX shareholders on 12/1/99.

5 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) during the 1999 fiscal year for participating Directors/Trustees is as follows:


                   National Tax-Exempt Income Funds - Page 17

TEBF - H. Frederick Christie ($9,423), Diane C. Creel ($4,659), Martin Fenton ($15,113), Leonard R. Fuller ($9,710) and Richard G. Newman ($35,568).
AHIM - H. Frederick Christie ($6,512), Diane C. Creel ($1,597), Martin Fenton ($1,344), Leonard R. Fuller ($3,531) and Richard G. Newman ($17,311).
LTEX - H. Frederick Christie ($6,175), Diane C. Creel ($1,597), Martin Fenton ($9,544), Leonard R. Fuller ($3,531) and Richard G. Newman ($24,505).
Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors/Trustees.

6 Don R. Conlan, Paul G. Haaga, Jr., and Abner D. Goldstine are affiliated with the Investment Adviser and, accordingly, receive no compensation from the funds.



                   National Tax-Exempt Income Funds - Page 18

                                    OFFICERS


                                  POSITION(S)           PRINCIPAL OCCUPATION(S)
   NAME AND ADDRESS     AGE     WITH REGISTRANT                 DURING
-----------------------------------------------------        PAST 5 YEARS#
                                                     -----------------------------
Neil L. Langberg        46   President and PEO -     Vice President - Investment
11100 Santa Monica           TEBF                    Management Group, Capital
Blvd.                        Senior Vice President   Research and Management
Los Angeles, CA 90025        - AHIM and LTEX         Company
----------------------------------------------------------------------------------
Mark R. Macdonald       40   President and PEO -     Vice President - Investment
11100 Santa Monica           AHIM                    Management Group, Capital
Blvd.                        Senior Vice President   Research and Management
Los Angeles, CA 90025        - LTEX                  Company
                             Vice President -TEBF
----------------------------------------------------------------------------------
Michael J. Downer       45   Vice President          Senior Vice President - Fund
333 South Hope Street                                Business Management Group,
Los Angeles, CA 90071                                Capital Research and
                                                     Management Company
----------------------------------------------------------------------------------
Brenda S. Ellerin       36   Vice President -        Vice President and Director,
11100 Santa Monica           TEBF and LTEX           Capital Research Company*
Blvd.
Los Angeles, CA 90025
----------------------------------------------------------------------------------
David A. Hoag           34   Vice President -        Vice President and Director,
11100 Santa Monica           TEBF and AHIM           Capital Research Company*
Blvd.
Los Angeles, CA 90025
----------------------------------------------------------------------------------
Edward B. Nahmias       47   Vice President -        Vice President, Capital
11100 Santa Monica           AHIM                    Research Company*
Blvd.
Los Angeles, CA 90025
----------------------------------------------------------------------------------
Julie F. Williams       51   Secretary               Vice President - Fund
333 South Hope Street                                Business Management Group,
Los Angeles, CA 90071                                Capital Research and
                                                     Management Company
----------------------------------------------------------------------------------
Anthony W. Hynes, Jr.   37   Treasurer               Vice President - Fund
135 South State                                      Business Management Group,
College Blvd.                                        Capital Research and
Brea, CA 92821                                       Management Company
----------------------------------------------------------------------------------
Kimberly S. Verdick     35   Assistant               Assistant Vice President -
333 South Hope Street        Secretary               Fund Business Management
Los Angeles, CA 90071                                Group, Capital Research and
                                                     Management Company
----------------------------------------------------------------------------------
Todd L. Miller          41   Assistant               Assistant Vice President -
135 South State              Treasurer               Fund Business Management
College Blvd.                                        Group, Capital Research and
Brea, CA 92821                                       Management Company
----------------------------------------------------------------------------------


# Positions within the organizations listed may have changed during this period.
* Company affiliated with Capital Research and Management Company.

All of the officers listed are officers, and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.


No compensation is paid by the fund to any officer or Director/Trustee who is a director, officer or employee of the Investment Adviser or affiliated companies. TEBF pays annual fees of $2,500 to


                   National Tax-Exempt Income Funds - Page 19

Directors/Trustees who are not affiliated with the Investment Adviser, plus $200 for each Board of Directors/Trustees meeting attended, plus $200 for each meeting attended as a member of a committee of the Board of Directors/Trustees. AHIM and LTEX pay annual fees of $900 to Directors/Trustees who are not affiliated with the Investment Adviser. In addition, each fund pays $200 for each Board of Directors/Trustees meeting attended, plus $200 for each meeting attended as a member of a committee of the Board of Directors/Trustees.


No pension or retirement benefits are accrued as part of fund expenses. The Directors/Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors/Trustees who are not affiliated with the Investment Adviser. As of February 15, 2000 the officers and Directors/Trustees of each fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $300 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreements (the "Agreements") between the funds and the Investment Adviser will continue in effect until May 31, 2000, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors/Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors/Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space,


                   National Tax-Exempt Income Funds - Page 20 necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees, and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


For TEBF the Investment Adviser receives a fee at the annual rate of 0.30% on the first $60 million of the fund's net assets, plus 0.21% on net assets from $60 million to $1 billion, plus 0.18% on net assets from $1 billion to $3 billion, plus 0.16% on net assets over $3 billion, plus 3% of the first $40 million of the fund's annual gross investment income, plus 2.50% of such income over $40 million but not exceeding $100 million and 2.25% of such income in excess of $100 million. Assuming net assets of $1.9 billion and gross investment income levels of 3%, 4%, 5%, 6% and 7%, management fees would be 0.28%, 0.31%, 0.33%, 0.36% and 0.38%, respectively. For the purposes of such computations under the Agreement, the fund's gross investment income does not reflect any net realized gains or losses on the sale of portfolio securities but does include original-issue discount as defiined for federal income tax purposes.


The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed the lesser of either 25% of gross income of the Fund for the preceding year or the sum or (a) 1-1/2% of the average daily net assets of the preceding year up to and including $30,000,000 and (b) 1% of any excess of average daily net assets of the preceding year over $30,000,000. Expenses which are not subject to these limitations are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding this limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For AHIM the Investment Adviser receives a fee at the annual rate of 0.30% on the first $60 million of average net assets, plus 0.21% on net assets over $60 million, plus 3% of gross investment income. Assuming net assets of $600 million and gross investment income levels of 3%, 4%, 5%, 6% and 7%, management fees would be 0.31%, 0.34%, 0.37%, 0.40% and 0.43%, respectively. For the purposes of such computations under the Agreement, the fund's gross investment income does not reflect any net realized gains or losses on the sale of portfolio securities but does include original-issue discount as defined for federal income tax purposes.


The Investment Adviser has agreed that in the event the expenses of Class A shares of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such


                   National Tax-Exempt Income Funds - Page 21 excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For LTEX the Investment Adviser receives a fee, at an annual rate of 0.30% per annum on the first $60 million of the fund's average net assets, plus 0.21% per annum on the portion of such net assets in excess of $60 million, plus 3% of the fund's gross investment income for the preceding month. Assuming net assets of $300 million and gross income levels of 3%, 4%, 5%, 6%, and 7%, management fees would be 0.32%, 0.35%, 0.38%, 0.41% and 0.44%, respectively. For the purposes of such computations under the Agreement, the fund's gross Investment income does not reflect any net realized gains or losses on the sale of portfolio securities but does include original-issue discount as defined for federal income tax purposes.


The Investment Adviser has agreed that in the event the expenses of Class A shares of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended 1999, 1998, and 1997, the Investment Adviser received advisory fees from TEBF of $6,526,000, $5,969,000, and $5,567,000, respectively. For the fiscal years ended 1999, 1998, and 1997, the Investment Adviser received advisory fees from AHIM of $2,083,000, $1,544,000, and $1,100,000, respectively. For the fiscal years ended 1999, 1998, and 1997, the Investment Adviser received advisory fees from LTEX of $999,000, $830,000, and $815,000, respectively.


PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. Each fund has adopted Plans of Distribution (the Plans), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of Class A shares during the 1999 fiscal year amounted to $1,005,000 after allowance of $3,987,000 to dealers for TEBF; $450,000 after allowance of $1,829,000 to dealers for AHIM; $189,000 after allowance of $737,000 to dealers for LTEX.


For TEBF during the fiscal years ended 1998 and 1997 the Principal Underwriter retained $827,000 and $632,000, respectively on sales of Class A shares after an allowance of $3,336,000 and $2,563,000 to dealers, respectively.


                   National Tax-Exempt Income Funds - Page 22

For AHIM during the fiscal years ended 1998 and 1997 the Principal Underwriter retained $487,000 and $345,000, respectively on sales of Class A shares after an allowance of $2,007,000 and $1,424,000 to dealers, respectively.


For LTEX during the fiscal years ended 1998 and 1997 the Principal Underwriter retained $113,000 and $155,000, respectively on sales of Class A shares after an allowance of $463,000 and $625,000 to dealers, respectively.


As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Boards of Directors/Trustees and separately by a majority of the directors/trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. The officers and directors/trustees who are "interested persons" of the fund may be considered to have a direct or indirect financial interest in the operation of the Plans due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plans to the fund include shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of directors/trustees who are not "interested persons" of the fund are committed to the discretion of the directors/trustees who are not "interested persons" during the existence of the Plans. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Boards of Directors/Trustees.


Under the Plans TEBF may expend up to 0.25%, 0.30% in the case of AHIM and LTEX, of its net assets annually for Class A shares and up to 1.00% of its net assets annually for Class B shares to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Directors/Trustees has approved the category of expenses for which payment is being made. For Class A shares these include up to 0.25% in service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, rollover IRA accounts as described in "Individual Retirement Account (IRA) Rollovers" below, and retirement plans, endowments or foundations with $50 million or more in assets). For Class B shares these include 0.25% in service fees for qualified dealers and 0.75% in payments to the Principal Underwriter for financing commissions paid to qualified dealers selling Class B shares.


Commissions on sales of Class A shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Class A Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, these commissions are not recoverable. During the 1999 fiscal year, TEBF, AHIM, and LTEX paid or accrued $4,721,000, $1,574,000, and $794,000 for compensation to dealers or the Principal Underwriter under the Plan for Class A shares, respectively.


As of the end of the 1999 fiscal year end, accrued and unpaid distribution expenses for TEBF, AHIM and LTEX were $894,000, $161,000 and $71,000, respectively.


                   National Tax-Exempt Income Funds - Page 23

OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income which includes any excess of net realized short-term gains over net realized long-term capital losses. Additional distributions may be made, if necessary. The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If the fund does not distribute the amount of capital gain and/or net investment income required to be distributed by an excise tax provision of the Code, the fund may be subject to that excise tax. In certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than the required amount. In this case, the fund will pay any income or excise taxes due.


Dividends will be reinvested in shares of the fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other American Funds, as provided in the prospectus.


TAXES - The fund has elected to be treated as a regulated investment company under Subchapter M of the Code. A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.


                   National Tax-Exempt Income Funds - Page 24

Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses, if any. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.


If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and their related tax credit.


Distributions of investment company taxable income are taxable to shareholders as ordinary income.


Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.


All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder subject to tax on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another American Fund, may result in tax consequences (gain or loss) to the shareholder and must also be reported on the shareholder's federal income tax return.


Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days.


                   National Tax-Exempt Income Funds - Page 25

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income tax at the level of the fund. Shareholders will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


Shareholders of the fund may be subject to state and local taxes on distributions received from the fund and on redemptions of the fund's shares.


Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year fund shareholders will receive a statement of the federal income tax status of all distributions.


In most cases, the interest on "private activity" bonds as defined under the Code is an item of tax preference subject to the alternative minimum tax ("AMT") on corporations and individuals. The fund may invest without limitation in "private activity" bonds. As of the date of this statement of additional information, individuals are subject to an AMT at a maximum marginal rate of 28% (20% on capital gains with respect to assets held more than one year) and corporations at a rate of 20%. Shareholders will not be permitted to deduct any of their share of fund expenses in computing alternative minimum tax income. With respect to corporate shareholders of the fund, all interest on municipal bonds and other tax-exempt obligations, including exempt-interest dividends paid by the fund, is included in adjusted current earnings in calculating federal


                   National Tax-Exempt Income Funds - Page 26 alternative minimum taxable income, and may also affect corporate federal "environmental tax" liability.


The following is only a summary of certain additional federal, state and local tax considerations generally affecting the fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the fund or its shareholders, and the discussion here and in the fund's prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.


The fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the fund would generally not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., plans qualified under Section 401 of the Internal Revenue Code, Keogh-type plans and individual retirement accounts). Such retirement plans would not gain any benefit from the tax-exempt nature of the fund's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them. In addition, the fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.


The fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Under Subchapter M, if the fund distributes within specified times at least 90% of its taxable and tax-exempt net investment income, it will be taxed only on that portion, if any, which it retains.


To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities which must be limited, in respect of any one issuer to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.


The percentage of total dividends paid by the fund with respect to any taxable year which qualify for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders receiving dividends during such year. In order for the fund to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of the fund's assets must consist of certain tax-exempt obligations. Not later


                   National Tax-Exempt Income Funds - Page 27 than 60 days after the close of its taxable year, the fund will notify each shareholder in writing of the portion of the dividends paid by the fund to the shareholder with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot, however, exceed the excess of the amount of interest excludable from gross income from tax under Section 103 of the Code received by the fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.


Interest on indebtedness incurred by a shareholder to purchase or carry fund shares is not deductible for federal income tax purposes if the fund distributes exempt-interest dividends during the shareholder's taxable year. If a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.


While the fund does not expect to realize substantial long-term capital gains, any net realized long-term capital gains will be distributed annually except as indicated above. The fund will have no tax liability with respect to such distributed gains, and the distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held fund shares. Such distributions will be designated as a capital gains distribution in a written notice mailed by the fund to shareholders not later than 60 days after the close of the fund's taxable year. If a shareholder receives a designated capital gain distribution (treated by the shareholder as a long-term capital gain) with respect to any fund share and such fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that fund share will be treated as long-term capital loss to the extent of the designated capital gain distribution. The fund also may make a distribution of net realized long-term capital gains near the end of the calendar year to comply with certain requirements of the Code. Gain recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation.


Similarly, while the fund does not expect to earn any significant investment company taxable income, in the event that any taxable income is earned by the fund it will be distributed except as indicated above. In general, the fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The fund would be taxed on any undistributed investment company taxable income. Any such income distributed will be taxable to shareholders as ordinary income (whether distributed in cash or additional shares).


The Code imposes limitations on the use and investment of the proceeds of state and local governmental bonds and upon other funds of the issuers of such bonds.
 These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. These provisions of the Code generally apply to bonds issued after August 15, 1986. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.


                   National Tax-Exempt Income Funds - Page 28

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Except as indicated above, the fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.


If for any taxable year the fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income would be subject to tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and might be eligible for the dividends-received deduction for corporations. Under normal circumstances, no part of the distributions to shareholders by the fund is expected to qualify for the dividends-received deduction allowed to corporate shareholders.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds.
 Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


As of the date of this statement of additional information, the maximum individual tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate generally applicable to net capital gains on assets held more than one year is 20%, and the maximum corporate tax applicable to ordinary income and net capital gains is 35%.
 However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of income tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of income tax of up to $100,000. Naturally, the amount of tax payable by a taxpayer will be affected by a combination of tax law rules covering, e.g., deductions, credits, deferrals, exemptions, sources of income and other matters.


Under the Code, distributions of net investment income by the fund to a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend paid by the fund is


                   National Tax-Exempt Income Funds - Page 29

"effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on dividend income received by him or her.


Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.


                   National Tax-Exempt Income Funds - Page 30

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By computer             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      established the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------
THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY
PURCHASE ORDER.
-------------------------------------------------------------------------------


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax--


                   National Tax-Exempt Income Funds - Page 31

Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. For investments above $100,000 Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


FUND NUMBERS - Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/ (see description below):

                                                            FUND      FUND
                                                           NUMBER    NUMBER
 FUND                                                      CLASS A   CLASS B
 ----                                                      -------   -------
 STOCK AND STOCK/BOND FUNDS
 AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . .     02        202
 American Balanced Fund/(R)/ . . . . . . . . . . . . . .     11        211
 American Mutual Fund/(R)/ . . . . . . . . . . . . . . .     03        203
 Capital Income Builder/(R)/ . . . . . . . . . . . . . .     12        212
 Capital World Growth and Income Fund/SM/  . . . . . . .     33        233
 EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . .     16        216
 Fundamental Investors/SM/ . . . . . . . . . . . . . . .     10        210
 The Growth Fund of America/(R)/ . . . . . . . . . . . .     05        205
 The Income Fund of America/(R)/ . . . . . . . . . . . .     06        206
 The Investment Company of America/(R)/  . . . . . . . .     04        204
 The New Economy Fund/(R)/ . . . . . . . . . . . . . . .     14        214
 New Perspective Fund/(R)/ . . . . . . . . . . . . . . .     07        207
 New World Fund/SM/  . . . . . . . . . . . . . . . . . .     36        236
 SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . .     35        235
 Washington Mutual Investors Fund/SM/  . . . . . . . . .     01        201
 BOND FUNDS
 American High-Income Municipal Bond Fund/(R)/ . . . . .     40        240
 American High-Income Trust/SM/  . . . . . . . . . . . .     21        221
 The Bond Fund of America/SM/  . . . . . . . . . . . . .     08        208
 Capital World Bond Fund/(R)/  . . . . . . . . . . . . .     31        231
 Intermediate Bond Fund of America/SM/ . . . . . . . . .     23        223
 Limited Term Tax-Exempt Bond Fund of America/SM/  . . .     43        243
 The Tax-Exempt Bond Fund of America/(R)/  . . . . . . .     19        219
 The Tax-Exempt Fund of California/(R)/* . . . . . . . .     20        220
 The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . .     24        224
 The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . .     25        225
 U.S. Government Securities Fund/SM/ . . . . . . . . . .     22        222


 MONEY MARKET FUNDS
 The Cash Management Trust of America/(R)/ . . . . . . .     09        209
 The Tax-Exempt Money Fund of America/SM/  . . . . . . .     39        N/A
 The U.S. Treasury Money Fund of America/SM/ . . . . . .     49        N/A
 ___________
 *Available only in certain states.



                   National Tax-Exempt Income Funds - Page 32

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" for a listing of the funds.)



                                                                    DEALER
                                            SALES CHARGE AS       CONCESSION
                                           PERCENTAGE OF THE:    AS PERCENTAGE
                                           ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                     NET AMOUNT  OFFERING     OFFERING
                                          -INVESTED-   PRICE         PRICE
------------------------------------------ --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .         6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .         5.26       5.00          4.25
$50,000 but less than $100,000. .           4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .          3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .           3.63       3.50          2.75
$250,000 but less than $500,000 .           2.56       2.50          2.00
$500,000 but less than $750,000 .           2.04       2.00          1.60
$750,000 but less than $1 million           1.52       1.50          1.20
$1 million or more . . . . . . . . . .        none     none    (see below)
-----------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plan assets invested in the American


                   National Tax-Exempt Income Funds - Page 33

Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a contingent deferred sales charge.
 Investments made by investors in certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A SHARES - A contingent deferred sales charge of 1% applies to redemptions made from funds, other than the money market funds, within 12 months following Class A share purchases of $1 million or more made without an initial sales charge. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A Shares" below.


DEALER COMMISSIONS ON CLASS A SHARES - The following commissions (up to 1%) will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution plan investing $1 million or more, or with 100 or more eligible employees, IRA rollover accounts (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with collective assets of $50 million or more: 1.00% on amounts of


                   National Tax-Exempt Income Funds - Page 34

$1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



 CONTINGENT DEFERRED SALES CHARGE ON
       SHARES SOLD WITHIN YEAR               AS A % OF SHARES BEING SOLD
 ------------------------------------------------------------------------------
                  1                                     5.00%
                  2                                     4.00%
                  3                                     4.00%
                  4                                     3.00%
                  5                                     2.00%
                  6                                     1.00%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class B shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first and then shares that you have owned the longest during the six-year period. CLASS B SHARES ARE NOT AVAILABLE TO CERTAIN RETIREMENT PLANS, INCLUDING GROUP RETIREMENT PLANS SUCH AS 401(K) PLANS, EMPLOYER-SPONSORED 403(B) PLANS, AND MONEY PURCHASE PENSION AND PROFIT SHARING PLANS.


Compensation equal to 4% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


CONVERSION OF CLASS B SHARES TO CLASS A SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. The conversion of Class B shares to Class A shares after eight years is subject to the Internal Revenue Service's continued position that the conversion of Class B shares is not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. At your option, Class B shares may still be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee; HOWEVER, SUCH AN EXCHANGE COULD CONSTITUTE A TAXABLE EVENT FOR YOU, AND ABSENT SUCH AN EXCHANGE, CLASS B SHARES WOULD CONTINUE TO BE SUBJECT TO HIGHER EXPENSES FOR LONGER THAN EIGHT YEARS.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know if you


                   National Tax-Exempt Income Funds - Page 35 qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid by the close of the period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Existing holdings eligible for rights of accumulation (see below), as well as purchases of Class B shares, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period, and any individual investments in American Legacy variable annuities and variable life insurance policies are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.


                   National Tax-Exempt Income Funds - Page 36

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts and/or:

     . employee benefit plan(s), such as an IRA, individual-type 403(b) plan, or single-participant Keogh-type plan;

     . business accounts solely controlled by these individuals (for example, the individuals own the entire business);

     . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, including an employee benefit plan other than those described above;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above; or

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of Class A and/or B shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

     RIGHTS OF ACCUMULATION - You may take into account the current value of your existing Class A and B holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A SHARES - Any CDSC on Class A shares may be waived in the following cases:


                   National Tax-Exempt Income Funds - Page 37

(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).

(2) Distributions from 403(b) plans or IRAs due to death, post-purchase disability or attainment of age 59-1/2.

(3)  Tax-free returns of excess contributions to IRAs.

(4) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% of the net asset value of the account each year.

CDSC WAIVERS FOR CLASS B SHARES - Any CDSC on Class B shares may be waived in the following cases:


(1) Systematic withdrawal plans (SWPs) - investors who set up a SWP (see "Automatic Withdrawals" below) may withdraw up to 12% of the net asset value of their account each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.

The 12% fee from CDSC limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Shareholders who establish a SWP should be aware that the amount of that payment not subject to a CDSC may vary over time depending on fluctuations in net asset value of their account. This privilege may be revised or terminated at any time.


(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2.

(3) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from an employer-sponsored retirement plan (plan assets) may be invested in any class of shares of the American Funds (except as described below) through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A and B shares contained in the fund's current prospectus and statement of additional information. In the case of an IRA rollover involving plan assets from a plan that offered the American Funds, the assets may only be invested in Class A shares of the American Funds. Such investments will be at net asset value and will not be subject to a contingent deferred sales charge. Dealers who initiate and are responsible for such investments will be compensated pursuant to the schedule applicable to investments of $1 million or more (see "Dealer Commissions on Class A Shares" above).


                   National Tax-Exempt Income Funds - Page 38

                                PRICE OF SHARES

Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or the Transfer Agent; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.


The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and


                   National Tax-Exempt Income Funds - Page 39

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of each fund without the consent of a majority of the fund's Board of Directors/Trustees.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent. Sales of certain Class A and B shares may be subject to deferred sales charges. You may sell (redeem) shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     - Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -     Requests must be signed by the registered shareholder(s)

     -     A signature guarantee is required if the redemption is:

          -  Over $50,000;

          - Made payable to someone other than the registered shareholder(s); or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     - You must include any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/

     - Redemptions by telephone or fax (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $50,000 per shareholder each day.

     -  Checks must be made payable to the registered shareholder(s).


                   National Tax-Exempt Income Funds - Page 40

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for Class B shares of The Cash Management Trust.

If you sell Class B shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any contingent deferred sales charge, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution of Class A or Class B shares without a sales charge in the Class A shares of any fund in The American Funds Group within 90 days after the date of the redemption or distribution (any contingent deferred sales charge on Class A shares will be credited to your account). Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments into The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a


                   National Tax-Exempt Income Funds - Page 41 weekend or holiday, your money will be invested on the next business day. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.


You may exchange shares by writing to the Transfer Agent (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are


                   National Tax-Exempt Income Funds - Page 42 processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - You may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day of each month you designate.


AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Shareholder Account Services and Privileges - Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Purchase Minimums" and "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or computer (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


                   National Tax-Exempt Income Funds - Page 43

REDEMPTION OF SHARES - The funds' Articles of Incorporation or Declaration of Trust permits the funds to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder owns of record shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors/Trustees of the fund may from time to time adopt.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Dealer concessions paid on underwriting transactions for the 1999, 1998 and 1997 fiscal years for TEBF, amounted to $1,261,000, $1,673,000 and $771,000, respectively.


Dealer concessions paid on underwriting transactions for the 1999, 1998 and 1997 fiscal years for AHIM, amounted to $2,083,000, $1,544,000 and $1,100,000, respectively.


Dealer concessions paid on underwriting transactions for the 1999, 1998 and 1997 fiscal years for LTEX, amounted to $999,000, $830,000 and $815,000, respectively. Fee waivers amounted to $63,000 for the year ended July 31, 1999.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY
 10081, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing


                   National Tax-Exempt Income Funds - Page 44 agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $499,000, $160,000, and $70,000, by TEBF, AHIM and LTEX respectively, for the 1999 fiscal year.


INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, CA 90071, serves as the fund's independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent accountants is reviewed and determined annually by the Board of Directors/Trustees.


PROSPECTUSES AND REPORTS TO SHAREHOLDERS - TEBF'S fiscal year ends on August 31. AHIM's and LTEX's fiscal year ends on July 31. Shareholders are provided updated prospectuses annually. In addition, shareholders are provided at least semiannually with reports showing the investment portfolio, financial statements and other information. The funds' annual financial statements are audited by the fund's independent accountants, PricewaterhouseCoopers LLP. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses and shareholder reports. To receive additional copies of a prospectus or report, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments. The personal investing policy is consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


         DETERMINATION OF TEBF'S NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- AUGUST 31, 1999

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $11.86
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $12.32



                   National Tax-Exempt Income Funds - Page 45

         DETERMINATION OF AHIM'S NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- JULY 31, 1999

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $15.49
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $16.09


         DETERMINATION OF LTEX'S NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- JULY 31, 1999

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $14.62
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $15.19



            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

TEBF's yield was 4.39% based on a 30-day (or one month) period ended August 31, 1999. AHIM's and LTEX's yield was 4.84% and 4.04%, respectively, based on a 30-day (or one month) period ended July 31, 1999. The yield was computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


     YIELD = 2[( a-b/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The funds may also calculate a tax equivalent yield based on a 30-day (or one month) period ended no later than the date of the most recent balance sheet included in the registration statement, computed by dividing that portion of the yield (as computed by the formula stated above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. TEBF'S tax-equivalent yield based on the maximum federal tax rate of 39.6% for the 30-day (or one month) period ended August 31 was 7.27%. AHIM's and LTEX's tax-equivalent yield based on the maximum federal tax rate of 39.6% for the 30-day (or one month) period ended July 31, 1999 was
8.01 and 6.69%, respectively.


                   National Tax-Exempt Income Funds - Page 46

As of 8/31/99, TEBF's total return over the past 12 months and average annual total return for the five- and ten-year periods were -3.53%, 5.56% and 6.68%, respectively. The fund's average annual total return at net asset value for the one-, five- and ten-year periods ended on August 31 were 0.22%, 6.36% and 7.09%, respectively.


As of July 31, 1999, AHIM's total return over the past 12 months and average annual total return over its lifetime were -2.20% and 7.38%, respectively. Over the fund's lifetime (September 26, 1994 to July 31, 1999), the Lehman Brothers Municipal Bond Index<F1> and the Lipper High Yield Municipal Debt Funds Average<F2> had average annual total returns of 7.16% and 6.84%, respectively. The fund's total return at net asset value over the past 12 months and average annual total return over its lifetime at July 31, 1999 were 1.63% and 8.23%, respectively.


As of July 31, 1999, LTEX's total return over the past twelve months and average annual total return over its lifetime were -1.27% and 4.36%, respectively. Over the fund's lifetime (October 6, 1993 to July 31, 1999), the Lehman Brothers 7-Year Municipal Bond Index<F3> and the Lipper Intermediate Municipal Debt Funds Average<F4> had average annual total returns of 5.13% and 4.60%, respectively.
 The fund's average annual total return at net asset value over the past twelve months and average annual over its lifetime at July 31, 1999 were 2.59% and 5.05%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return, the funds assume: (1) deduction of the maximum sales load of 3.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the funds will provide lifetime average total return figures. From time to time, the funds may calculate investment results for Class B shares.


The funds may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


[FN]
<F1>  The Lehman Brothers Municipal Bond Index represents the long-term investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses.
<F2>  The Lipper High Yield Municipal Debt Funds Average represents an average of funds in the objective that invest at least 50% of their assets in lower rated municipal debt issues. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions, but do not reflect sales charges and commissions.
<F3>  The Lehman Brothers 7-Year Municipal Bond Index is unmanaged, reflects no expenses or management fees and consists of a large universe of municipal bonds issued as state general obligations or revenue bonds with a minimum rating of BBB by Standard & Poor's Corporation.
<F4>  The Lipper Intermediate Municipal Debt Funds Average is comprised of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.


                   National Tax-Exempt Income Funds - Page 47

The funds may include information on their investment results and/or comparisons of their investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The funds may also, from time to time, combine their results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The funds may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the funds may refer to results published in various newspapers and periodicals, including Barron's, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


The funds may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The funds may compare their investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, and fuels, transportation, and other goods and services that people buy for day-to-day living).


                   National Tax-Exempt Income Funds - Page 48

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P) represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.
 Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.'
 Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards.
 Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


                   National Tax-Exempt Income Funds - Page 49

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


S & P rates the long-term securities debt of various entities in categories
-----
ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


"Debt rated 'AAA' has the highest rating assigned by S & P. Capacity to pay interest and repay principal is extremely strong."


"Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."


"Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."


"Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."


"Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or impled 'BBB-' rating.


"Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating."


"The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating."


"The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued."


"The rating 'C1' is reserved for income bonds on which no interest is being paid."


                   National Tax-Exempt Income Funds - Page 50

"Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized."

                                  Note Ratings

STANDARD & POOR'S CORPORATION: "SP-1" and "SP-2" are the two highest note rating categories, and are described as follows:


"SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation."

"SP-2 Satisfactory capacity to pay principal and interest."

MOODY'S INVESTORS SERVICE, INC.: "MIG-1" and "MIG-2" are the two highest note rating categories, and are described as follows:


"MIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing."

"MIG 2: This designation denotes high quality. Margins of protection are ample although not as large as in the preceding group."
                    Description of Commercial Paper Ratings

MOODY'S employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate
-------
commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.


Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


S&P ratings of commercial paper are graded into four categories ranging from "A"
---
for the highest quality obligations to "D" for the lowest.


A - Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety.


                   National Tax-Exempt Income Funds - Page 51

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.


A-2 - Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1."


                   National Tax-Exempt Income Funds - Page 52

THE TAX-EXEMPT BOND FUND OF AMERICA
Investment Portfolio
August 31, 1999
[S]                                           [C]
Geographic Breakdown
[begin pie chart]
California                                    9.51%
New York                                      9.10%
Illinois                                      8.47%
Michigan                                      8.29%
Pennsylvania                                  7.20%
Louisiana                                     5.36%
Other States                                 45.07%
Cash & Short-Term Securities                  7.00%
                                               -
[end pie chart]

Quality Ratings
[begin pie chart]

Aaa/AAA                                      37.81%
Aa/AA                                        14.21%
A                                            12.55%
Baa/BBB                                      18.74%
Below Investment Grade                        9.69%
Cash and Short-Term Securities                 7%*

[end pie chart]
Short-term securities rated A
or better = 6.60%

The Tax-Exempt Bond Fund of America, Inc.
Investment Portfolio, August 31, 1999
                                                                    Principa Market
                                                                     Amount   Value
                                                                       (000)   (000)
--------------------------------------------                        ----------------

Tax-Exempt Securities Maturing in More Than One Year - 93.00%
Alabama  -  0.20%
Daughters of Charity, National Health System, 5.25% 2015              $4,000  $3,797

Alaska  -  0.64%
Housing Fin. Corp., Collateralized Bonds (Veterans                     3,375   3,532
 Mortgage Program), Series 1992A-1, 6.75% 2032
Municipality of Anchorage:
1995 G.O. Ref. General Purpose Bonds, Series B,                        2,895   3,089
 FGIC Insured, 6.00% 2012
Municipal Light & Power, Senior Lien Ref. Electric                     5,000   5,585
 Rev. Bonds, MBIA Insured, Series 1996, 6.50% 2014
Arizona  -  0.25%
State Transportation Board, Subordinated Highway                       1,850   1,986
 Rev. Bonds, Series 1992B, 6.50% 2008 (Preref. 2002)
Industrial Dev. Auth. of the County of Maricopa,                       2,850   2,782
 Health Fac. Rev. Bonds (Catholic Healthcare West
 Project), 1998 Series A, 5.25% 2006

California  -  9.51%
G.O. Bonds:
6.75% 2006                                                             1,000   1,120
5.25% 2016                                                             7,320   7,170
Educational Facs. Auth., Rev. Bonds, Stanford                          3,000   2,872
 University, Series N, 5.35% 2027
Health Facs. Fncg. Auth., Hospital Rev. Bonds                          2,990   2,970
 (Downey Community Hospital), Series 1993, 5.75% 2015
Housing Fin. Agcy., Single Family Mortgage Rev.
 Bonds, 1998 Series C-4, Class I:
5.10% 2007                                                             1,790   1,801
5.20% 2009                                                             3,095   3,088
Public Works Board, Lease Rev. Bonds, California                       1,315   1,482
 Community Colleges, 1994 Series B (Various Community
 College Projects), 7.00% 2007 (Preref. 2004)
Statewide Communities Dev. Auth.:
Apartment Dev. Rev. Ref. Bonds (Irvine Apartment                       4,000   3,840
 Communities, LP), Series 1998A-3, 5.10% 2025 (Put 2010)
Children's Hospital of Los Angeles, MBIA Insured, 6.00% 2008           1,715   1,857
The Internext Group, Cert. of Part., 5.375% 2017                       2,000   1,863
St. Joseph Health System Obligated Group, Cert. of Part.:
5.50% 2014                                                             2,000   1,946
5.50% 2023                                                             2,700   2,584
Alameda Public Fncg. Auth., 1999 Rev. Bonds (1997
 Rev. Bond Refinancing):
5.20% 2010                                                             2,495   2,397
5.30% 2011                                                             1,820   1,752
5.35% 2012                                                             1,620   1,556
5.40% 2013                                                               500     479
5.45% 2014                                                             1,000     957
Anaheim Public Fncg. Auth., Lease Rev. Bonds,                          1,000   1,063
 (Anaheim Public Improvement Project), Senior Lease
 Rev. Bonds, 1997 Series A, FSA Insured, 6.00% 2024
City of Antioch, Public Fncg. Auth., 1998 Reassessment
 Rev. Bonds, Subordinated Series B:
5.60% 2009                                                             1,305   1,258
5.85% 2015                                                             1,500   1,442
Association of Bay Area Governments, Fncg. Auth.
 for Nonprofit Corps., Ref. Rev. Cert. of Part.:
(American Baptist Homes Foundation), Series 1998A,                     3,000   2,993
 6.10% 2017
(Episcopal Homes Foundation), Series 1998, 5.00% 2008                  1,350   1,339
Bonita Canyon Public Facs. Fncg. Auth., Community                      2,500   2,235
 Facs. Dist. No. 98-1, Special Tax Bonds, Series
 1998, 5.375% 2028
Central Valley Fncg. Auth., Cogeneration Project
 Rev. Bonds (Carson Ice-Gen Project), Series 1993:
5.80% 2004                                                             3,300   3,465
6.00% 2009                                                             3,750   3,862
6.10% 2013 (Preref. 2003)                                              1,000   1,082
County of Contra Costa Public Fncg. Auth., 1999                        1,000     928
 Tax Allocation Rev. Bonds (Pleasant Hill BART,
 N. Richmond, Bay Point, Oakley & Rodeo Redev. Projs),
 5.10% 2014
Del Mar Race Track Auth., Rev. Ref. Bonds,                             1,470   1,493
 Series 1996, 6.00% 2001
County of El Dorado, Community Facs. Dist.                             1,000     999
 No. 1992-1 (El Dorado Hills Dev.), Series 1999
 Special Tax Bonds, 6.125% 2016
City of Irvine, Limited Obligation Improvement Bonds:
Group One:
Assessment Dist. No. 94-13 (Oak Creek), 5.50% 2022                     2,000   1,847
Assessment Dist. No. 97-17, 6.00% 2023                                 1,500   1,466
Group Two, Assessment Dist. No. 94-13 (Oak Creek),                     1,250   1,214
 6.00% 2022
Group Three, Assessment Dist. No. 95-12, Fixed                         2,750   2,559
 Rate Bonds, 5.50% 2021
Long Beach Aquarium of the Pacific, Rev. Bonds
 (Aquarium of the Pacific Project), 1995 Series A:
6.10% 2010                                                             4,000   4,118
6.125% 2015                                                            7,000   7,071
6.125% 2023                                                           14,000  14,035
City of Los Angeles:
State Building Auth., Lease Rev. Ref. Bonds, Dept.
 of General Services Lease, 1993 Series A:
5.375% 2006                                                            3,000   3,124
5.50% 2007                                                             5,545   5,804
Community Redev. Agcy., Central Business Dist.                         2,000   2,021
 Redev. Project, Tax Allocation Ref. Bonds,
 Series I, 5.00% 2001
Regional Airports Improvement Corp., Facs. Lease                       2,000   2,119
 Ref. Rev. Bonds, Issue of 1992, United Air Lines, Inc.
 (Los.Angeles  International Airport), 6.875% 2012
County of Los Angeles:
Capital Asset Leasing Corp., Cert. of Part.
 (Marina del Rey), Series A:
6.25% 2003                                                             4,530   4,683
6.50% 2008                                                             4,750   5,041
Metropolitan Transportation Auth., Proposition C                       1,300   1,231
 Sales Tax Rev. Bonds, Second Series 1993B,
 AMBAC Insured, 5.25% 2023
The Metropolitan Water Dist. of Southern California,                   3,000   3,095
 Waterworks G.O. Ref. Bonds, 1993 Series A1, 5.50% 2010
Northern California Power Agcy., Geothermal Project
 Number 3 Special Rev. Bonds, 1993 Ref. Series A:
5.60% 2006 (Escrowed to Maturity)                                      1,495   1,591
5.60% 2006                                                             1,505   1,569
County of Orange:
Aliso Viejo Special Tax Bonds of Community Facs.
 Dist. No. 88-1, Series A of 1992:
7.15% 2006 (Preref. 2002)                                              2,000   2,209
7.35% 2018 (Preref. 2002)                                             10,000  11,101
Limited Obligation Improvement Bonds, Irvine Coast
 Assessment Dist. No. 88-1, 1998 Series A:
5.05% 2007                                                             1,000     975
5.15% 2008                                                             1,000     973
5.30% 2010                                                             1,100   1,071
Pleasanton Joint Powers Fncg. Auth., Reassessment                        465     477
 Rev. Bonds, 1993 Series A, 5.70% 2001
Riverside County Transportation Commission, Sales                      3,600   3,824
 Tax Rev. Bonds (Limited Tax  Bonds), 1991 Series A,
 6.50% 2009 (Preref. 2001)
City of Roseville, North Central Roseville Community
 Facs. Dist. No. 1, Special Tax Ref. Bonds:
Series 1998, 5.20% 2007                                                1,235   1,197
Series 1999:
5.30% 2007                                                             2,865   2,799
5.80% 2017                                                             3,000   2,891
Sacramento Cogeneration Auth., Cogeneration
 Project Rev. Bonds:
Procter & Gamble Project, 1995 Series:
6.00% 2003                                                             2,200   2,299
7.00% 2005                                                             1,500   1,656
6.20% 2006                                                             1,000   1,071
6.375% 2010                                                              500     546
6.375% 2010 (Preref. 2005)                                               500     556
County of Sacramento, Laguna Creek Ranch/Elliott                         500     503
 Ranch Community Facs. Dist. No. 1, Improvement
 Area No. 2 Special Tax Ref. Bonds (Elliott Ranch),
 6.30% 2021
County of San Bernardino, Housing Auth., Multi-Family                  1,500   1,476
 Housing Rev. Ref. Bonds (Equity Residential/Redlands
 Lawn & Tennis Apartments), Issue 1999A, 5.20% 2029 (09
County of San Diego, Reassessment Dist. No. 97-1                       1,000   1,021
 (4-S Ranch), Limited Obligation Improvement Bonds,
 6.25% 2012
San Diego Unified School Dist., 1999 G.O. Bonds                        3,690   1,358
 (Election of 1998, Series A), Capital Appreciation
 Bonds, FGIC Insured, 0.00% 2017
Redev. Agcy. of the City and County of San Francisco,                  4,000   3,979
 Ref. Lease Rev. Bonds, Series 1991 (George R.
 Moscone Convention Center), 5.50% 2018
San Marcos Public Facs. Auth., Ref. Rev. Bonds,                        2,000   1,920
 Series 1998, 5.80% 2027
San Marcos Unified School Dist.,  Community Facs.                      3,250   2,992
 Dist. No. 5 (Rancho Carrillo), Series 1999 Special
 Tax Bonds, 5.60% 2029
Community Facs. Dist. No. 99-1 (Talega) of the                         1,195   1,191
 Santa Margarita Water Dist., Series 1999 Special
 Tax Bonds, 6.10% 2014
Stanislaus Waste-To-Energy Fin. Agcy., Solid Waste                     2,450   2,515
 Fac. Ref. Rev. Certificates (Ogden Martin Systems
 of Stanislaus, Inc. Project), Series 1990, 7.625% 2010
City of Stockton, Mello-Roos Rev. Bonds, Community                       500     503
 Facs. Dist. No. 90-2B (Brookside Estates),
 Series 1997A, 5.40% 2004
Washington Township Health Care Dist., Rev. Bonds,                     1,300   1,194
 Series 1999, 5.00% 2014
The Regents of the University of California, Various                   2,000   1,949
 University of California Projects, 1993 Series A,
 5.50% 2021
City of West Sacramento, Limited Obligation Ref.
 Improvement Bonds, Reassessment Dist. of 1998:
5.30% 2009                                                               750     719
5.30% 2010                                                               500     476
West Sacramento Fncg. Auth., Special Tax Rev.
 Bonds, Series F:
5.75% 2011                                                             1,540   1,484
6.10% 2029                                                             1,000     937

Colorado  -  4.38%
Housing and Fin. Auth.:
Multi-Family Housing Insured Mortgage Rev. Bonds:
1982 Series A, 9.00% 2025                                              1,515   1,494
1997 Series C-3, 5.65% 2015                                            2,300   2,345
Single Family Housing Program Senior and
 Subordinate Bonds:
1997 Series:
A-3, 7.00% 2016                                                        1,750   1,906
C-3, 6.75% 2017                                                        1,000   1,079
B-3, 6.80% 2028                                                        1,000   1,092
1998 Series:
A-3, 6.50% 2016                                                        1,000   1,064
D-3, 6.125% 2023                                                       2,000   2,063
B-3,  6.55% 2025                                                       5,750   6,122
Student Obligation Bond Auth., Student Loan Rev.                       1,065   1,096
 Bonds, 1994 Series L, 6.00% 2001
Arapahoe County, Capital Improvement Trust Fund
 Highway Rev. Bonds (E-470 Project):
6.90% 2015 (Preref. 2005)                                              5,750   6,579
6.95% 2020 (Preref. 2005)                                             20,500  23,510
City and County of Denver, Airport System Rev.
 Bonds, Series 1992A:
7.25% 2025 (Preref. 2002)                                             14,210  15,717
7.25%  2025 (Preref. 2002)                                             5,590   6,183
Eaglebend Affordable Housing Corp., Multi-Family
 Housing Project Rev. Ref. Bonds:
Series 1997 A, 6.45% 2021                                              1,175   1,207
Series 1998A:
6.35% 2014                                                             1,065   1,055
6.63% 2039                                                             2,000   1,972
Metroplitan Football Stadium Dist., Capital
 Appreciation Sales Tax Rev. Bonds, MBIA Insured:
Series 1999B, 0.00% 2006                                               6,000   4,405
Series 1999A, 0.00% 2012                                               1,750     896
The Regents of the University of Colorado, Refunding                   3,000   3,190
  Cert. of Part. (Telecommunications and Cogeneration
  Projects), Series 1996, AMBAC Insured, 6.00% 2005
University of Colorado Hospital Auth., Hospital Ref.                   1,000   1,041
 Rev. Bonds, Series 1997A, AMBAC Insured, 5.50% 2007

Connecticut  -  1.01%
Dev. Auth., Pollution Control Rev. Ref. Bonds (The                     6,025   5,674
 Connecticut Light and Power Co. Project), Series
 1993A, 5.85% 2028
Health and Educational Fac. Auth., Rev. Bonds,                         2,800   2,881
 University of Hartford Issue, Series  D, 6.75% 2012
Housing Fin. Auth., Housing Mortgage Fin. Program                        605     620
 Bonds, Subseries  B-1,  6.25% 2011
Mashantucket (Western) Pequot Tribe, Special Rev.
 Bonds, 1996 Series A:(1)
6.25% 2002 (Escrowed to Maturity)                                      1,000   1,058
6.375% 2004 (Escrowed to Maturity)                                     1,985   2,157
6.50% 2005 (Escrowed to Maturity)                                      1,490   1,642
6.40% 2011                                                             2,530   2,655
6.40% 2011 (Preref. 2007)                                              2,470   2,756

Delaware  -  0.05%
Econ. Dev. Auth., First Mortgage Rev. Bonds                            1,000   1,019
 (Peninsula United Methodist Homes, Inc. Issue),
 Series 1997A, 6.00% 2009

District of Columbia  -  1.27%
G.O. Bonds:
Series 1992 B, MBIA Insured, 6.30% 2010 (Preref. 2002)                 2,900   3,098
Series 1993 A, AMBAC Insured:
5.875% 2005                                                            2,780   2,935
5.875% 2005 (Escrowed to Maturity)                                       220     234
Series 1993 B-1, AMBAC Insured, 5.50% 2009                             3,000   3,074
Convention Center Auth. (Washington, D.C.),                            1,105   1,120
 Senior Lien Dedicated Tax Rev. Bonds, Series 1998,
 AMBAC Insured, 5.00% 2006
Fixed Rate Rev. Bonds (National Academy of Sciences
 Project), Series 1999A, AMBAC Insured:
5.00% 2009                                                             1,300   1,294
5.00% 2010                                                             1,810   1,785
Hospital Rev. and Ref. Bonds:
Medlantic Healthcare Group, Inc. Issue:
Series 1992 B, 6.50% 2002 (Escrowed to Maturity)                       2,000   2,115
Series 1993 A,  MBIA Insured, 5.25% 2012 (Escrowed                     2,000   1,981
 to Maturity)
Series 1996A, MBIA Insured, 6.00% 2009 (Escrowed                       3,355   3,598
 to Maturity)
Washington Hospital Center Issue, Series 1992A,                        2,000   2,146
 7.00% 2005 (Preref. 2002)
Redev. Land Agcy., Sports Arena Special Tax Rev.                         890     906
 Bonds, Series 1996,  5.625% 2010

Florida  -  3.16%
Arbor Greene Community Dev. Dist. (City of Tampa,
 Hillsborough County), Special Assessment Rev. Bonds:
Series 1996, 7.60% 2018                                                  975   1,027
Series 1998, 5.75% 2006                                                1,490   1,465
Broward County, Resource Recovery Rev. Bonds,
 Series 1984:
North Project, 7.95% 2008                                              7,350   7,626
South Project, 7.95% 2008                                              9,985  10,361
Championsgate Community Dev. Dist., Capital                            1,515   1,485
 Improvement Rev. Bonds, Series 1998B, 5.70% 2005
The Crossings at Fleming Island Community Dev.                         1,065   1,143
 Dist. (Clay County), Special Assessment Bonds,
 Series 1995, 8.25% 2016
Heritage Harbor Community Dev. Dist. Rev. Bonds,                       1,165   1,161
 Series B, 6.00% 2003
Heritage Palms Community Dev. Dist. (Fort Myers),                      1,935   1,891
 Capital Improvement Rev. Bonds, Series 1998, 5.40% 2003
Heritage Pines Community Dev. Dist. (Pasco County),                    2,925   2,846
 Capital Improvement Rev. Bonds, Series 1998B, 5.50% 2005
Lee County Industrial Dev. Auth. Healthcare Facs.
 Rev. Bonds:
Series 1997A (Cypress Cove at Healthpark Florida, Inc.
 Project):
5.80% 2006                                                             1,005     994
6.25% 2017                                                             5,550   5,518
Series 1999A (Shell Point/Alliance Obligated Group,
 Shell Point Village Project):
5.25% 2006                                                             1,150   1,132
5.50% 2010                                                             1,500   1,468
5.75% 2012                                                             1,360   1,336
5.75% 2015                                                             1,000     960
Meadow Pointe II, Community Dev. Dist. (Pasco
 County), Capital Improvement Rev. Bonds:
Series 1998A, 5.25% 2003                                               1,915   1,867
Series 1998B, 5.50% 2005                                               1,670   1,619
Mid-Bay Auth., Rev. Ref. Bonds:
Series 1991B, 8.50% 2022 (Subject to Crossover                         4,000   4,430
 Refunding)
Series 1993D, 6.10% 2022                                                 500     507
Northern Palm Beach County Improvement Dist.,
 Water Control and Improvement BondS:
Unit of Dev. No. 9A, Series 1996A:
6.80% 2006                                                               960   1,023
7.30% 2027                                                             1,500   1,611
Unit of Dev. No. 9B, Series 1999:
5.85% 2013                                                             1,000     979
6.00% 2029                                                             2,200   2,135
City of Orlando, Special Assessment Rev. Bonds
 (Conroy Road Interchange Project), Series 1998A:
5.50% 2010                                                             1,000     956
5.80% 2026                                                             2,000   1,857
River Ridge Community Dev. Dist. (Lee County),                         1,800   1,750
 Capital Improvement Rev. Bonds, Series 1998,
 5.75% 2008
Sarasota County Public Hospital Board, Fixed Rate                      1,500   1,414
 Hospital Rev. Ref. Bonds, Series 1998B (Sarasota
 Memorial Hospital Project), MBIA Insured, 5.25% 2024

Georgia  -  2.23%
Municipal Electric Auth.:
General Power Rev. Bonds:
Series X, 6.50% 2012                                                   1,215   1,333
CTFS-1992B Series, 6.375%  2016                                        1,000   1,077
Mel Power, Project One Subordinated Bonds, Series B,                   1,995   2,136
 AMBAC Insured, 6.00% 2007
City of Atlanta:
Airport Facs. Rev. Ref. Bonds, Series 1994A,                           1,000   1,109
 AMBAC Insured, 6.50% 2009
Special Purpose Facs. Rev. Ref. Bonds (Delta Air                       4,500   4,619
 Lines, Inc. Project),  Series 1989A, 7.50% 2019
Water and Wastewater Rev. Bonds, Series 1999,                          8,500   8,461
 FGIC Insured, 5.50% 2022
Housing Auth. of the County of DeKalb, Multi-Family
 Housing Rev. Ref. Bonds (The Park at Briarcliff
 Apartments Project):
Series 1998A, 4.55% 2028                                               8,000   7,793
Series 1998B, 4.70% 2028                                               1,985   1,945
Fulco Hospital Auth., Rev. Anticipation Certificates:
Georgia Baptist Health Care System Project:
Series 1992 A, (Preref. 2002):
6.40% 2007                                                             1,000   1,076
6.25% 2013                                                             2,100   2,249
6.375% 2022                                                            1,595   1,714
Series 1992 B, 6.375% 2022                                               610     655
St. Joseph's Hospital of Atlanta, Inc., Series 1994,                   2,305   2,335
 4.80% 2001 (Escrowed to Maturity)
Dev. Auth. of Fulton County, Special Facs. Rev.                        3,115   3,274
 Bonds (Delta Air Lines, Inc. Project), Series 1992,
 6.95% 2012
Hospital Auth. of Savannah, Rev. Bonds, St. Joseph's/                  2,895   2,898
Candler Health System, Inc. Issue, Series 1998B,
 FSA Insured, 5.25% 2011

Hawaii  -  0.77%
G.O. Bonds:
1997, Series CN, FGIC Insured, 5.25% 2013                             10,000   9,900
1998, Series CR, MBIA Insured, 5.00% 2008                              3,000   3,020
City and County of Honolulu, G.O. Bonds, Ref. And
 Improvement Series, 1993B:
5.00% 2013                                                             1,370   1,318
5.00% 2013 (Escrowed to Maturity)                                        630     612

Illinois  -  8.47%
Build Illinois Bonds (Sales Tax Rev. Bonds), Series O,                 1,000   1,044
 6.00% 2002
Civic Center Bonds (Special State Obligation Bonds),                   6,500   7,000
 Series 1991, AMBAC Insured,  6.25% 2020
Educational Facs. Auth., Rev. Bonds:
MJH Education Assistance Illinois III LLC, Series                      1,500   1,471
 1999D, AMBAC Insured, 5.45% 2014
Wesleyan University, Series 1993, 5.625% 2018                          1,490   1,487
Health Facs. Auth.:
Rev. Bonds:
Advocate Health Care Network:
Series 1998A:
5.00% 2007                                                             1,620   1,591
5.00% 2008                                                             1,870   1,821
4.50% 2009                                                             1,930   1,759
4.625% 2010                                                            3,000   2,727
Series 1998B, 4.875% 2013                                              2,460   2,215
Alexian Brothers Health System, Series 1999, FSA Insured:
5.00% 2008                                                             1,230   1,228
5.25% 2010                                                             3,500   3,507
5.25% 2012                                                             6,960   6,857
5.00% 2025                                                             2,000   1,761
Centegra Health System, Series 1998:
5.50% 2008                                                             1,640   1,630
5.50% 2009                                                             2,290   2,258
5.50% 2010                                                             2,440   2,388
5.20% 2012                                                             2,200   2,063
5.25% 2013                                                             2,430   2,273
5.25% 2018                                                             2,500   2,249
The Children's Memorial Hospital Series 1999A, AMBAC Insured:
5.75% 2010                                                             1,835   1,913
5.75% 2011                                                             1,690   1,751
Edward Hospital Association Project, Series 1992,                      1,000   1,080
 7.00% 2022(Preref. 2002)
Northwestern Memorial  Hospital, Series 1994A, 6.00% 2024              2,000   2,008
OSF Healthcare System, Series 1993, 5.75% 2007                         6,760   6,833
Rev. Ref. Bonds:
Advocate Health Care Network, Series 1997A:
5.50% 2008                                                             2,110   2,128
5.80% 2016                                                             8,000   7,953
Edward Hospital Project, Series 1993 A:
5.75% 2009                                                             1,550   1,563
6.00% 2019                                                             1,435   1,416
Fairview Obligated General Project, 1995 Series A:
6.25% 2001                                                             1,105   1,123
6.50% 2006                                                               770     792
7.40% 2023                                                             1,500   1,604
Rev. and Rev. Ref. Bonds:
Evangelical Hospitals Corp., Series C, 6.25% 2022                      4,000   4,298
 (Escrowed to Maturity)
Lutheran General Health, Series C,  6.00% 2018                         2,705   2,814
Dev. Fin. Auth., Rev. Bonds, Series 1998A (Provena                     5,000   5,087
 Health), MBIA Insured, 5.50% 2010
Housing Dev. Auth., Multi-Family Housing Bonds,                        1,490   1,589
 1992 Series A, 7.00% 2010
Metropolitan Pier and Exposition Auth., McCormick                      3,910   4,263
 Place Expansion Project Bonds,  Series 1992A, 6.50%
 2027 (Preref. 2003)
City of Berwyn, Rev. Bonds, Series 1995 (MacNeal                       3,000   3,199
 Memorial Hospital Association Project), AMBAC
 Insured, 6.00% 2009
City of Chicago:
General Obligation Bonds (Emergency Telephone                          2,000   1,907
 System), Ref. Series 1999, FGIC Insured, 5.25% 2020
Board of Trustees of Chicago State University,                         1,000     979
 Auxiliary Facs. System Rev. Bonds, Series 1998,
 MBIA Insured, 5.50% 2023
County of Cook, G.O. Capital Improvement Bonds,
 Series 1996, FGIC Insured:
6.00% 2006                                                             3,920   4,217
6.50% 2011                                                             4,000   4,448
Chicago O'Hare International Airport, Special Fac.                     2,750   3,122
 Rev. Ref. Bonds, Series 1994 (American Airlines, Inc.
 Project), 8.20% 2024
Metropolitan Water Reclamation Dist. of Greater
 Chicago, Series  B:
Capital Improvement Bonds, 5.25% 2004                                  5,000   5,179
Ref. Bonds, 5.30% 2005                                                 5,325   5,527
Sales Tax Rev. Bonds, Series 1997, FGIC Insured,                       5,000   4,707
 5.375% 2027
School Reform Board of Trustees of the Board of
 Education of the City of Chicago, Unlimited Tax G.O.
 Bonds, Series 1997A, AMBAC Insured:
5.30% 2011                                                             2,745   1,404
6.75% 2012                                                             1,000   1,134
Capital Appreciation Bonds, 0.00% 2015                                 6,485   2,541
Skyway Toll Bridge Ref. Rev. Bonds, Series 1994:
6.50% 2010 (Preref. 2004)                                             13,250  14,514
6.75% 2014 (Preref. 2004)                                              6,500   7,183
Regional Transportation Auth., Cook, Du Page, Kane,
 Lake, McHenry and Will Counties, G.O. Bonds:
Series 1994D, FGIC Insured, 7.75% 2019                                 4,500   5,650
Series 1990A, AMBAC Insured, 7.20% 2020                                1,000   1,193

Indiana  -  4.87%
Educational Facs. Auth., Educational Facs. Rev.                        1,000   1,014
 Bonds (University of Evansville  Project), Series
 1996, 5.25% 2005
Health Fac. Fncg. Auth., Hospital Rev. Bonds:
Charity Obligated Group:
Series 1997D, 5.00% 2026 (Put 2007)                                   17,620  17,266
Series 1999D, 5.25% 2016                                               3,000   2,826
Clarian Health Partners, Inc., Series 1996A:
5.50% 2016                                                            16,250  15,712
MBIA Insured, 5.25% 2008                                               1,700   1,724
Holy Cross Health System Corp., Series 1998, MBIA Insured:
5.375% 2009                                                            5,340   5,436
5.375% 2010                                                            7,095   7,169
Sisters of St. Francis Health Services, Inc. Project,                  1,000     997
 Series 1997A, MBIA Insured, 5.00% 2008
Housing Fin. Auth., Single Family Mortgage Ref.                        1,275   1,332
 Rev. Bonds, 1992 Series A, 6.75% 2010
State Dev. Fin. Auth.:
Pollution Control Rev. Bonds (Inland Steel Co.                         2,500   2,485
 Project No. 12), 6.85% 2012
Rev. Ref. Bonds, Exempt Fac. Inland Steel, 5.75% 2011                  4,000   3,654
State Office Building Commission, Correctional Facs.                   8,490   9,271
 Program Rev. Bonds, Series  1995B, AMBAC Insured,
 6.25% 2012
Transportation Fin. Auth., Airport Facs. Lease Rev.
 Bonds, Series A:
6.50% 2007                                                             1,160   1,239
6.50% 2007 (Preref. 2002)                                              3,755   4,067
6.75% 2011 (Preref. 2002)                                              2,400   2,617
City of East Chicago, Pollution Control Rev. Ref.                      3,000   3,036
 Bonds, Inland Steel Co. Project No. 11, Series 1994,
 7.125% 2007
Hospital Auth. of the City of Fort Wayne, Rev. Bonds
 (Parkview Memorial Hospital Inc. Project), Series 1992:
6.375% 2013 (Preref. 2002)                                             6,000   6,467
6.40% 2022 (Preref. 2002)                                              2,000   2,157
Hospital Auth. of St. Joseph County, Health System
 Bonds (Memorial Health System), Series 1998A, MBIA Insured:
5.50% 2006                                                             2,055   2,134
5.50% 2007                                                             1,650   1,710
5.50% 2008                                                             1,010   1,043

Iowa  -  0.84%
Fin. Auth.:
Healthcare Rev. Bonds, Series 1997 (Genesis Medical                    2,920   2,948
 Center), MBIA Insured, 5.00% 2006
Hospital Facs. Rev. Bonds, Series 1998 A (Iowa                         6,395   6,520
 Health System), MBIA Insured, 5.25% 2007
Single Family Mortgage Bonds, 1997 Series F, 5.55% 2016                1,985   1,966
Polk County, Rev. Bonds, Catholic Health Initiatives:
Series 1997A, 5.50% 2007                                               1,520   1,565
Series A, 5.125% 2012                                                  3,170   3,034

Kentucky  -  0.91%
Econ. Dev. Fin. Auth., Hospital System Ref. And
 Improvement Rev. Bonds, Series 1997 (Appalachian
 Regional Healthcare, Inc. Project):
5.20% 2004                                                             1,540   1,502
5.60% 2008                                                               630     607
5.60% 2009                                                             3,305   3,164
5.70% 2010                                                               490     469
5.75% 2011                                                             2,190   2,083
5.85% 2017                                                             2,000   1,849
City of Ashland, Pollution Control Ref. Rev. Bonds,                    5,000   5,298
 Series 1992 (Ashland Oil, Inc. Project), 6.65% 2009
Kenton County Airport Board, Special Facs. Rev.
 Bonds (Delta Air Lines, Inc. Project):
Series 1985, 7.80% 2015                                                1,000   1,027
1992 Series B, 7.25% 2022                                              1,350   1,430

Louisiana  -  5.36%
Environmental Improvement Rev. Bonds, Parish of                        1,500   1,394
 St. John the Baptist (USX Corp. Project), Ref.
 Series of 1998, 5.35% 2013
Health Education Auth.(Lambeth House Project):
Rev. Bonds, Series 1996, 9.00%  2026 (Preref. 2006)                    9,000  11,366
Rev. Ref. Bonds, Series 1998A:
5.50% 2010                                                             5,505   5,126
6.15% 2018                                                             2,000   1,887
6.20% 2028                                                             5,500   5,087
Jefferson Parish Hospital Service:
Dist. No. 1, Parish of Jefferson (West Jefferson
 Medical Center),FSA Insured:
Hospital Rev. Bonds, Series 1998A:
5.25% 2010                                                             1,965   1,966
5.25% 2011                                                             2,070   2,033
5.25% 2012                                                             1,930   1,876
Dist. No. 2, Parish of Jefferson, Hospital Rev. Bonds,                 3,520   3,497
 Series 1998, FSA Insured, 5.25% 2011
Public Facs. Auth., Hospital Rev. and Ref. Bonds
 (Franciscan Missionaries of Our Lady Health System
 Project), Series 1998A, FSA Insured:
5.50% 2008                                                             6,935   7,172
5.50% 2011                                                             5,000   5,032
5.75% 2014                                                             3,495   3,559
5.75% 2015                                                             3,825   3,882
Lake Charles Harbor and Terminal Dist., Port Facs.                    33,500  37,036
 Rev. Ref. Bonds (Trunkline LNG  Co. Project), Series
 1992, 7.75% 2022
City of New Orleans, Ref. Cert. of Indebtedness,                       7,750   7,713
 Series 1998B, FSA Insured, 5.10% 2010
Offshore Terminal Auth., Deepwater Port Ref. Rev.
 Bonds (LOOP INC., Project), First Stage Series E:
7.45% 2004                                                             1,000   1,047
7.60% 2010                                                               415     435
7.60% 2010 (Preref. 2000)                                                585     618
Parish of West Feliciana, Pollution Control Rev. Bonds                 2,000   2,113
 (Gulf States Utilities Co. Project), Series 1985-B,
 9.00% 2015

Maine  -  0.10%
Housing Auth., Mortgage Purchase Bonds, 1994 Series C-1, 5.90% 2015    1,775   1,833

Maryland  -  1.29%
Community Dev. Administration, Dept. of Housing
 and Community Dev., Single  Family Program Bonds:
1990 First Series, 7.60% 2017                                          4,845   4,970
1997 First Series, 5.25% 2005                                          5,815   5,904
Health and Higher Educational Facs. Auth.:
First Mortgage Rev. Bonds, PUMH of Maryland, Inc.
 Issue (Heron Point of Chestertown):
Series 1998A:
5.60% 2013                                                             1,000     944
5.75% 2019                                                             2,400   2,295
Series 1998B, 5.75% 2026                                               2,000   1,900
Project and Ref. Rev. Bonds:
Peninsula Regional Medical Center Issue, Series                        1,000     968
 1993, 5.25% 2012
Roland Park Place Issue, Series 1999, 5.50% 2013                         500     484
Rev. Bonds, Howard County General Hospital Issue,
 Series 1993:
5.50% 2013                                                             2,300   2,324
5.50% 2021                                                             1,225   1,224
Calvert County, Econ. Dev. Rev. Bonds (Ashbury-                        2,500   2,987
Solomons Island Facility), Series 1995, 8.625%
 2024 (Preref. 2005)
Prince George's County, Hospital Rev. Bonds,                             750     823
 Dimensions Health Corp. Issue, Series 1992,
 7.25% 2017 (Preref. 2002)

Massachusetts  -  1.34%
Massachussetts Bay Transportation Auth., General                       5,000   5,688
 Transportation System Bonds, 1994 Series A Ref.
 Bonds, 7.00% 2007
Health and Educational Facs. Auth. Rev. Bonds:
Brigham and Women's Hospital Issue, Series D,                          7,000   7,452
 6.75% 2024 (Preref. 2001)
Caregroup Issue, Series A, MBIA Insured, 5.50% 2007                    2,675   2,793
Housing Fin. Agcy., Single Family Housing Rev.                            25      25
 Bonds, Series 39, 6.50% 2014
Turnpike Auth., Metropolitan Highway System Rev.                       2,500   2,169
 Bonds, 1999 Series A, AMBAC Insured, 5.00% 2039
The New England Education Loan Marketing Corp.:
Student Loan Rev. Ref. Bonds, 1992 Senior Issue A,                     1,000   1,051
 6.50% 2002
Student Loan Ref. Bonds, 1993 Series G, 5.20% 2002                     4,000   4,076
Water Resources Auth., General Rev. Ref. Bonds,                        2,500   2,521
 1993 Series B, 5.25% 2009

Michigan  -  8.29%
Hospital Fin. Auth.:
Hospital Rev. Bonds, The Detroit Medical Center
 Obligated Group, Series 1998A:
5.00% 2012                                                             1,370   1,212
5.00% 2013                                                             1,000     873
5.00% 2014                                                             1,525   1,318
5.25% 2023                                                             1,955   1,615
Hospital Rev. and Ref. Bonds:
Daughters of Charity, National Health System, 5.50% 2005               1,565   1,606
The Detroit Medical Center Obligated Group:
Series 1993A:
6.375% 2009                                                            2,000   2,003
6.25% 2013                                                             4,250   4,116
6.50% 2018                                                             7,000   6,873
Series 1993B, AMBAC Insured, 5.00% 2006                                1,365   1,368
Genesys Health System Obligated Group:
Series 1995A:
7.10% 2002                                                             1,770   1,884
7.10% 2002 (Escrowed to Maturity)                                        285     307
7.20% 2003 (Escrowed to Maturity)                                      1,000   1,103
8.00% 2005 (Escrowed to Maturity)                                      8,880  10,443
8.10% 2013 (Preref. 2005)                                              5,000   5,981
8.125% 2021 (Preref. 2005)                                             4,500   5,388
7.50% 2027 (Preref. 2005)                                              4,520   5,199
Series 1998A:
5.30% 2011                                                             5,340   5,091
5.50% 2018                                                             3,250   3,093
5.50% 2027                                                             4,000   3,717
Hackley Hospital Obligated Group, Series 1998A:
4.85% 2006                                                             1,105   1,071
5.00% 2008                                                             1,215   1,170
5.30% 2013                                                             3,650   3,445
McLaren Obligated Group, Series 1993A, 5.375% 2013                     2,985   2,879
Mercy Health Services, Series 1997T, 6.25% 2011                        3,255   3,484
Pontiac Osteopathic, Series 1994 A:
5.375% 2006                                                            1,000     968
6.00% 2014                                                             5,905   5,647
6.00% 2024                                                             4,775   4,452
Sinai Hospital of Greater Detroit, Series 1995:
6.00% 2008                                                             2,000   1,963
6.625% 2016                                                            5,750   5,696
6.70% 2026                                                             2,680   2,641
Housing Dev. Auth., Rental Housing Rev. Bonds:
1992 Series A:
AMBAC Insured, 6.40% 2005                                              2,350   2,479
6.60% 2012                                                            16,285  17,233
1994 Series A, 6.20%  2003                                             1,600   1,669
City of Detroit:
G.O. Rev. Bonds (Unlimited Tax), Series 1995-B:
6.75% 2003                                                             2,000   2,133
7.00% 2004                                                             2,500   2,721
6.25% 2005                                                             2,625   2,794
6.25% 2008                                                             1,730   1,837
6.25% 2009                                                             1,195   1,269
6.25% 2010                                                             1,250   1,327
Downtown Dev. Auth., Tax Increment Bonds
 (Dev. Area No. 1 Projects), Series 1996C:
6.20% 2017 (Preref. 2006)                                              9,310  10,227
6.25% 2025 (Preref. 2006)                                              4,265   4,697
School Dist. of Wayne County, School Building                          1,955   1,851
 and Site Improvement Ref. Bonds, Series 1998C,
 FGIC Insured, 5.25% 2025
Econ. Dev. Corp. of Dickinson County, Solid Waste                      2,000   2,069
 Disposal Ref. Rev. Bonds (Champion International
 Corp. Project), Series 1989, 6.55% 2007
City of Royal Oak, Hospital Fncg. Auth., Hospital                      3,000   2,763
 Rev. Ref. Bonds (William Beaumont Hospital),
 Series 1993 G, 5.25% 2019
Charter County of Wayne, Special Airport Facs. Rev.                    6,955   7,201
 Ref. Bonds (Northwest Airlines, Inc.), Series 1995,
 6.75% 2015

Minnesota  -  0.25%
Housing Fin. Agcy.:
Multi-Family Housing Dev. Bonds, 1991 Series A,                        2,535   2,653
 6.85% 2007
Single Family Mortgage Bonds, 1994 Series E,                           2,085   2,097
 5.60% 2013

Mississippi -  0.37%
Perry County, Pollution Control Ref. Rev. Bonds                        7,500   7,048
 (Leaf River Forest Products, Inc. Project),
 Series 1999, 5.20% 2012

Nebraska  -  0.12%
City of Kearney, Industrial Dev. Rev. Bonds                            2,750   2,301
 (The Great Platte River Road Memorial Foundation
 Project), Series 1998, 6.75% 2028

Nevada  -  0.97%
G.O. (Limited Tax) Bonds, Series A-2, 6.00% 2011                       2,135   2,282
Housing Division, Single Family Mortgage Rev. Bonds,                     800     771
 1999 Series A-1, 4.75% 2012
City of Henderson:
Health Fac. Rev. Bonds (Catholic Healthcare West),                     7,000   6,021
 1998 Series A, 5.375% 2026
Local Improvement Dist. No. T-4C (Green Valley
 Properties), Limited Obligation Ref. Bonds, 1999 Series A:
5.65% 2009                                                             1,500   1,423
5.75% 2013                                                             4,000   3,828
5.90% 2018                                                             3,000   2,848
Local Improvement Dist. No. T-10 (Seven Hills)                         1,480   1,529
 Limited  Obligation Improvement Bonds, 7.50% 2015

New Jersey  -  2.19%
Econ. Dev. Auth.:
Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation
 Improvement Dist. Project (City of Elizabeth),
 Series 1998A:

6.375% 2018                                                            1,000   1,012
6.375% 2031                                                           17,405  17,476
First Mortgage Rev. Fixed-Rate Bonds:
Fellowship Village Project:
Series 1998A, 4.95% 2005                                               1,230   1,194
Series 1995A, 9.25% 2025 (Preref. 2005)                                7,000   8,607
Winchester Gardens at Ward Homestead Project,
 Series 1996A:
8.50% 2016                                                             4,000   4,459
8.625% 2025                                                            3,500   3,915
Housing and Mortgage Fin. Agcy., Section 8 Bonds,
 1991 Series A:
6.80% 2005                                                             2,570   2,695
6.85% 2006                                                             2,500   2,624

New Mexico  -  0.06%
Mortgage Fin. Auth., Single Family Mortgage Purchase                   1,055   1,079
 Ref. Senior Bonds, 1992 Series A-1, 6.85% 2010

New York  -  9.10%
Dormitory Auth.:
Center for Nursing/Rehabilitation, Inc. Rev. Bonds,                    2,100   2,024
 5.45% 2017
City University System Consolidated Third General                      2,000   2,050
 Resolution Rev. Bonds, 1998 Series 2, AMBAC
 Insured, 5.50% 2008
Court Facs., Lease Rev. Bonds, Series 1993A, 5.50% 2010                4,000   4,020
Edgar Health Care Center (Nursing Home), Rev.                          2,375   2,257
 Bonds, FHA Insured, 4.90% 2013
Mental Health Services Facs. Improvement Rev. Bonds:
Series 1997A, 6.00% 2007                                               1,750   1,864
Series 1997B:
6.00% 2007                                                             2,500   2,663
5.60% 2008                                                             1,300   1,346
Series 1998B:
5.375% 2008                                                            1,345   1,371
5.375% 2009                                                            1,270   1,287
5.00% 2010                                                             1,495   1,461
5.00% 2010                                                             1,530   1,494
Series 1998C:
5.375% 2008                                                            1,250   1,275
5.00% 2010                                                             1,760   1,720
Montefiore Medical Center, FHA-Insured Mortgage                        5,250   5,144
 Hospital Rev. Bonds, Series 1999, AMBAC Insured,
 5.25% 2019
The New York and Presbysterian Hospital FHA-Insured
 Mortgage Hospital Rev. Bonds, Series 1998, AMBAC
 Insured:
5.50% 2006                                                             5,500   5,709
5.50% 2008                                                             8,000   8,282
Secured Hospital:
Rev. Bonds (Interfaith Medical Center), Series 1998D, 5.25% 2007       2,000   2,023
Rev. Ref. Bonds, Brookdale Hospital, Series 1998J, 5.125% 2009         2,500   2,478
Sisters of Charity Health Care System Corp., FHA-                      2,070   2,023
Insured Mortgage Hospital Rev. Bonds, Series 1999,
 MBIA Insured, 4.80% 2019
State University Educational Facs.:
Rev. Bonds, Series 1997, 6.00% 2007                                    3,000   3,201
Rev. Ref. Bonds:
Series 1990A, 7.50% 2013                                               3,500   4,201
Series 1990B:
7.50% 2011                                                             1,720   1,994
7.00% 2016                                                             1,000   1,039
Staten Island University Hospital, Insured Rev.                        7,000   7,211
 Bonds, Series 1998, AMBAC Insured, 5.50% 2009
Environmental Fac. Corp., State Water Pollution Control
 Revolving Fund Rev. Bonds  (New York City Municipal
 Water Fin. Auth. Project):
Series 1990A, 7.50% 2012                                                 500     523
Series 1991E, 6.875% 2010 (Preref. 2001)                               1,270   1,354
Series 1991E, 6.875% 2010                                                230     244
Housing Fin. Agcy.:
Health Facs. Rev. Bonds (New York City), 1996
 Series A Ref.:
6.375% 2003                                                            4,500   4,804
6.00% 2006                                                             4,500   4,786
Service Contract Obligation Rev. Ref. Bonds,                           1,750   1,727
 Series 1997C, 5.20% 2010
Local Government Assistance Corp.:
Series 1991 B, 7.50% 2020 (Preref. 2001)                               6,925   7,416
Series 1991 C, Capital Appreciation Bonds, 0% 2005                     5,000   3,830
Series 1991 D:
7.00% 2011 (Preref. 2002)                                              2,000   2,171
7.00% 2018 (Preref. 2002)                                              4,650   5,048
6.75% 2021 (Preref. 2002)                                              1,350   1,457
Series 1992 C, 5.50% 2022                                              1,000     968
State Medical Care Facs. Fin. Agcy.:
Hospital Insured Mortgage Rev. Bonds, 1994
 Series A Ref., FHA Insured:
5.10% 2010                                                             3,045   2,996
5.25% 2014                                                             5,000   4,916
Mental Health Services Facs. Improvement Rev. Bonds:
1993 Series D, 5.25% 2023                                              1,000     924
1997 Series B, 5.30% 2004                                              2,220   2,286
St. Luke's-Roosevelt Hospital Center, FHA-Insured                     12,830  12,985
 Mortgage Rev. Bonds, 1993 Series A, 5.60% 2013
Metropolitan Transit Auth., Transit Facs. Service                      4,000   4,101
 Contract Bonds, Series O, 5.375% 2002
Urban Dev. Corp., Correctional Capital Facs. Rev. Bonds:
Ref. Series 1993 A, 5.30% 2005                                         2,800   2,867
Series 7, 5.25% 2009                                                   1,375   1,378
Castle Rest Residential Health Care Fac., FHA                          1,700   1,684
 Insured Mortgage Rev. Bonds, Series 1997A, 5.60% 2017
Town of Hempstead Industrial Dev. Agcy., Resource                      6,000   5,988
 Recovery Rev. Bonds (American REF-FUEL Co.
 of Hempstead Project), Series 1997, MBIA Insured,
 5.00% 2009(2)
City of New York, G.O. Bonds:
Fiscal 1991 Series B, 8.25% 2006                                       1,500   1,785
Fiscal 1992 Series C, 6.50% 2004 (Preref. 2002)                          470     505
Fiscal 1992 Series H:
6.875% 2002 (Escrowed to Maturity)                                     1,745   1,851
6.875% 2002                                                              155     164
Fiscal 1993 Series A, 6.25% 2003                                       1,000   1,061
Fiscal 1995 Series F:
6.60% 2010 (Preref. 2005)                                              2,000   2,208
6.625% 2025 (Preref. 2005)                                             1,500   1,658
Fiscal 1996 Series E, 6.50% 2006                                       3,000   3,269
Fiscal 1996 Series I, 6.50% 2006                                      10,000  10,906
Municipal Water Fin. Auth., Water and Sewer
  System Rev. Bonds:
Fiscal 1991 Series C, 7.75% 2020 (Preref. 2001)                        5,000   5,383
Fiscal 1994 Series B, 5.50% 2019                                       2,000   1,952
Triborough Bridge and Tunnel Auth., General Purpose                    1,000   1,070
 and Rev. Bonds, Series Y, 6.00% 2012

North Carolina  -  2.83%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
Ref. Series 1993B:
7.25% 2007                                                             5,425   5,901
7.00% 2008                                                            10,720  11,523
6.125% 2009                                                            4,000   4,063
6.00% 2026                                                             1,700   1,659
MBIA Insured, 6.00% 2026                                               2,500   2,624
Series 1993 B, 6.00% 2006                                              3,120   3,176
Series 1993 D, 5.875% 2013                                             1,250   1,216
Series 1993 C, 5.00% 2021                                              2,300   1,939
Ref. Series 1999 B:
5.55% 2014                                                             1,800   1,688
5.60% 2015                                                             7,000   6,548
5.65% 2016                                                             2,000   1,872
5.70% 2017                                                             4,775   4,470
Municipal Power Agcy. Number 1, Catawba Electric                       4,000   4,085
 Rev. Bonds, Series 1992, 5.90% 2003
County of Catawba, Hospital Ref. Rev. Bonds                            1,000     944
 (Catawba Memorial Hospital Project), Series 1999,
 AMBAC Insured, 4.60% 2010
Medical Care Commission, Health Care Rev. Ref.                         2,540   2,535
 Bonds (Novant Health Project), Series 1998A,
 MBIA Insured, 5.10% 2010

Ohio  -  0.20%
County of Franklin, Hospital Facs. Rev. Ref. And                       1,750   1,808
 Improvement Bonds (Doctors Hospital Project), 5.60% 2006

County of Knox, Hospital Facs. Ref. Rev. Bonds,                        2,175   2,103
 Series 1998 (Knox Community Hospital), Asset
 Guaranty Insured, 4.60% 2007

Oklahoma  -  0.55%
Health System Rev. Bonds, Baptist Medicine Center                      2,500   2,718
 of Oklahoma, Series 1995 C, AMBAC Insured, 6.375% 2009
Industrial Auth., Health System Rev. Ref. Bonds                        2,500   2,667
 (Obligated Group consisting of INTEGRIS Baptist
 Medical Center, Inc., INTEGRIS South Oklahoma,
 AMBAC Insured, 6.00% 2009
Industries Auth., Health Facs. Rev. Ref. Bonds                         2,505   2,377
 (Sisters of Mercy Health System, St. Louis, Inc.),
 Series 1993A, 5.00% 2013
Tulsa Industrial Auth., Hospital Rev. and Ref. Bonds,                  3,000   2,885
 St. John Medical Center Project, Series 1996,
 5.375% 2017

Oregon  -  0.81%
City of Klamath Falls, Electric Rev. Bonds (Klamath
 Cogeneration Project), Series 1999:
5.75% 2013                                                             7,000   6,707
5.875% 2016                                                            3,500   3,334
6.00% 2025                                                             2,250   2,120
Hospital Facs. Auth. of the City of Medford, Rev.                      3,425   3,437
 Bonds (Asante Health System), Series 1998-A,
 MBIA Insured, 5.25% 2010

Pennsylvania  -  7.20%
Convention Center Auth., Ref. Rev. Bonds, 1994                        10,000  10,369
 Series A, 6.25% 2004
Higher Educational Facs. Auth.:
Rev. Bonds (Thomas Jefferson University),
 1992 Series A, MBIA Insured:
6.625% 2009                                                              375     403
6.625% 2009 (Preref. 2002)                                               875     946
UPMC Health System Rev. Bonds, Series 1999A,                           2,000   1,967
 FSA Insured, 5.00% 2009
Housing Fin. Agcy., Rev. Bonds, Rental Housing
 Ref. Bonds:
Issue 1992, 6.50% 2023                                                 7,850   8,257
Issue 1993, 5.80% 2018                                                 4,000   4,069
Housing Fin. Auth., Single Family Mortgage Rev.                        1,000   1,048
 Bonds, Series 1992-33, 6.85% 2009
Industrial Dev. Auth., Econ. Dev. Rev. Bonds,                          1,750   1,986
 Series 1994, AMBAC Insured, 7.00% 2007
Allegheny County, Hospital Dev. Auth. Rev. Bonds:
Catholic Health Systems:
Series 1998A, AMBAC Insured, 5.50% 2008                                2,445   2,524
Series A, AMBAC Insured:
5.00% 2010                                                             2,705   2,656
5.25% 2011                                                             2,840   2,823
UPMC Health System Rev. Ref. Bonds, Series                             5,160   5,260
 1999B, AMBAC Insured, 5.25% 2008
Blair County Hospital Auth., Hospital Rev. Bonds                       3,415   3,445
 (Altoona Hospital Project), 1998 Series A, AMBAC
 Insured, 5.25% 2009
Delaware County, Auth. Rev. Bonds, Catholic Health
 Systems, Series A, AMBAC Insured:
5.00% 2010                                                             2,465   2,424
5.25% 2011                                                             4,115   4,098
Hospitals and Higher Education Facs. Auth. Of
 Philadelphia:
Frankford Hospital, Series A:
6.00% 2014                                                             3,705   3,941
6.00% 2023                                                             4,000   4,205
Hospital Rev. Bonds (The Children's Hospital of
 Philadelphia Project):
Series A of 1992:
6.50% 2009 (Preref. 2002)                                              4,500   4,813
6.50% 2021 (Preref. 2002)                                              3,000   3,208
Series A of 1993, 5.375% 2014                                          1,505   1,439
Jefferson Health Systems, Series 1997 A:
5.50% 2006                                                             2,285   2,308
5.50% 2007                                                             1,995   2,007
5.50% 2008                                                             2,000   2,001
5.00% 2009                                                             1,000     957
5.00% 2010                                                             1,000     952
Lehigh County, General Purpose Auth. Rev. Bonds                        1,500   1,504
 (KidsPeace Obligated Group), 5.70% 2009
Temple University Hospital, Series of 1997, 5.70% 2009                 1,000     986
Hospital Auth. of Philadelphia, Hospital Rev. Bonds
 (Temple University Hospital):
Series of 1993 A, 6.50% 2008                                          15,500  16,319
Series of 1983, 6.625% 2023                                           15,385  15,795
Philadelphia Auth. for Industrial Dev., Rev. Bonds                     2,815   2,748
 (Cathedral Village Project), Series of 1998, 5.50% 2010
Public Auditorium Auth. of Pittsburgh and Allegheny
 County, Regional Asset Dist. Sales Tax Rev. Bonds,
 Series of 1999, AMBAC Insured:
5.00% 2008                                                             2,000   2,012
5.25% 2012                                                             2,000   1,988
City of Pottsville Hospital Auth., Hospital Rev. Bonds                 8,500   9,580
 (The Pottsville Hospital and Warne Clinic), Series
 of 1994, 7.25% 2024 (Preref. 2004)
Scranton-Lackawanna Health and Welfare Auth.,
 City of Scranton, Lackawanna County, Hospital
 Rev. Bonds (Moses Taylor Hospital Project), Series 1997:

6.05% 2010                                                             1,000     981
6.15% 2012                                                             2,245   2,182
6.15% 2014                                                             3,000   2,874
6.20% 2017                                                             3,000   2,955

Rhode Island  -  0.70%
Convention Center Auth., Ref. Rev. Bonds, 1993                         1,590   1,600
 Series B, MBIA Insured, 5.00% 2008
Depositors Econ. Protection Corp., Special Obligation Bonds:
1992 Series A,  FSA Insured, 6.625% 2019 (Preref. 2002)                1,000   1,083
1993 Series A:
5.75% 2021 (Escrowed to Maturity)                                      1,210   1,237
5.75% 2021                                                             2,715   2,776
MBIA  Insured, 5.75% 2012                                              4,850   5,110
Housing and Mortgage Fin. Corp., Homeownership                         1,485   1,541
 Opportunity Bonds, Series 3-A, 7.80% 2010

South Carolina  -  1.16%
Florence County, Hospital Rev. Bonds, McLeod Regional
 Medical Center Project, Series 1998A, MBIA Insured:
5.25% 2009                                                             2,400   2,441
5.25% 2010                                                             2,785   2,812
Lexington County Health Services Dist. Inc., Hospital
 Rev. Ref. and Improvement Bonds, Series 1997, FSA Insured:
5.50% 2007                                                             2,000   2,059
5.00% 2009                                                             1,000     983
5.125% 2021                                                            2,000   1,838
Piedmont Municipal Power Agcy., Electric Rev. Bonds,                  13,420  12,083
 1999A Ref. Series, 5.25% 2015

South Dakota  -  0.88%
Building Auth., Rev. Capital Appreciation Bonds,                       3,780   1,597
 Series 1996A, AMBAC Insured, 0.00% 2014
Health and Educational Facs. Auth., Rev. Ref. Bonds,
 Series 1999 (Rapid City Regional Hospital Issue),
 MBIA Insured:
5.00% 2007                                                             4,095   4,118
5.00% 2009                                                             4,010   3,980
5.00% 2010                                                             4,175   4,107
Housing Dev. Auth., Homeownership Mortgage Bonds,                      3,000   3,053
 1995 Series A, 5.80% 2014

Tennessee  -  1.73%
Health and Educational Facs. Board of the Metropolitan                 6,600   7,996
 Government of Nashville and Davidson County
 (Blakeford Project), 9.25% 2024 (Preref. 2004)
Memphis-Shelby County Airport Auth., Special Facs.
 Rev. Bonds (Federal Express Corp.):
Rev. Bonds, Series 1984, 7.875% 2009                                   2,755   2,974
Rev. Bonds, Ref. Series 1992, 6.75% 2012                              20,850  22,148

Texas  -  2.46%
Bell County Health Facs. Dev. Corp.:
Hospital Rev. Ref. and Improvement Bonds (Cook
 Children's Medical Center Project), Series 1998,
 FSA Insured:
5.25% 2008                                                             1,965   1,994
5.25% 2009                                                             2,070   2,087
5.25% 2010                                                             2,180   2,183
Retirement Fac. Rev. Bonds (Buckner Retirement
 Services, Inc. Obligated Group Project), Series 1998:
5.25% 2009                                                             1,620   1,584
5.00% 2010                                                             1,705   1,614
5.25% 2028                                                             3,400   2,948
Industrial Dev. Corp.of Port of Corpus Christi, Rev.                   2,000   1,825
 Ref. Bonds (Valero Refining and Marketing Co.
 Project), 5.40% 2018
Dallas/Forth Worth International Airport Fac.                          5,000   4,953
 Improvement Corp., American Airlines, Inc., Rev.
 Bonds, Series 1995, 6.00% 2014
Harris County Health Facs. Dev. Corp.:
Rev. Bonds (CHRISTUS Health), Series 1999A,                            3,380   3,462
 MBIA Insured, 5.50% 2010
SCH Health Care System Rev. Bonds (Sisters of Charity
 of the Incarnate Word, Houston):
Series 1991A, 7.10% 2021 (Preref 2001)                                 3,000   3,209
Series 1997B, 6.25% 2027                                               1,500   1,609
Hospital Rev. Bonds (Memorial Hermann Hospital                         1,890   1,912
 System Project), Series 1998, FSA Insured, 5.25% 2008
Hidalgo County Health Services Corp., Hospital Rev.
 Bonds, (Mission Hospital, Inc. Project), Series 1996:
7.00% 2008                                                             1,000   1,065
6.75% 2016                                                             1,740   1,804
Northeast Medical Clinic, Hospital Auth., County of                    1,000   1,085
 Humble, Rev. Bonds, FSA Insured, 6.25% 2012
Northside Independent School Dist. (Bexar, Medina                      3,500   3,609
 and Bandera Counties), Unlimited Tax School
 Building Bonds, Series 1991, 6.375% 2008 (Preref. 2001)
Tarrant County, Health Facs. Dev. Corp., Health                        4,000   4,137
 Resources Systems Rev. Bonds, Series 1997A,
 MBIA Insured, 5.50% 2007
Tomball Hospital Auth., Rev. Ref. Bonds, Series 1993,                  6,250   6,100
 6.125% 2023

Utah  -  0.52%
Housing Fin. Agcy., Single Family Mortgage Bonds,                        525     529
 1995 Issue E (Federally Insured or Guaranteed
 Mortgage Loans), 5.50% 2024
Intermountain Power Agcy., 1997 Series A, AMBAC                        1,435   1,598
 Insured, 6.50% 2011
Salt Lake City, Hospital Rev. Bonds, Series 1992                       8,100   7,828
 (IHC Hospitals, Inc.), 5.50% 2021

Vermont  -  0.12%
Educational and Health Buildings Fncg. Agcy,                           2,250   2,345
 Hospital Rev. Bonds (Medical Center Hospital of
 Vermont Project), Series 1993, FGIC Insured, 5.75% 2007


Virginia  -  1.11%
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series D:
Subseries D-3:
6.00% 2012                                                             1,430   1,471
6.00% 2012                                                             1,470   1,512
Subseries D-4, 6.05% 2010                                              1,290   1,319
Big Stone Gap Redev. and Housing Auth. Correctional                    1,000   1,006
 Fac. Lease, Wallens Ridge Dev. Project, 5.25% 2010
Fairfax County Industrial Dev. Auth., Hospital Rev.
 Ref. Bonds (Inova Health Systems Hospital Project),
 Series 1993 A:
4.80% 2005                                                             1,850   1,854
5.00% 2023                                                             1,200   1,090
5.00% 2011                                                             1,300   1,270
Gateway Community Dev. Auth. (Prince William                           2,130   2,009
 County), Special Assessment Bonds, Series 1999,
 6.25% 2026
Industrial Dev. Auth., Hanover County, Hospital                        1,000   1,116
 Rev. Bonds (Memorial Regional Medical Center
 Project at Hanover Medical Park), Series 1995,
 MBIA Insured, 6.50% 2009
Industrial Dev. Auth. of the City of Norfolk, Hospital                 2,500   2,712
 Rev. Bonds (Sentara Hospitals-Norfolk Project),
 Series 1991, 6.50% 2013
Peninsula Ports Auth., Health System Rev. Ref. Bonds                   1,000     969
 (Riverside Health System Project), Series 1998,
 5.00% 2010
Pocahontas Parkway Association, Route 895 Connector                    5,000   4,963
 Toll Road Rev. Bonds, Series 1998A, 5.25% 2008

Virgin Islands  -  0.18%
Public Fin. Auth., Rev. and Ref. Bonds (Matching
 Fund Loan Notes), Series 1998 D:
5.50% 2001                                                             1,600   1,609
5.50% 2002                                                             1,840   1,849

Washington  -  3.02%
G.O. Bonds, Series B, 5.50% 2010                                       2,000   2,066
Health Care Facs. Auth., Rev. Bonds, Ref. Series                       1,500   1,609
 1997A (Virginia Mason Medical Center), MBIA
 Insured, 6.00% 2007
Public Power Supply System:
Nuclear Project No. 1 Ref. Rev. Bonds, Series 1997B,                   5,000   4,755
  5.125% 2014
Nuclear Project No. 2 Ref. Rev. Bonds:
Series 1993B, FSA Insured, 5.65% 2008                                  3,030   3,181
Series 1994A:
6.00% 2007                                                            19,900  21,235
5.25% 2008                                                             5,000   5,058
Series 1998A, 5.75% 2008                                               2,000   2,099
Nuclear Project No. 3 Ref. Rev. Bonds, Series 1989 B:
5.375% 2015                                                            3,000   2,916
7.125% 2016                                                            5,250   6,111
Public Utility Dist. No. 1 of Chelan County, Columbia                 11,345   3,619
 River-Rock Island Hydro-Electric System Rev. Ref.
 Capital Appreciation Bonds, Series 1997A , MBIA
 Insured, 0.00% 2019
MBIA Insured, 0.00% 2019
Central Puget Sound Regional Transit Auth., Sales                      5,500   5,245
 Tax and Motor Vehicle Excise Tax Bonds, Series
 1999, FGIC Insured, 5.25% 2021

Wisconsin  -  1.53%
Health and Educational Facs. Auth., Rev. Bonds:
Children's Hospital of Wisconsin, Inc., Series 1998,                   1,130   1,140
 AMBAC Insured, 5.625% 2015
Children's Hospital Project, Series 1993, FGIC                         2,000   2,085
 Insured, 5.50% 2006
The Monroe Clinic, Inc., Series 1998:
4.80% 2010                                                             1,110   1,019
4.90% 2011                                                             1,165   1,069
Medical College of Wisconsin, Series 1993, 5.95% 2015                  3,000   3,060
Health and Educational Facs. Auth., Rev. Ref. Bonds                    2,505   2,481
 (Wausau Hospital, Inc.), Series A, AMBAC Insured,
 5.00% 2009
Housing and Econ. Dev. Auth., Housing Rev. Bonds,                      3,480   3,636
 1992 Series A, 6.40% 2003
City of Nekoosa, Pollution Control Funding Rev. Bonds                  5,000   4,754
 (Nekoosa Papers Inc. Project), Series 1999B, 5.50% 2015
Pollution Control and Industrial Dev. Rev. Bonds                       3,000   3,068
 (General Motors Corp. Projects), City of Janesville,
 Series 1984, 5.55% 2009
City of Superior, Limited Obligation Ref. Rev. Bonds                   6,000   6,940
 (Midwest Energy Resources Co. Project), Series
 E-1991 (Collateralized), FGIC Insured, 6.90% 2021


                                                                            ----------
                                                                            1,782,979
                                                                            ----------


Tax-Exempt Securities Maturing in One Year or Less - 6.60%
State of Massachusetts, Boston City Hospital,                            980   1,033
 Series A, FHA Insured, 7.625% 2021 (Preref. 2000)
State of Florida, Broward County, Coral Springs                        2,500   2,574
 Improvement Dist., G.O. Water and Sewer Rev. Bonds,
 1989 Series C, MBIA Insured,  7.50% 2005 (Preref. 1999)
State of Tennessee, Clarksville Public Building Auth.                  3,600   3,600
 Adjustable Rate-Pooled Fincg. Rev. Bonds, 3.30% 2027(1,2)
State of Pennsylvania, Deleware County Industrial                      2,400   2,400
 Dev. Auth., Airport Facs. Rev. Bonds, Series 1985,
 3.05% 2015(2)
State of Georgia, Building Auth. of Fulton County,                     1,000   1,007
 Rev. Ref. Bonds (Judicial Center Facs. Project),
 Series 1991, 5.70% 1/1/00
State of Texas, City of Houston, Tax and Rev.                          3,000   3,014
 Anticipation Notes, Series 1999, 4.25% 6/30/00
State of Idaho, Tax Anticipation Notes, Series 1999,                   1,500   1,507
 4.25% 6/30/00
State of Illinois:
Health Facs. Auth., Adjustable Rate Rev. Bonds,                        1,300   1,300
 Series 1995 (Swedish Covenant Hospital Project),
 AMBAC Insured, 3.35% 2025(2)
Joliet Regional Port Dist., Marine Terminal Rev. Ref.                  1,400   1,400
 Bonds (Exxon Project), 1989 Series, 2.70% 2024(2)
State of Kentucky, Asset/Liability Commission,                         4,000   4,020
 General Fund Tax and Rev. Anticipation Notes,
 1999 Series A, 4.25% 6/28/00
State of Wyoming, Lincoln County, Pollution Control
 Rev. Bonds (Exxon Project):
Series 1984C, 3.05% 2014(2)                                            1,300   1,300
Series 1984D, 3.05% 2014(2)                                            1,000   1,000
County of Los Angeles, 1999-2000 Tax and Rev.                          3,500   3,512
 Anticipation Notes, Series A, 4.00% 6/30/00
State of Texas, Lower Neches Valley Auth., Industrial
 Dev. Corp., Variable Rate Pollution Control Rev. Bonds,
Series 1994A (Neches River Treatment Corp.                             1,500   1,500
 Project), 3.30% 2004(2)
State of Massachusetts, Water Resources Auth.                          9,500   9,896
 General Rev. Bonds, 1990 Series A, 7.50% 2009
 (Preref. 2000)
State of Michigan, Job Dev. Auth, Pollution Control                    7,000   7,017
 Rev. Bonds (Chrysler Corp. Project), Series 1984,
  5.70% 11/1/99
State of New York, Transit Auth., Transit Facs. Rev.                   4,000   4,131
 Bonds (Livingston Plaza Project), Series 1990,
 FSA Insured, 7.50% 2020 (Preref. 2000)
State of Ohio:
Franklin County Health Systems Variable Rate Rev.                      1,000   1,000
 Bonds, Franciscan Sisters of Charity, 3.05% 2015(1)(2)
Parks and Recreation Capital Facs. Bonds, Series                       5,000   5,007
 II-1997A, 4.25% 12/1/99
State of Florida, Orange County Industrial Dev. Auth.,                 4,000   4,000
 Variable Rate Demand Rev. Bonds, Series 1998
 (Lake Highland Preparatory School, Inc. Project,
 3.30% 2018(2)
County of San Bernardino, 1998-99 Fixed Rate Tax                       5,000   5,004
 and Rev. Anticipation Notes, 4.50% 9/30/99
State of California, San Francisco Bay Area Rapid                      3,250   3,398
 Transit Dist., Sales Tax Rev. Ref. Bonds, Series 1990,
  AMBAC Insured, 6.75% 2009 (Preref. 2000)
County of Santa Clara, 1999 Tax and Rev.                               3,000   3,002
Anticipation Notes, 4.50% 10/1/99
State of South Carolina, Public Service Auth., Rev.                    1,000   1,008
 Bonds, 1995 Ref. Series A, AMBAC Insured, 6.25% 1/1/00
Texas National Research Laboratory Commission,                        12,000  12,473
 G.O. Bonds, Series 1990 (Superconducting Super
 Collider Project), 7.125% 2020 (Preref. 2000)
Texas Tax and Rev. Anticipation Notes, Series 1999A,                   4,000   4,031
 4.50% 8/31/00
State of Alaska, City of Valdez, Marine Terminal Rev.                  2,800   2,800
 Ref. Bonds (Exxon Pipeline Co. Project), 1993
 Series A, 2.70% 2033(2)
County of Ventura, 1999 Tax and Rev. Anticipation                      6,000   6,024
 Notes, 4.00% 7/6/00
State of Virginia, Industrial Dev. Auth. of the City of                1,000   1,000
 Roanoke, Hospital Rev. Bonds (Carilion Health System
 Obligated Group), Series 1997B, 2.95% 2027(2)
State of North Carolina, Wake County Industrial
 Facs. and Pollution Control Fncg. Auth., Pollution
 Control Rev. Ref. Bonds (Carolina Power & Light Co.
 Project), Series 1990A, 3.10% 2014(2)                                 3,550   3,550
State of Washington, Public Power Supply System,
 Nuclear Project No. 3 Ref. Rev. Bonds, Series 1989 B:
FGIC Insured, 7.00% 2005 (Preref. 2000)                                4,500   4,638
7.25% 2015 (Preref. 2000)                                              3,500   3,610
State of Wyoming:
General Fund Tax and Rev. Anticipation Notes,                          9,700   9,724
 Series 1999, 4.00% 6/27/00
Wyoming Student Loan Corp., Student Loan Rev.                            950     956
 Ref. Bonds, Series 1991, 6.25% 12/1/99
State of Pennsylvania, City of York, General Auth.
 Adjustable Rate Pooled Fncg. Rev. Bonds, Sub-Series
 96-B (School Dist. of the City of Harrisburg Project),
AMBAC Insured, 3.25% 2026(2)                                           5,000   5,000
                                                                            ----------
                                                                             126,436

                                                                            ----------
Total Tax-Exempt Securities                                                 1,909,415

                                                                            ----------
Excess of cash and receivables over payables                                   7,751
                                                                            ----------

NET ASSETS                                                                  $1,917,166
                                                                            ==========
(1)Purchased in a private placement transaction;
  resale to the public may require registration or
sale only to qualified institutional buyers.
(2)Coupon rate may change periodically.

See Notes to Financial Statements

Key to Abbreviations

Agcy. = Agency
Auth. = Authority
Cert. Of Part = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facilities
Fin. = Financing
G.O. = General Obligation
Prefer. = Prerefunded
Rev. = Revenue
Rev. = Revenue Refunding


The Tax-Exempt Bond Fund of America
Financial Statements
Statement of Assets and Liabilities
at August 31, 1999 (dollars in thousands)
Assets:
 Tax-exempt securities (cost: $1,875,213)                           $1,909,415
 Cash                                                                    1,050
 Receivables for--
  Sales of investments                                     $1,100
  Sales of fund's shares                                    3,676
  Accrued interest                                         26,568       31,344
                                                       ----------  -----------
                                                                     1,941,809
Liabilities:
 Payables for--
  Purchases of investments                                  9,198
  Repurchases of fund's shares                             10,833
  Dividends payable                                         3,074
  Management services                                         562
  Accrued expenses                                            976       24,643
                                                       ----------  -----------
Net Assets at August 31, 1999--
 Equivalent to $11.86 per share on
 161,703,571 shares of $1 par value
 capital stock outstanding (authorized
 capital stock--200,000,000 shares)                                 $1,917,166
                                                                   ===========
Statement of Operations
For the year ended August 31, 1999
(dollars in thousands)
Investment Income:
 Income:
  Interest on tax-exempt securities                                    $102,930

 Expenses:
  Management services fee                                   $6,526
  Distribution expenses                                     4,721
  Transfer agent fee                                          499
  Reports to shareholders                                     103
  Registration statement and prospectus                       221
  Postage, stationery and supplies                             97
  Directors' fees                                              29
  Auditing and legal fees                                      73
  Custodian fee                                                35
  Taxes other than federal income tax                          22
  Other expenses                                               33
                                                      -----------       12,359
                                                                   -----------
  Net investment income                                                 90,571
                                                                   -----------
Realized Gain and Change in Unrealized
 Appreciation on Investments:
 Net realized gain                                                      12,422
 Net unrealized appreciation on investments:
  Beginning of year                                       135,956
  End of year                                              34,202
                                                       ----------
   Net unrealized depreciation
    on investments                                                    (101,754)
                                                                   -----------
  Net realized gain and
   unrealized depreciation on investments                              (89,332)
                                                                   -----------
Net Increase in Net Assets Resulting
 From Operations                                                        $1,239
                                                                   ===========
Statement of Changes in Net Assets
(dollars in thousands)


                                                       Year ended    August 31

                                                             1999          1998
                                                      -----------  -----------
Operations:
 Net investment income                                    $90,571       $84,097
 Net realized gain on investments                          12,422       25,646
 Net unrealized appreciation (depreciation)
  on investments                                         (101,754)      23,687
                                                      -----------  -----------
  Net increase in net assets
   resulting from operations                                1,239      133,430
                                                      -----------  -----------
Dividends and Distributions Paid to
 Shareholders:
 Dividends paid from net investment income                (90,695)     (84,100)
 Distributions from net realized gain on
  investments                                             (27,512)      (5,006)
                                                      -----------  -----------
  Total dividends and distributions                      (118,207)     (89,106)
                                                      -----------  -----------
Capital Share Transactions:
 Proceeds from shares sold:
  38,674,257 and 27,437,243
  shares, respectively                                    477,680      341,812
 Proceeds from shares issued in
  reinvestment of net investment
  income dividends and distributions
  of net realized gain on investments:
  6,494,510 and 4,320,816 shares,
  respectively                                             80,021       53,787
 Cost of shares repurchased:
  25,928,672 and 19,085,481
  shares, respectively                                   (318,929)    (237,660)
                                                      -----------  -----------
  Net increase in net assets
   resulting from capital share
   transactions                                           238,772      157,939
                                                      -----------  -----------
Total Increase in Net Assets                              121,804      202,263
Net Assets:
 Beginning of year                                      1,795,362    1,593,099
                                                      -----------  -----------
 End of year (including undistributed net              $1,917,166   $1,795,362
  investment income of $121 and $13,                  ===========  ===========
  respectively)


See Notes to Financial Statements


The Tax-Exempt Bond Fund of America, Inc.

Notes to Financial Statements
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION - The Tax-Exempt Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of federally tax-free current income, consistent with the preservation of capital, through a diversified, portfolio of municipal bonds.

     SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Tax-exempt securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for as of the trade date. Realized gains and losses from the securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Interest income is recognized on an accrual basis. Premiums and original issue discounts on securities are amortized daily over the expected life of the security. Amortization of market discounts on securities is recognized upon disposition.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after determination of the fund's net investment income and are paid to shareholders monthly.

2. FEDERAL INCOME TAXATION

     The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

     As of August 31, 1999, net unrealized appreciation on investments for book and federal income tax purposes aggregated $34,202,000, of which $64,993,000 related to appreciated securities and $30,791,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended August 31, 1999. During the year ended August 31, 1999, the fund realized, on a tax basis, a net capital gain of $12,132,000 on securities transactions. The cost of portfolio securities for book and federal income tax purposes was $1,875,213,000 at August 31, 1999.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

     INVESTMENT ADVISORY FEE - The fee of $6,526,000 for management services was incurred pursuant to an agreement with CRMC, with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets between $60 million and $1 billion; 0.18% of such assets between $1 billion and $3 billion; 0.16% of such assets in excess of $3 billion; plus 3.00% of the first $40 million of annual gross income; plus 2.5% of such income between $40 million and $100 million; plus 2.25% of such income in excess of $100 million.

     DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, the fund may expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended August 31, 1999, distribution expenses under the Plan were limited to $4,721,000. Had no limitation been in effect, the fund would have paid $5,427,000 in distribution expenses under the Plan. As of August 31, 1999, accrued and unpaid distribution expenses were $894,000.

American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $1,005,000 (after allowance to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

  TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $499,000.

  DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of August 31, 1999, aggregate amounts deferred and earnings thereon were $74,000.

  CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.
4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

  The fund made purchases and sales of investment securities, excluding short-term securities, of $486,217,000 and $261,774,000, respectively, during the year ended August 31, 1999.

  As of August 31, 1999, accumulated undistributed net realized gain on investments was $6,784,000 and additional paid-in capital was $1,714,207,000. The fund reclassified $232,000 and $1,808,000 to undistributed net investment income and additional paid-in capital, respectively, from undistributed net realized gains for the year ended August 31, 1999 as a result of permanent differences between book and tax.

  Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $35,000 includes $9,000 that was paid by these credits rather than in cash.

PER-SHARE DATA AND RATIOS

                                                              Year  Ended  Augus    31


                                                    1999      1998   1997   1996 1995

Net Asset Value, Beginning of Year                $12.60    $12.27 $11.86 $11.94$11.65
                                               ----------  ------- --------------------
 Income from Investment Operations:
  Net investment income                              .59       .62    .64   .64   .68
  Net gains or losses on securities (both
   realized and unrealized)                         (.55)      .37    .45   .01   .29
                                               ----------  ------- --------------------
   Total from investment operations                  .04       .99   1.09   .65   .97
                                               ----------  ------- --------------------
 Less Distributions:
  Dividends (from net investment income)            (.59)     (.62)  (.64) (.64) (.68)
  Distributions (from capital gains)                (.19)     (.04)  (.04) (.09)    -
                                               ----------  ------- --------------------
   Total distributions                              (.78)     (.66)  (.68) (.73) (.68)
                                               ----------  ------- --------------------

Net Asset Value, End of Year                      $11.86    $12.60 $12.27 $11.86$11.94
                                               ==========  ======= ====================

Total Return*                                        0.22      8.26   9.39 5.51% 8.70%


Ratios/Supplemental Data:
 Net assets, end of year (in millions)            $1,917    $1,795 $1,593 $1,476$1,424
 Ratio of expenses to average net assets             .65%      .66%   .68%  .68%  .66%
 Ratio of net income to average net assets          4.78%     4.98%  5.27% 5.35% 5.87%
 Portfolio turnover rate                           14.56%    23.19% 14.39%26.89%49.28%


*Excludes maximum sales charge of 4.75%.

Report of Independent Accountant

To the Board of Directors and Shareholders of The Tax-Exempt Bond Fund of America, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Tax-Exempt Bond Fund of America, Inc.(the "Fund") at August 31, 1999, the results of its operations, the changes in its net assets and the per-share data and ratios for the years indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
Los Angeles, California
September 30, 1999

Tax Information (unaudited)

During the fiscal year ended August 31, 1999, the fund paid 59.2 cents per share of exempt-interest distributions within the meaning of Section 852(b)(5)(A) of the Internal Revenue Code, a short-term capital gain of 0.4 cents per share and a long-term capital gain of 18.2 cents per share.

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the calendar year-end information you receive from the fund's transfer agent.

AMERICAN HIGH-INCOME MUNCIPIAL BOND FUND

Investment Portfolio, July 31, 1999

[begin pie chart]
Quality Ratings
AAA         9.37%
AA          5.21%
A           7.06%
BBB        34.97%
BB         22.38%
B          14.88%
Cash & Equivalents   6.13%
[end chart}



American High-Income Municipal Bond Fund
Investment Portfolio, July 31, 1999

                                                                       PrincipalMarket
                                                                        Amount   Value
                                                                          (000)   (000)
--------------------------------------------                           ----------------

Tax-Exempt Securities Maturing in More Than One Year - 93.87%
Alaska  -  0.35%
Industrial Dev. and Export Auth., Power Rev. Bonds,                      $1,850  $1,950
  First Series AMT (Snettisham Hydroelectric Project),
 AMBAC Insured, 6.00% 2012

California  -  12.37%
Pollution Control Fncg. Auth., Solid Waste Disposal Ref.
 Rev. Bonds:
CanFibre of Riverside Project, Series 1997A AMT, 9.00% 2019               1,000   1,043
USA Waste Services, Inc. Project, Series 1998A AMT,                       6,000   5,948
 5.10% 2018 (Put 2008)
Rural Home Mortgage Fin, Auth., Single Family Mortgage                      560     614
  Rev. Bonds (Mortgage-Backed Securities Program),
 1995 Series B AMT, 7.75% 2026
Statewide Communities Dev. Auth., Apartment Dev.
  Rev. Ref. Bonds (Irvine Apartment Communities, LP):
Series 1998A-1 AMT, 5.05% 2025 (Put 2008)                                11,000  10,687
Series 1998A-3, 5.10% 2025 (Put 2010)                                     3,000   2,913
Alameda Public Fncg. Auth., 1999 Rev Bonds
 (1997 Rev. Bond Refinancing):
5.10% 2009                                                                1,000     975
5.35% 2012                                                                1,000     970
City of Antioch, Public Fncg. Auth., 1998 Reassessment                    1,455   1,419
  Rev. Bonds, Subordinated Series B, AMBAC Insured, 5.80% 2011
Bonita Canyon Public Facs. Fncg. Auth., Community Facs.                   1,000     907
 Dist. No. 98-1, Special Tax
 Bonds, Series 1998, 5.375% 2028
Central Valley Fncg. Auth., Cogeneration Project Rev. Bonds               1,400   1,519
  (Carson Ice-Gen Project), Series 1993, 6.10% 2013 (Preref. 2003)
City of Chino Hills, Community Facs. Dist. No. 9                          5,060   5,074
  (Rincon Village Area), Special Tax Bonds, Series 1998, 6.45% 2023
City of Irvine, Assessment dist. No. 94-13 (Oak Creek),
  Limited Obligation Improvement Bonds:
Group One, 5.50% 2022                                                     1,000     946
Group Two, 5.875% 2017                                                    1,000     992
Long Beach Aquarium of the Pacific, Rev. Bonds
  (Aquarium of the Pacific Project), 1995 Series A:
6.10% 2010                                                                1,000   1,039
6.125% 2015                                                               1,000   1,032
6.125% 2023                                                               4,000   4,090
County of Los Angeles, Capital Asset Leasing Corp.,                       3,060   3,180
  Cert. of Part. (Marina del Rey), Series A, 6.25% 2003
City of Los Angeles:
Community Redev. Agcy., Central Business Dist. Redev.                     2,000   2,032
  Project, Tax Allocation Ref. Bonds, Series I, 5.00% 2001
Multifamily Housing Rev. Bonds (GNMA Collateralized -                       500     517
  Ridgecroft Apartments Project), Series 1997E AMT, 6.00% 2017
City of Oxnard, Assessment Dist. No. 97-1-R (Pacific                      1,475   1,501
  Commerce Center), Limited Obligation Ref. Bonds, 5.70% 2006
Pleasanton Joint Powers Fncg. Auth., Subordinate                          3,435   3,571
  Reassessment Rev. Bonds, 1993 Series B, 6.125% 2002
City of Poway, Community Facs. Dist. No. 88-1 (Parkway                    2,000   2,148
  Business Centre), Special Tax Ref. Bonds, Series 1998,
 6.75% 2015
City of Roseville, North Central Roseville Community                      1,015   1,003
 Facs. Dist. No. 1, Special Tax Ref. Bonds, Series 1999,
 5.40% 2008
County of Sacramento, Laguna Creek Ranch/Elliott
 Ranch Community Facs. Dist. No. 1, Improvement Area
 No. 2 Special Tax Ref. Bonds (Elliott Ranch):
6.125% 2014                                                                 250     256
6.30% 2021                                                                  500     511
County of San Diego, Reassessment Dist. No. 97-1
 (4-S Ranch), Limited Obligation Improvement Bonds, 6.00% 2009
6.00% 2009                                                                1,000   1,030
6.25% 2012                                                                1,000   1,030
Redev. Agcy. of the City and County of San Francisco,                     1,000   1,126
 Residential Fac. Rev. Bonds (Coventry Park Project),
 Series 1996A AMT, 8.50% 2026
South Tahoe Joint Powers Fin. Auth., Ref. Rev. Bonds,                     1,000   1,037
  (South Tahoe Redev. Project Area No. 1), 1995 Series B, 6.25% 2020
Stanislaus Waste-To-Energy Fin. Agcy., Solid                              1,470   1,513
 Waste Fac. Ref. Rev. Certificates (Ogden Martin Systems
 of Stanislaus, Inc. Project), Series 1990, 7.625% 2010
City of Stockton, Mello-Roos Rev. Bonds, Community Facs.
 Dist. No. 90-2B (Brookside Estates), Series 1997A:
5.40% 2004                                                                  500     505
5.55% 2006                                                                1,300   1,313
6.20% 2015                                                                1,300   1,323
Community Facs. Dist. No. 88-12 of the City of Temecula
 (Ynez Corridor), Special Tax Ref. Bonds, 1998 Series A:
5.35% 2009                                                                  940     928
5.40% 2010                                                                  860     848
5.50% 2012                                                                1,100   1,082
City of West Sacramento, Limited Obligation Ref. Improvement
 Bonds, Reassessment Dist. of 1998:
5.00% 2005                                                                1,000     979
5.10% 2006                                                                1,250   1,224
5.10% 2007                                                                1,000     973

Colorado  -  3.38%
Housing and Fin. Auth., Single Family Program Senior Bonds:
1995 Series A AMT, 8.00% 2025                                               850     903
1995 Series B AMT, 7.90% 2025                                               600     649
1997 Series B AMT, 7.00% 2026                                             1,000   1,095
1998 Series B-3,  6.55% 2025                                              1,575   1,729
Student Obligation Bond Auth., Student Loan Asset-Backed                  1,000   1,037
 Bonds, Senior Subordinate 1995 Series II-B AMT, 6.20% 2008
Arapahoe County, Capital Improvement Trust Fund Highway
 Rev. Bonds (E-470 Project):
6.90% 2015 (Preref. 2005)                                                 1,250   1,439
6.95% 2020 (Preref. 2005)                                                 3,000   3,462
City and County of Denver, Airport System Rev. Bonds, AMT:
Series 1991D 7.75% 2013                                                   1,000   1,206
Series 1992C:
6.75%  2013                                                                 885     947
6.75%  2013 (Preref. 2002)                                                  115     126
Series 1994A:
7.50% 2023                                                                  415     463
7.50%  2023 (Preref. 2004)                                                   85      98
Eaglebend Dowd Affordable Housing Corp., Multifamily
  Housing Project Rev. Bonds, Series 1998A:
6.53% 2024                                                                1,665   1,668
6.53% 2029                                                                1,320   1,316
6.63% 2039                                                                2,950   2,959

Connecticut  -  3.51%
Dev. Auth., Pollution Control Rev. Ref. Bonds (The
 Connecticut Light and Power Co. Project):
Series 1993A, 5.85% 2028                                                  1,375   1,332
Series 1993B AMT, 5.95% 2028                                              1,500   1,433
Health and Educational Fac. Auth., Rev. Bonds, University                 1,000   1,037
 of Hartford Issue, Series  D, 6.75% 2012
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds:(1)
1996 Series A:
6.375% 2004 (Escrowed to Maturity)                                          500     546
6.40% 2011                                                                3,530   3,752
6.40% 2011 (Preref. 2007)                                                 3,470   3,903
1997 Series B:
5.60% 2009                                                                1,000   1,002
5.75% 2018                                                                6,000   5,847
5.75% 2027                                                                1,000     968

Delaware  -  0.89%
Econ. Dev. Auth., First Mortgage Rev. Bonds (Peninsula
 United Methodist Homes, Inc. Issue), Series 1997A:
6.00% 2008                                                                  500     517
6.10% 2010                                                                  500     523
6.20% 2015                                                                2,875   2,953
6.30% 2022                                                                1,000   1,031

District of Columbia  -  0.29%
Hospital Rev. Ref. Bonds (Washington Hospital Center                      1,500   1,616
  Issue), Series 1992A, 7.00% 2005 (Preref. 2002)

Florida  -  7.30%
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough              115     117
 County), Special Assessment Rev. Bonds, Series 1996, 7.00% 2003
Broward County, Resource Recovery Rev. Bonds,                               950     989
 Series 1984, South Project, 7.95% 2008
Championsgate Community Dev. Dist., Capital Improvement                   2,850   2,788
  Rev. Bonds, Series 1998A,6.25% 2020
The Crossings at Fleming Island Community Dev. Dist.                      4,725   5,120
 (Clay County), Special Assessment Bonds, Series 1995, 8.25% 2016
The City of Daytona Beach, Capital Improvement Rev. Bond                  7,875   7,693
 Anicipation Notes (Ocean Walk Project), Series A, 6.875% 2004
Heritage Isles Community Dev. Dist. (Hillsborough County),                3,055   3,043
 Special Assessment Rev. Bonds, Series 1998A, 5.75% 2005
Heritage Palms Community Dev. Dist. (Fort Myers),                         2,710   2,666
 Capital Improvement Rev. Bonds, Series 1998, 5.40% 2003
Heritage Pines Community Dev. Dist. (Pasco County),                         975     957
 Capital Improvement Rev. Bonds, Series 1998B, 5.50% 2005
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds:
Series 1997A(Cypress Cove at Healthpark Florida, Inc.                     2,500   2,548
 Project), 6.25% 2017
Series 1999A (Shell Point/Alliance Obligated Group,
 Shell Point Village Project):
5.25% 2007                                                                1,000     991
5.50% 2009                                                                1,000   1,002
Meadow Pointe II, Community Dev. Dist. (Pasco County),                    2,000   1,957
 Capital Improvement Rev. Bonds, Series 1998B, 5.50% 2005
Northern Palm Beach County Improvement Dist.,
 Water Control and Improvement Bonds: Unit of Dev. No. 9A,
 Series 1996A:
6.80% 2006                                                                  885     947
7.30% 2027                                                                1,500   1,629
Unit of Dev. No. 9B, Series 1999, 5.85% 2013                              1,000     996
North Springs Improvement Dist. Special Assessment Bonds:
Broward County, Series 1997A, 7.00% 2019                                  1,000   1,027
Parkland Isles Project, Series 1997B, 6.25% 2005                          1,900   1,914
Ocean Highway and Port Auth., Solid Waste/Pollution                       1,305   1,332
 Control Rev. Ref. Bonds, Series 1996 (Jefferson Smurfit Corp.
 (U.S.) Project), 6.50% 2006
City of Orlando, Special Assessment Rev. Bonds (Conroy                    1,000     952
 Road Interchange Project), Series 1998A, 5.80% 2026
River Ridge Community Dev. Dist. (Lee County), Capital                    2,540   2,500
 Improvement Rev. Bonds, Series 1998, 5.75% 2008
Idaho  -  1.33%
Housing and Fin. Association, Single Family Mortgage
 Subordinate Bonds AMT:
1997 Series H-2 AMT, 5.40% 2010                                           1,530   1,540
1997 Series I-2, 5.55% 2010                                                 940     957
1998 Series A-2, 5.35% 2011                                               1,265   1,264
1998 Series B-2, 5.20% 2011                                               1,000     990
1998 Series G, 5.05% 2012                                                   750     742
1999 Series B-2, 5.00% 2013                                               1,000     980
1999 Series D-3, 5.15% 2013                                               1,030   1,009

Illinois  -  5.70%
Health Facs. Auth., Rev. Ref. Bonds:
Advocate Health Care Network, Series 1997 A:
5.70% 2011                                                                  500     508
5.70% 2011 (Preref. 2009)                                                   250     265
5.80% 2016                                                                3,000   3,047
Centegra Health System, Series 1998:
5.50% 2008                                                                1,000   1,010
5.25% 2014                                                                1,500   1,426
Edward Hospital Project, Series 1993A, 6.00% 2019                         1,000   1,005
Fairview Obligated General Project:
1992 Series A, 9.50% 2022 (Preref. 2002)                                  2,750   3,208
1995 Series A:
6.25% 2003                                                                1,245   1,280
7.40% 2023                                                                3,130   3,386
State Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds                    2,000   1,946
  (Waste Management, Inc. Project), Series 1997, 5.05% 2010
City of Chicago:
General Obligation Bonds (Emergency Telephone system),                    1,000     978
 Ref. Series 1999, FGIC Insured, 5.25% 2020
Chicago O'Hare International Airport, Special Fac. Rev. Bonds
 (United Air Lines, Inc. Project):
Series 1988A AMT, 8.95% 2018                                              1,440   1,555
Series 1988B, 8.85% 2018                                                  1,085   1,172
Series 1999B AMT, 5.20% 2011                                              1,000     969
Collateralized Single Family Mortgage Rev. Bonds, Series 1997-B           2,565   2,781
  AMT, 6.95% 2028
Skyway Toll Bridge Ref. Rev. Bonds, Series 1994, 6.75% 2017               1,500   1,666
 (Preref. 2004)
Village of Robbins, Cook County, Resource Recovery                       10,990   5,935
 Rev. Bonds (Robbins Resource
 Recovery Partners, L.P. Project), Series 1994A AMT, 8.375% 2016

Indiana  -  1.69%
State Dev. Fin. Auth. Rev. Ref. Bonds, Exempt Fac.-Inland Steel,          1,000     928
 5.75% 2011
City of East Chicago, Pollution Control Rev. Ref. Bonds,                  2,000   2,047
 Inland Steel Co. Project No. 11, Series 1994, 7.125% 2007
Indianapolis Airport Auth., Special Facs. Rev. Bonds, AMT:
Series 1994 Federal Express Corp. Project, 7.10% 2017                     1,000   1,096
Series 1995 A, United Air Lines, Inc., Indianapolis Maintenance           1,500   1,569
  Center Project, 6.50% 2031
The Indianapolis Local Public Improvement Bond Bank,                      4,500   1,316
 Series 1999 E Capital Appreciation Bonds, 0.00% 2021 (2)
City of Sullivan, Pollution Control Rev. Ref. Bonds (Indiana              2,500   2,602
 Michigan Power Co. Project), Series C, 5.95% 2009

Kentucky  -  2.36%
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement
 Rev. Bonds, Series 1997 (Appalachian Regional Healthcare, Inc.
 Project):
5.60% 2008                                                                1,000     976
5.80% 2012                                                                1,000     962
5.85% 2017                                                                4,000   3,819
Kenton County Airport Board, Special Facs. Rev. Bonds
  (Delta Air Lines, Inc. Project), 1992 Series A AMT:
7.50% 2012                                                                4,225   4,532
6.125% 2022                                                               3,000   3,033

Louisiana  -  2.87%
Health Education Auth., Rev. Bonds (Lambeth House Project):
Series 1996, 9.00%  2026 (Preref. 2006)                                   2,850   3,626
Series 1998A, 6.20% 2028                                                  4,500   4,265
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds,                    2,575   2,849
 Series 1995A-2 AMT, 7.80% 2026
Lake Charles Harbor and Terminal Dist., Port Facs. Rev.                   2,000   2,223
 Ref. Bonds (Trunkline LNG Co. Project), Series 1992, 7.75% 2022
Parish of West Feliciana, Pollution Control Rev. Bonds                    3,000   3,237
 (Gulf States Utilities Co. Project), Series 1984-II, 7.70% 2014

Maine  -  0.15%
Educational Loan Marketing Corp., Senior Student Loan                       840     875
  Rev. Bonds, Series 1991 AMT, 6.90% 2003

Maryland  -  1.58%
Health and Higher Educational Facs. Auth.:
First Mortgage Rev. Bonds, PUMH of Maryland, Inc. Issue                   1,500   1,456
  (Heron Point of Chestertown), Series 1998B, 5.75% 2026
Ref. and Project Rev. Bonds, Roland Park Place Issue,                     1,000     965
 Series 1999, 5.30% 2010
Frederick County, Special Obligation Bonds (Urbana Community              3,000   2,989
 Dev. Auth.), Series 1998, 6.625% 2025
Housing Opportunities Commission of Montgomery County,
 Multifamily Rev. Bonds (Strathmore Court at White Flint),
 1994 Issue A-2:
7.50% 2024                                                                1,000   1,060
7.50% 2027                                                                  700     742
Housing Auth. of Prince George's County, Mortgage Rev.                    1,000   1,025
 Bonds, Series 1997A (GNMA Collateralized - Langley
 Gardens Apartments Project), 5.75% 2029
Prince George's County (Dimensions Health Corp. Issue),                     750     692
 Project and Ref. Rev. Bonds, Series 1994, 5.375% 2014

Massachusetts  -  2.63%
Industrial Fin. Agcy.:
Resource Recovery Rev. Ref. Bonds (Ogden Haverhill Project),
 Series 1998A AMT:
5.20% 2008                                                                2,300   2,270
5.30% 2009                                                                6,300   6,222
Rev. Bonds, Edgewood Retirement Community Project,                        5,400   6,375
 Series 1995A, 9.00% 2025

Michigan  -  8.27%
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds:
The Detroit Medical Center Obligated Group:
Series 1993A:
6.25% 2013                                                                3,000   2,970
6.50% 2018                                                                1,000   1,007
Series 1998A, 5.125% 2018                                                 2,550   2,205
Genesys Health System Obligated Group, Series 1995A:
8.00% 2005 (Escrowed to Maturity)                                         2,000   2,368
8.10% 2013 (Preref. 2005)                                                 1,100   1,325
7.50% 2027 (Preref. 2005)                                                 2,265   2,623
Genesys Regional Medical Center Obligated Group, Series 1998A:
5.30% 2011                                                                2,000   1,940
5.50% 2018                                                                1,000     959
5.50% 2027                                                                2,000   1,887
Hackley Hospital Obligated Group, Series 1998A, 5.30% 2013                1,000     963
Pontiac Osteopathic, Series 1994A:
5.375% 2006                                                               3,000   2,941
6.00% 2014                                                                2,500   2,462
6.00% 2024                                                                1,000     965
Sinai Hospital of Greater Detroit, Series 1995:
6.00% 2008                                                                1,000     994
6.625% 2016                                                               2,755   2,802
6.70% 2026                                                                3,250   3,321
Housing Dev. Auth., Rental Housing Rev. Bonds,                            5,210   5,540
 1992 Series A, 6.60% 2012
City of Detroit:
Limited Tax G.O. Bonds, Series 1995 A, 6.40% 2005                         1,145   1,235
Downtown Dev. Auth., Tax Increment Bonds (Dev. Area                       1,000   1,106
  No.1  Projects), Series 1996C, 6.20% 2017 (Preref. 2006)
City of Flint, Hospital Building Auth.,(Hurley Medical Center):
Rev. Ref. Bonds, Series 1998A:
5.00% 2008                                                                2,030   1,942
5.25% 2016                                                                1,000     907
Rev. Rental Bonds, Series 1998B, 5.375% 2018                              1,000     931
The Econ. Dev. Corp. of the County of Midland,                            3,100   3,255
 Subordinate Pollution Control Limited Obligation Rev. Ref.
 Bonds (Midland Cogeneration Project) 9.50% 2009

Mississippi  -  0.17%
Perry County, Pollution Control Ref. Rev. Bonds (Leaf River               1,000     967
 Forest Products, Inc. Project), Series 1999, 5.20% 2012

Nebraska  -  1.05%
City of Kearney, Industrial Dev. Rev. Bonds (The Great
 Platte River Road Memorial Foundation Project), Series 1998:
6.75% 2023                                                                2,000   1,697
6.75% 2028                                                                5,000   4,243

Nevada  -  2.39%
Housing Division, Single Family Mortgage Bonds:
1998 Series A-1 AMT, 5.20% 2011                                           1,000     990
1999 Series B-1, 4.95%  2012                                                600     588
City of Henderson, Health Fac. Rev. Bonds (Catholic                       1,000     884
 Healthcare West), 1998 Series A, 5.375% 2026
City of Henderson, Local Improvement Dist.:
No. T-4C (Green Valley Properties), Limited Obligation
 Ref. Bonds, 1999 Series A:
5.75% 2013                                                                1,710   1,666
5.90% 2018                                                                1,000     970
No. T-10 (Seven Hills) Limited  Obligation Improvement                    5,445   5,633
 Bonds, 7.50% 2015
City of Las Vegas, Special Improvement Bonds, (Summerlin                  2,635   2,733
 Area), Local Improvement Bonds, 7.10% 2016

New Hampshire  -  0.58%
Housing Fin. Auth., Single Family Mortgage Acquisition
 Rev. Bonds, 1997 Series D AMT:
5.60% 2012                                                                  675     686
5.80% 2017                                                                  670     686
Industrial Dev. Auth., Pollution Control Ref. Rev. Bonds                  2,000   1,892
 (The Connecticut Light and Power Co. Project), Series
 1988 AMT, 5.90% 2018

New Jersey  -  4.06%
Econ. Dev. Auth.:
Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation                     9,250   9,399
  Improvement Dist. Project (City of Elizabeth), Series 1998A,
 6.375 2031
First Mortgage Rev. Fixed-Rate Bonds:
Fellowship Village Project:
Series 1995A, 9.25% 2025 (Preref. 2005)                                   3,000   3,712
Series 1998A:
5.10% 2008                                                                1,250   1,200
5.20% 2009                                                                1,000     960
5.30% 2010                                                                1,000     962
Series 1998C:
5.50% 2018                                                                1,000     950
5.50% 2028                                                                1,500   1,396
Keswick Pines, Series 1998, 5.60% 2012                                    2,100   2,052
Winchester Gardens at Ward Homestead Project, Series 1996A:
8.50% 2016                                                                1,000   1,127
8.625% 2025                                                               1,000   1,131

New York  -  9.37%
Dormitory Auth.:
Cert. of Part., on behalf of the City University of  New York,            1,975   2,110
 as Lessee (John Jay College of Criminal Justice Project Ref.),
 6.00% 2006
Mental Health Services Facs. Improvement Rev. Bonds:
Series 1997B, 5.60% 2008                                                  1,445   1,508
Series 1998C:
5.00% 2009                                                                1,390   1,383
5.00% 2010                                                                1,930   1,903
Montefiore Medical Center, FHA-Insured Mortgage Hospital                  1,250   1,244
 Rev. Bonds, Series 1999, AMBAC Insured, 5.25% 2019
Secured Hospital Rev. Ref. Bonds, Brookdale Hospital,                     3,500   3,495
 Series 1998J, 5.125% 2009 Housing Fin. Agcy.:
Health Facs. Rev. Bonds (New York City), 1996 Series A Ref.,              2,500   2,679
 6.00% 2006
Service Contract Obligation Rev. Ref. Bonds, 1997 Series C,                 800     797
 5.10% 2009
Erie County Industrial Dev. Agcy., Solid Waste Disposal Fac.              4,000   4,200
 Rev. Bonds (1998 CanFibre of Lackawanna Project) AMT, 9.05% 2025
City of New York, G.O. Bonds:
Series A:
7.00% 2005                                                                1,000   1,120
6.25% 2009                                                                1,000   1,089
Fiscal 1995 Series B1, 7.00% 2016 (Preref. 2004)                          1,000   1,127
Solid Waste Disposal Rev. Bonds (1995 Visy Paper (NY), Inc. Project)      6,100   6,385
 AMT, 7.55% 2005
Port Auth. of New York and New Jersey, Special Project Bonds,
 Series 4 AMT, KIAC Partners Project:
7.00% 2007                                                                5,000   5,437
6.75% 2011                                                                4,000   4,361
Onondaga County Industrial Dev. Agcy, Solid Waste
 Disposal Fac. Rev. Ref. Bonds (Solvay Paperboard LLC
 Project), Series 1998:
6.80% 2014                                                                3,000   3,056
7.00% 2030                                                                9,000   9,292
Suffolk County Industrial Dev. Agcy., 1998 Industrial Dev.                1,750   1,692
 Rev. Bonds (Nissequogue Cogen Partners Fac.) AMT, 5.30% 2013

North Carolina  -  3.46%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
Ref. Series 1993B:
7.25% 2007                                                                2,500   2,742
7.00% 2008                                                                1,000   1,085
6.125% 2009                                                               3,950   4,056
6.00% 2026                                                                1,000   1,006
Series 1993 D, 5.875% 2013                                                1,000     990
Ref. Series 1999 A, 5.20% 2010                                            2,000   1,903
Ref. Series 1999 B:
5.55% 2014                                                                1,000     955
5.60% 2015                                                                2,500   2,386
5.65% 2016                                                                1,000     954
5.70% 2017                                                                2,000   1,911
Municipal Power Agcy. Number 1, Catawba Electric Rev.                     1,500   1,537
 Bonds, Series 1992, 5.90% 2003

North Dakota  -  0.17%
Housing Fin. Agcy., Rev. Bonds, 1998 Series A AMT, 5.25% 2018               990     954

Ohio  -  0.76%
The Student Loan Funding Corp., Cincinnati, Student                         370     377
 Loan Rev. Ref. Bonds, Series 1991A AMT, 7.20% 2003
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Bay                    4,000   3,903
 Series 1998 A AMT, 5.875% 2020

Oregon  -  0.61%
City of Klamath Falls, Electric Rev. Bonds (Klamath Cogeneration
 Project), Series 1999:
5.75% 2013                                                                2,000   1,971
5.875% 2016                                                               1,500   1,480

Pennsylvania  -  5.65%
Econ. Dev. Fncg. Auth., Resource Recovery Rev. Bonds
 (Colver Project), Series 1994 D AMT:
7.05% 2010                                                                1,000   1,094
7.15% 2018                                                                3,500   3,844
Housing Fin. Agcy., Rev. Bonds:
Rental Housing Ref. Bonds, Issue 1993, 5.80% 2018                         3,500   3,653
Single Housing Family Mortgage, Series 1997-58A AMT, 5.85% 2017           2,500   2,561
Blair County Hospital Auth., Hospital Rev. Bonds (Altoona                 1,500   1,526
 Hospital Project), 1998 Series A, AMBAC Insured, 5.50% 2016
Lehigh County General Purpose Auth., College Rev. and Ref. Bonds,         1,750   1,865
 Series B of 1996 (Cedar Crest College), 6.65% 2017
Hospitals and Higher Education Facs. Auth. of Philadelphia:
Frankford Hospital, Series A, 6.00% 2014                                    500     539
Hospital Rev. Bonds (Temple University Hospital), Series of               1,000   1,002
 1997, 5.70% 2009
Jefferson Health Systems, Series 1997 A, 5.50% 2007                       1,400   1,428
Hospital Auth. of Philadelphia, Hospital Rev. Bonds (Temple               1,000   1,042
 University Hospital), Series of 1983, 6.625% 2023
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral
 Village Project), Series of 1998:
5.30% 2007                                                                1,145   1,135
5.50% 2010                                                                1,000     992
Scranton-Lachawanna Health and Welfare Auth., City of
 Scranton, Lackawanna County, Hospital Rev. Bonds (Moses
 Taylor Hospital Project), Series 1997, 5.75% 2006
5.75% 2006                                                                1,585   1,570
5.80% 2007                                                                1,680   1,664
5.90% 2008                                                                1,730   1,718
6.00% 2009                                                                  940     937
6.10% 2011                                                                2,005   1,991
6.20% 2017                                                                2,305   2,329
Westmoreland County Indust. Dev. Auth., Variable                          1,000     982
 Rate Rev. Bonds, Series 1993 AMT (Nat'l Waste and Energy Corp.;
 Valley Landfill Expansion Project) x.xx% 2018

Rhode Island  -  0.36%
Housing and Mortgage Fin. Corp., Homeownership Opportunity                2,000   2,020
 Bonds, Series 9-B-1 AMT, 5.55% 2013

South Carolina  -  1.78%
Piedmont Municipal Power Agcy., Electric Rev. Bonds,                      8,000   7,447
 1999A Ref. Series, 5.25% 2015
York County, Pollution Control Facs. Rev. Bonds (Bowater Inc.             2,300   2,574
 Project), Series 1990 AMT, 7.625% 2006

Tennessee  -  0.86%
The Industrial Dev. Board of the County of McMinn,                        2,000   2,115
 Solid Waste Recycling Facs. Rev. Bonds, Series 1992
(Calhoun Newsprint Co. Project - Bowater), 7.625% 2016
Memphis-Shelby County Airport Auth., Special Facs.                        2,500   2,714
 Rev. Bonds (Federal Express Corp.), Series 1984, 7.875% 2009

Texas  -  2.77%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds                    1,500   1,708
 (American Airlines, Inc. Project), Series 1990 AMT,
 7.00% 2011
Industrial Dev. Corp. of Port of Corpus Christi, Rev.                     3,250   3,186
 Ref. Bonds (Valero Refining and Marketing Co. Project),
 Series 1997D AMT, 5.125% 2009
Hidalgo County Health Services Corp., Hospital Rev.
 Bonds, (Mission Hospital, Inc. Project), Series 1996:
7.00% 2008                                                                2,365   2,560
6.75% 2016                                                                1,000   1,064
Matagorda County, Navigation Dist. Number One, Rev.                       2,500   2,335
 Ref. Bonds (Houston Lighting & Power Co. Project),
 Series 1997 AMT, AMBAC Insured, 5.125% 2028
Tomball Hospital Auth., Rev. Ref. Bonds, Series 1993, 6.125% 2023         4,740   4,764

Utah  -  0.80%
Housing Fin. Agcy., Single Family Mortgage Bonds:
1997 Series G-2 Class III  AMT, 5.60% 2010                                1,035   1,049
1998 Series G-2, Class III, 4.90% 2012                                    1,000     973
1999 Series B-2, Class III, 5.10% 2012                                    1,100   1,074
Housing Fin. Agcy., Single Family Mortgage Bonds,                         1,400   1,406
 1999 Series C-2, Class III, 5.60% 2013

Vermont  -  0.27%
Housing Fin. Agcy., Single Family Housing Bonds, Series 9
 AMT (Adjusted Rate Bonds), MBIA Insured:
4.90% 2012                                                                  575     566
5.70% 2012                                                                  925     952

Virginia  -  0.90%
Dulles Town Center Community Dev. Auth. (Loudoun                          1,000   1,005
 County), Special Assessment Bonds (Dulles Town
 Center Project), Series 1998, 6.25% 2026
Gateway Community Dev. Auth., Special Assessment Bonds,                   2,000   1,932
 Series 1999, 6.25% 2026 Pocahontas Parkway Association,                  2,100   2,116
 Route 895 Connector Toll Road Rev. Bonds, Series 1998A,
 5.25% 2008

Virgin Islands  -  0.60%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund
 Loan Notes), Series 1998 D:
6.00% 2006                                                                1,500   1,562
6.00% 2007                                                                1,750   1,824

West Virginia  -  0.20%
City of South Charleston, Pollution Control Rev. Ref. Bonds               1,000   1,130
 (Union Carbide Corp. Project), Series 1985, 7.625% 2005

Wisconsin  -  2.20%
Housing and Econ. Dev. Auth., Housing Rev. Bonds,                         3,000   3,050
 1993 Series B AMT, 5.30% 2006
City of Oconto Falls, Community Dev. Auth., Dev. Rev.                     9,000   9,393
 Bonds, Series 1997 (Oconto Falls Tissue, Inc. Project),
 7.75% 2022

Wyoming  -  0.19%
Sweetwater County, Solid Waste Disposal Rev. Bonds                        1,000   1,082
 (FMC Corp. Project), Series 1994A AMT, 7.00% 2024

                                                                               ----------
                                                                                529,576
                                                                               ----------


Tax-Exempt Securities Maturing in One Year or Less - 5.44%
City of Houston, Tax and Rev. Anticipation Notes,                         1,000   1,008
 Series 1999, 4.25% 6/30/00
State of Idaho, Tax Anticipation Notes, Series 1999                       1,500   1,511
, 4.25% 6/30/00
State of Kentucky, Asset/Liability Commission, General Fund               1,000   1,008
 Tax and Rev. Anicipation Notes, 1999 Series A, 4.25% 6/28/00
County of Los Angeles, Tax and Rev. Anticipation Notes,                   1,000   1,006
 Series A, 4.00% 6/30/00
County of Santa Clara, 1999 Tax and Rev. Anticipation Notes,              2,000   2,003
 4.50% 10/1/99
State of South Carolina, Public Service Auth., Rev. Bonds,                1,000   1,012
 1995 Ref. Series A, AMBAC Insured, 6.25% 1/1/00
State of Texas, Tax and Rev. Anticipation Notes,                         17,500  17,514
 Series 1998, 4.50% 8/31/99
State of Wyoming, General Fund Tax and Rev. Anticipation                  2,500   2,514
 Notes, Series 1999, 4.00% 6/27/00
State of Wyoming, Uinta County, Pollution Control Rev.                    3,100   3,100
 Ref. Bonds (Amoco Project), Series 1998, 3.40% 2026 (3)
                                                                               ----------
                                                                                 30,676
                                                                               ----------


TOTAL TAX-EXEMPT SECURITIES (cost: $556,713,000)                                560,252

Excess of cash, prepaids and receivables over payables                            3,919
                                                                               ----------

NET ASSETS                                                                     $564,171
                                                                               ========


(1) Purchased in a private placement transaction;
    resale may be limited to qualified institutional buyers;
    resale to the public may require registration.
(2) Represents a when-issued security.
(3) Coupon rate may change periodically.

See Notes to Financial Statements

Key to Abbreviations

Agcy. = Agency
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue


American High-Income Municipal Bond Fund
Financial Statements

Statement of Assets and Liabilities
at July 31, 1999 (dollars in thousands)
Assets:
 Tax-exempt securities
  (cost: $556,713)                                                         $560,252
 Cash                                                                            93
 Receivables for --
  Sales of fund's shares                                        $  842
  Accrued interest                                               9,431       10,273
                                                          ------------ ------------
                                                                            570,618
Liabilities:
 Payables for --
  Purchases of investments                                       4,001
  Repurchases of fund's shares                                   1,220
  Dividends payable                                                839
  Management services                                              189
  Accrued expenses                                                 198        6,447
                                                          ------------ ------------
Net Assets at July 31, 1999 --
 Equivalent to $15.49 per share on 36,432,430
 shares of $0.01 par value capital stock
 outstanding (authorized capital stock --                                  $564,171
200,000,000 shares)                                                    ============

Statement of Operations
for the year ended July 31, 1999
(dollars in thousands)
Investment Income:
 Income:
  Interest on tax-exempt securities                                         $30,854

 Expenses:
  Management services fee                                       $2,083
  Distribution expenses                                          1,574
  Transfer agent fee                                               160
  Reports to shareholders                                           63
  Registration statement and prospectus                             87
  Postage, stationery and supplies                                  29
  Director's fees                                                   17
  Auditing and legal fees                                           33
  Custodian fee                                                     11
  Taxes other than federal income tax                                8
  Organization expense                                               2
  Other expenses                                                    27        4,094
                                                          ------------ ------------
  Net investment income                                                      26,760
                                                                       ------------
Realized Gain and Unrealized
 Appreciation on Investments:
 Net realized gain                                                            1,809
 Net unrealized appreciation
  on investments:
  Beginning of year                                             24,628
  End of year                                                    3,539
                                                          ------------
   Change in unrealized appreciation
    on investments                                                          (21,089)
  Net realized gain and change in unrealized                           ------------
   appreciation on investments                                              (19,280)
Net Increase in Net Assets Resulting                                   ------------
 from Operations                                                             $7,480
                                                                       ============

Statement of Changes in Net Assets
(dollars in thousands)

                                                            Year ended      July 31
                                                                   1999        1998
Operations:                                               ------------ ------------
 Net investment income                                         $26,760      $19,841
 Net realized gain on investments                                1,809        2,244
 Net change in unrealized appreciation
  on investments                                               (21,089)       3,403
                                                          ------------ ------------
  Net increase in net assets
   resulting from operations                                     7,480       25,488
                                                          ------------ ------------
Dividends and Distributions Paid to
 Shareholders:
 Dividends Paid from net
  investment income                                            (26,849)     (19,820)
 Distributions from net realized gain on
  investments                                                   (2,559)        (881)
                                                          ------------ ------------
  Total dividends and distributions                            (29,408)     (20,701)
                                                          ------------ ------------


Capital Share Transactions:
 Proceeds from shares sold:                                    205,017      195,199
  12,855,092 and 12,159,660 shares, respectively
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on investments:
  1,270,760 and 833,529 shares, respectively                    20,209       13,370
Cost of shares repurchased: 6,483,571 and
 4,072,064 shares, respectively                               (103,179)     (65,298)
                                                          ------------ ------------
 Net increase in net assets
  resulting from capital share
  transactions                                                 122,047      143,271

Total Increase in Net Assets                                   100,119      148,058
Net Assets:                                               ------------ ------------
 Beginning of year                                             464,052      315,994
                                                          ------------ ------------
 End of year (including undistributed                         $564,171     $464,052
  Net investment income: $104 and                         ============ ============
   $79, respectively)

See Notes to Financial Statements

American High-Income Municipal Bond Fund

Notes to Financial Statements

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION - American High-Income Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds.

     SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepare in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     SECURITY VALUATION - Tax-exempt securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt Securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for as of the trade date. Realized gains and losses from the securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or $when-issued' basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Interest income is recognized on an accrual basis. Premiums and original issue discounts on securities are amortized daily over the expected life of the security. Amortization of market discounts on securities is recognized upon disposition.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after determination of the fund's net investment income and are paid to shareholders monthly.

     PREPAID ORGANIZATION EXPENSES -Expenses incurred in organizing the fund are capitalized and amortized on a straight line basis over five years. In the event Capital Research and Management Company (CRMC), the fund's investment adviser, redeems any of its original shares prior to the end of the five-year period, the proceeds of the redemption payable with respect to such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of such redemption) of the unamortized prepaid organization expenses as of the date of such redemption. In the event that the fund liquidates prior to the end of the five-year period, CRMC shall bear any unamortized prepaid organization expenses.

2.   FEDERAL INCOME TAXATION

     The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

     As of July 31, 1999, net unrealized appreciation on investments for book and federal income tax purposes aggregated $3,539,000, of which $15,248,000 related to appreciated securities and $11,709,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended July 31, 1999. During the year ended July 31, 1999, the fund realized, on a tax basis, a net capital gain of $1,724,000 on securities transactions. The cost of portfolio securities for book and federal income tax purposes was $556,713,000 at July 31, 1999.

3.   FEES AND TRANSACTIONS WITH RELATED PARTIES

     INVESTMENT ADVISORY FEE - The fee of $2,083,000 for management services was incurred pursuant to an agreement with CRMC, with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million; and 3.00% of the fund's monthly gross investment income.

     DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, the fund may expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended July 31, 1999, distribution expenses under the Plan were limited to $1,574,000. Had no limitation been in effect, the fund would have paid $1,777,000 in distribution expenses under the Plan. As of July 31, 1999, accrued and unpaid distribution expenses were $161,000.

American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $450,000 (after allowance to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

     TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $160,000.

     DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of July 31, 1999, aggregate amounts deferred and earnings thereon since the deferred compensation plan's adoption (1994), net of any payments to Directors, were $30,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4.   INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

     The fund made purchases and sales of investment securities, excluding short-term securities, of $198,328,000 and $82,978,000, respectively, during the year ended July 31, 1999.

     As of July 31, 1999, accumulated undistributed net realized gain on investments was $1,026,000 and additional paid-in capital was $523,071,000. The fund reclassified $114,000 and $213,000 to undistributed net investment income and additional paid-in capital, respectively, from undistributed net realized gains for the year ended July 31, 1999 as a result of permanent differences between book and tax.

     Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $11,000 includes $10,000 that was paid by these credits rather than in cash.


Per-Share Data and Ratios
                                                                                       Period
                                                    Year ended  July 31            September 26,
                                                                                   1994(1) to
                                               1999      1998      1997       1996 July 31, 1995


Net Asset Value, Beginning of Period         $16.12    $15.90    $15.23     $15.14     $14.29
                                            --------     -----     -----     ------     ----------
 Income From Investment Operations:
  Net investment income                         .81       .84       .87        .88        .76
  Net gains or losses on securities (both
   realized and unrealized)                    (.54)      .26       .80        .37        .85
                                            --------     -----     -----     ------     ----------
   Total from investment operations             .27      1.10      1.67       1.25       1.61
                                            --------     -----     -----     ------     ----------
 Less Distributions:
  Dividends (from net investment income        (.82)     (.84)     (.86)      (.88)      (.76)
  Distributions (from capital gains)           (.08)     (.04)     (.14)      (.28)        --
                                            --------     -----     -----     ------     ----------
   Total distributions                         (.90)     (.88)    (1.00)     (1.16)    #VALUE!
                                            --------     -----     -----     ------     ----------

Net Asset Value, End of Period               $15.49    $16.12    $15.90     $15.23     $15.14
                                           =========    ======    ======    =======    ==========

Total Return (2)                              1.63%     7.05%    11.36%      8.48%     11.62% (3)


Ratios/Supplemental Data:
 Net assets, end of period (in millions        $564      $464      $316       $217       $157
 Ratio of expenses to average net asset        .78%      .79%      .87%      .88%        .94% (3)
 before fee waiver
 Ratio of expenses to average net asset        .78%      .79%      .87%       .86%       .62% (3)
 after fee waiver
 Ratio of net income to average net ass        5.09%     5.19%     5.51%    5.74%       5.66% (3)
 Portfolio turnover rate                     16.67%    16.38%    15.31%    35.22%      46.42% (3)



(1) Commencement of operations.
(2) Excludes maximum sales charge of 4.75%.
(3) Based on operations for the period shown and, accordingly, not representative of a full year.


REPORT OF INDEPENDENT ACCOUNTANT

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of American High-Income Municipal Bond Fund, Inc.(the "Fund") at July 31, 1999, the results of its operations, the changes in its net assets and the per-share data and ratios for the years indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Los Angeles, California
August 31, 1999


TAX INFORMATION (UNAUDITED)

During the fiscal year ended July 31, 1999, the fund paid 81.5 cents per share of exempt-interest distributions within the meaning of Section 852(b)(5)(A) of the Internal Revenue Code, a short-term capital gain of 0.3 cents per share and a long-term capital gain of 7.6 cents per share.

The fund designates as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the calendar year-end information you receive from the fund's transfer agent.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
Investment Portfolio, July 31, 1999
                                                                   Principal     Market
                                                                      Amount      Value
                                                                        (000)      (000)
                                                                    --------   --------

Tax-Exempt Securities Maturing in More Than One Year - 93.73%
Alabama  -  1.09%
Industrial Dev. Board of the City of Butler, Pollution Control         $3,000   $  3,067
 Ref. Rev. Bonds (James River Project), Series 1993, 5.50% 2005

Alaska  -  1.44%
Industrial Dev. and Export Auth., Power Rev. Bonds, First Series AMT
 (Snettisham Hydroelectric Project), AMBAC Insured:
5.25% 2005                                                              1,000      1,025
5.50% 2007                                                              1,000      1,034
Student Loan Corp., Student Loan Rev. Bonds:
1997 Series A AMT, AMBAC Insured, 5.20% 2006                            1,000      1,013
1999 Series A, AMBAC Insured, 4.80% 2007                                1,000        990

Arizona  -  1.02%
Educational Loan Marketing Corp., 1992 Educational Loan Rev. Bo         1,000      1,032
 Series B AMT, 6.95% 2001
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Re         1,950      1,844
 (Catholic Healthcare West Project), 1998 Series A, 4.30% 2005

California  -  10.67%
Health Facs. Fncg. Auth.:
Hospital Rev. Bonds (Downey Community Hospital), Series 1993:
5.00% 2001                                                              1,150      1,161
5.20% 2003                                                              1,000      1,018
5.30% 2004                                                              1,010      1,033
Rev. Bonds (Catholic Healthcare West), 1998 Series A:
5.00% 2006                                                              1,000        977
5.00% 2007                                                              1,000        969
Pollution Control Fncg. Auth., Solid Waste Disposal Ref. Rev. B         3,500      3,470
 (USA Waste Services, Inc. Project), Series 1998A AMT, 5.10% 2018
 (2008)(1)
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bond         4,000      3,886
 (Irvine Apartment Communities, LP), Series 1998A-1 AMT, 5.05% 2025
 (2008)(1)
Association of Bay Area Governments, Fncg. Auth. for Nonprofit          1,405      1,415
 Ref. Rev. Cert. of Part. (Episcopal Homes Foundation), Series 1998,
 5.00% 2007
City of Duarte, City of Hope National Medical Center, Cert. of          1,000        993
 Series 1999A, 5.25% 2008
City of Fremont, Multifamily Housing Rev. Ref. Bonds, Issue A o         1,830      1,900
 (Durham Greens Project), 5.40% 2026 (2006)(1)
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific
 Project), 1995 Series A:
5.75% 2005                                                              3,000      3,146
5.75% 2006                                                                780        819
County of Los Angeles, Capital Asset Leasing Corp., Cert. of Pa         2,555      2,655
 (Marina del Rey), 1993 Series A, 6.25% 2003
Pleasanton Joint Powers Fncg. Auth., Reassessment Rev. Bonds,             905        930
 1993 Series A, 5.70% 2001
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds          2,200      2,421
 & Gamble Project), 1995 Series, 7.00% 2004
Sacramento Power Auth., Cogeneration Project Rev. Bonds (Campbell Soup
 Project), 1995 Series:
6.50% 2004                                                              2,000      2,155
6.50% 2005                                                              1,100      1,199

Colorado  -  3.22%
Housing and Fin. Auth., Single Family Program Senior Bonds, 199           595        611
 Series C-2, 5.625% 2009 (2000)(1)
City and County of Denver, Airport System Rev. Bonds, Series 19         1,640      1,736
 6.55% 2003
Eaglebend Affordable Housing Corp., Multifamily Housing Project Rev.
 Ref. Bonds, Series 1997A:
5.45% 2002                                                                455        463
5.75% 2007                                                              2,585      2,669
The Regents of the University of Colorado, Refunding Cert. of P         2,415      2,583
 (Telecommunications and Cogeneration Projects), Series 1996, AMBAC
 Insured, 6.00% 2005
University of Colorado Hospital Auth., Hospital Ref. Rev. Bonds         1,000      1,045
 Series 1997A, AMBAC Insured, 5.50% 2007

Connecticut  -  0.57%
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds,
 1996 Series A:(2)
6.25% 2002 (Escrowed to Maturity)                                         500        531
6.375% 2004 (Escrowed to Maturity)                                        995      1,087

District of Columbia  -  1.60%
G.O. Ref. Bonds, Series 1993D, FGIC Insured:
5.10% 2002 (Escrowed to Maturity)                                          42         43
5.10% 2002                                                                958        981
Fixed Rate Rev. Bonds (National Academy of Sciences Project),           1,065      1,078
 Series 1999A, AMBAC Insured, 5.00% 2007
Hospital Rev. Ref. Bonds (Medlantic Healthcare Group, Inc. Issue),
 Series 1997A, MBIA  Insured:
6.00% 2006 (Escrowed to Maturity)                                       1,000      1,080
6.00% 2007 (Escrowed to Maturity)                                       1,250      1,353

Florida  -  1.03%
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds,          1,500      1,503
 Series 1999A (Shell Point/Alliance Obligated Group, Shell Point
 Village Project), 5.25% 2005
Meadow Pointe II, Community Dev. Dist. (Pasco County), Capital          1,445      1,418
 Improvement Rev. Bonds, Series 1998A, 5.25% 2003

Hawaii  -  1.10%
Cert. of Part. (Kapolei State Office Building), 1998 Series A,
 AMBAC Insured:
4.10% 2004                                                              2,125      2,082
5.00% 2005                                                              1,000      1,017

Idaho  -  1.07%
Housing and Fin. Association, Single Family Mortgage Bonds:
1998 Series C AMT, 5.25% 2011                                             550        555
1998 Series E-3 AMT, 5.125% 2011                                          750        741
1998 Series H AMT, 4.65% 2012                                           1,200      1,154
1998 Series I-2 AMT, 4.70% 2012                                           600        579

Illinois  -  6.48%
Health Facs. Auth., Rev. Ref. Bonds:
Series 1997A, (Advocate Health Care Network):
5.50% 2004                                                              1,250      1,292
5.10% 2005                                                              1,815      1,839
Series 1998A (Advocate Health Care Network), 5.00% 2006                 1,730      1,736
Series 1998 (Centegra Health System), 5.50% 2007                        2,480      2,519
Series 1997A (Highland Park Hospital Project), FGIC Insured, 5.         1,490      1,558
Series 1998 (Northwestern Medical Faculty Foundation, Inc.), MB         1,810      1,866
 Insured,  5.25% 2006
Series 1993 (OSF Healthcare System), 5.25% 2001                         2,300      2,335
Series 1997A (Victory Health Services), 5.25% 2004                      1,755      1,786
Housing Dev. Auth., Multi-Family Housing Bonds, 1992 Series A,          1,165      1,231
 6.55% 2003
City of Chicago, G.O. Certificates, Series 1997, 5.25% 2006             1,030      1,063
County of Cook, G.O. Capital Improvement Bonds, Series 1996,            1,000      1,083
 FGIC Insured, 6.00% 2006

Indiana  -  1.58%
Health Facs. Fncg. Auth., Hospital Rev. Bonds:
Charity Obligated Group:
Series 1999D, 5.50% 2008 (3)                                            1,000      1,030
Series 1997D, 5.00% 2026 (2007)(1)                                      1,455      1,448
Clarian Health Partners, Inc., Series 1996A, MBIA Insured, 5.25         1,000      1,020
Hospital Auth. of the City of Fort Wayne, Rev. Bonds, Series 19         1,000        978
 (Parkview Health System, Inc. Project), MBIA Insured, 4.10% 2004

Iowa  -  0.74%
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 1         2,000      2,106
 AMT, 6.80% 2005

Kentucky  -  2.14%
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds,
 Series 1997 (Appalachian Regional Healthcare, Inc. Project):
5.20% 2004                                                              1,000        984
5.40% 2006                                                              1,500      1,465
5.50% 2007                                                                465        454
Cities of Carrollton and Henderson, Public Energy Auth. of Kentucky
 Trust, Gas Rev. Bonds, Series 1998A, FSA Insured:
5.00% 2006                                                              1,600      1,633
5.00% 2007                                                              1,500      1,525

Louisiana  -  8.72%
Offshore Terminal Auth., Deepwater Port Ref. Rev. Bonds (LOOP I         5,000      5,256
 Project), First Stage, Series 1990E, 7.45% 2004
Public Facs. Auth., Hospital Rev. and Ref. Bonds (Franciscan
 Missionaries of Our Lady Health System Project):
Series 1998A, FSA Insured, 5.50% 2006                                   4,500      4,701
Series 1998C, MBIA Insured:
5.25% 2006                                                              1,000      1,030
5.50% 2005                                                              1,500      1,567
Jefferson Parish Hospital:
Dist. No. 1, Parish of Jefferson (West Jefferson Medical Center         1,695      1,708
 Hospital Rev. Bonds, Series 1998A, FSA Insured, 5.00% 2007
Service Dist. No. 2, Parish of Jefferson, Hospital Rev. Bonds,
 Series 1998, FSA Insured:
5.00% 2005                                                              2,150      2,188
5.00% 2007                                                              1,500      1,512
Lake Charles Harbor and Terminal Dist., Port Facs. Rev. Ref. Bo         6,000      6,668
 (Trunkline LNG  Co. Project), Series 1992, 7.75% 2022

Maine  -  4.40%
Educational Loan Marketing Corp., Senior Student Loan Rev. Bonds:
Series 1991 AMT, 6.90% 2003                                             2,515      2,619
Series 1994A-4 AMT:
5.95% 2003                                                              1,000      1,046
6.05% 2004                                                              1,500      1,571
Housing Auth., Mortgage Purchase Bonds:
1994 Series E, 6.30% 2002                                               1,650      1,696
1994 Series C-1, 5.90% 2015                                             3,890      4,025
Student Loan Rev. Ref. Bonds, Series 1992A-1 AMT:
6.20% 2003                                                                515        540
6.30% 2004                                                                880        925

Maryland  -  0.74%
Community Dev. Administration, Dept. of Housing and Community Dev.,
 Single Family Program Bonds:
1994 Fifth Series AMT, 5.875% 2017 (2001)(1)                              155        158
1994 First Series, 5.70% 2017 (2004)(1)                                 1,905      1,943

Massachusetts  -  1.38%
Industrial Fin. Agcy, Resource Recovery Rev. Ref. Bonds (Ogden          1,550      1,536
 Haverhill Project), Series 1998A, 5.15% 2007
The New England Education Loan Marketing Corp., Student Loan Rev.
 Ref. Bonds:
1992 Senior Issue A, 6.50% 2002                                         1,000      1,053
1992 Issue C AMT, 6.75% 2002                                            1,250      1,316

Michigan  -  6.49%
Hospital Fin. Auth., Rev. Ref. Bonds:
Genesys Health System Obligated Group, Series 1995A, 7.20% 2003         1,375      1,524
 (Escrowed to Maturity)
Pontiac Osteopathic, Series 1994A, 5.375% 2006                          4,345      4,259
State Hospital Fin. Auth., Hospital Rev. and Ref. Bonds:
The Detroit Medical Center Obligated Group:
Series 1993B, AMBAC Insured, 5.00% 2006                                 1,000      1,009
Series 1997A, AMBAC Insured, 5.00% 2006                                 1,000      1,009
Hackley Hospital Obligated Group, Series 1998A, 4.90% 2007              1,140      1,118
Mercy Health Services, Series 1997T, 6.25% 2011                         1,000      1,079
Sinai Hospital of Greater Detroit, Series 1995, 6.00% 2008              2,000      1,988
Housing Dev. Auth., Rental Housing Rev. Bonds, 1992 Series A, A         1,200      1,272
 Insured, 6.40% 2005
City of Detroit, G.O. Refunding Bonds (Unlimited Tax):
Series 1995-A:
6.10% 2003                                                              1,800      1,891
6.25% 2004                                                              1,000      1,064
Series 1995-B, 6.75% 2003                                               2,000      2,142

Minnesota  -  0.35%
City of Maplewood, Health Care Fac. Rev. Bonds (HealthEast Proj         1,000        992
 Series 1996, 5.80% 2003

Nebraska  -  0.57%
Hospital Auth. No. 1 of Lancaster County, Rev. Bonds, Series 19         1,530      1,607
 (Sisters of Charity Health Care Systems, Inc.), MBIA Insured,
 6.375% 2005

Nevada  -  0.35%
Housing Division, Single Family Mortgage Bonds, 1998 Series B-1         1,000        995
 5.20% 2011

New Jersey  -  1.95%
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village
 Project), Series 1998A:
5.00% 2006                                                              1,275      1,239
5.05% 2007                                                              1,375      1,328
Housing and Mortgage Fin. Agcy., Home Buyer Rev. Bonds, 1994 Se         2,900      2,947
 MBIA  Insured, 5.60% 2016

New Mexico  -  0.33%
Educational Assistance Foundation, Student Loan Rev. Bonds, Sub           900        932
 1992 Series One-B AMT, 6.85% 2005

New York  -  7.02%
Dormitory Auth.:
Center for Nursing & Rehabilitation, Inc., FHA-Insured Mortgage         1,000        984
 Home Rev. Bonds, Series 1997, 4.75% 2007
Cert. of Part., on behalf of the City University of  New York, as
 Lessee (John Jay College of Criminal Justice Project Ref.):
5.75% 2005                                                              2,000      2,106
6.00% 2006                                                              1,500      1,602
Secured Hospital Rev. Ref. Bonds:
Saint Agnes Hospital, Series 1998A, 4.80% 2006                          1,000      1,000
Wyckoff Heights Medical Center, Series 1998H, 5.125% 2008               2,000      2,011
Housing Fin. Agcy., Health Facs. Rev. Bonds (New York City),            5,450      5,841
 1996 Series A Ref., 6.00% 2006
State Medical Care Facs. Fin. Agcy., Mental Health Services Facs.
 Improvement Rev. Bonds, Series 1997B:
5.30% 2004                                                              1,620      1,670
6.00% 2007                                                              2,000      2,139
Castle Rest Residential Health Care Fac., FHA-Insured Mortgage          1,400      1,398
 Bonds,  Series 1997A, 4.875% 2007
City of New York, G.O. Bonds, Fiscal 1996 Series E, 6.50% 2004          1,000      1,079

North Carolina  -  4.49%
Eastern Municipal Power Agcy., Power System Rev. Bonds, Refunding:
Series 1993B:
6.00% 2005 (2003) (1)                                                   1,330      1,361
6.125% 2009                                                             1,750      1,797
Series 1993C, 5.50% 2007                                                1,550      1,542
Municipal Power Agcy. Number 1, Catawba Electric Rev. Bonds,
 Series 1992:
5.75% 2002                                                              1,010      1,028
6.00% 2004                                                              5,525      5,684
6.00% 2005                                                              1,250      1,288

Ohio  -  0.95%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, 1992 Ser           385        388
 A-2 AMT, 5.70% 2013 (1999)(1)
County of Franklin, Hospital Facs. Rev. Ref. and Improvement Bo         1,120      1,183
 (Doctors Hospital Project), Series 1993, 5.70% 2004 (Escrowed
 to Maturity)
County of Knox, Hospital Facs Ref. Rev. Bonds, Series 1998 (Kno         1,155      1,126
 Community Hospital), Asset Guaranty Insured, 4.70% 2008

Oklahoma  -  0.90%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, 1994 Ser           165        165
 AMT, 6.25% 2016 (1999)(1)
Industries Auth., Health System Rev. Ref. Bonds (INTEGRIS Health),
 Series 1995D, AMBAC Insured:
5.25% 2004                                                              1,000      1,032
5.25% 2006                                                              1,300      1,339

Pennsylvania  -  2.32%
Blair County Hospital Auth., Hospital Rev. Bonds (Altoona Hospi         2,180      2,221
 Project), 1998 Series A, AMBAC Insured, 5.00% 2005 (3)
Higher Educational Facs. Auth., UPMC Health System Rev. Bonds,          2,000      2,009
 Sries 1999A, FSA Insured, 5.00% 2007
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital
 Rev. Bonds (Jefferson Health System), Series 1997A:
5.50% 2006                                                              1,265      1,309
5.50% 2008                                                              1,000      1,015

Rhode Island  -  0.49%
Student Loan Auth., Student Loan Rev. Ref. Bonds, Series 1992B          1,300      1,371
 6.90% 2003 (2001)(1)

South Carolina  -  0.86%
Florence County, Hospital Rev. Bonds, McLeod Regional Medical C         2,330      2,434
 Project, MBIA Insured, Series 1998A, 5.50% 2007

South Dakota  -  0.64%
Housing Dev. Auth., Homeownership Mortgage Bonds, 1996 Series A           770        790
 5.50% 2010
Student Loan Fin. Corp., Student Loan Rev. Bonds, Series 1994-A         1,000      1,032
 5.95%  2001

Tennessee  -  0.88%
The Tennessee Energy Acquisition Corp., Gas Rev. Bonds, Series          1,500      1,494
 AMBAC Insured, 4.35% 2004
Housing Dev. Agcy., Homeownership Program Bonds, Issue 1999-2A          1,000        993
 5.05% 2008

Texas  -  3.62%
G.O. Bonds, Veterans' Housing Assistance Program, Fund I, Serie           725        743
 1994C Ref.  Bonds, 6.25% 2015 (2000)(1)
Dept. of Housing and Community Affairs, Single Family Mortgage          1,595      1,626
 Bonds, 1996 Series B, MBIA Insured, 5.55% 2011(1)
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds
 (Buckner Retirement Services, Inc. Obligated Group Project),
 Series 1998:
5.00% 2005                                                              1,330      1,329
5.00% 2007                                                              1,470      1,449
Brazos Higher Education Auth. Inc., Student Loan Rev. Ref. Bonds:
Series 1992C-1 AMT, 6.20% 2000                                          1,000      1,027
Subordinate Series, 1993C-2 AMT, 5.875% 2004                              910        917
Harris County Health Facs. Dev. Corp.:
Hospital Rev. Ref. Bonds (Children's Hospital Project), Series          1,000      1,072
 MBIA Insured, 6.00% 2004
Hospital Rev. Bonds (Memorial Hermann Hospital System Project),         1,000      1,019
 Series 1998, FSA Insured, 5.25% 2008
Tarrant County, Health Facs. Dev. Corp., Health Resources Syste         1,000      1,040
 Rev. Bonds, Series 1997A, MBIA Insured, 5.50% 2007

Utah  -  1.80%
Housing Fin. Agcy. (Federally Insured or Guaranteed Mortgage Loans):
Single Family Mortgage Purchase Ref. Bonds:
Series 1996, 5.45% 2004                                                   820        848
Series 1997F AMT, 5.50% 2010(1)                                         1,030      1,036
Single Family Mortgage Bonds:
1998 Issue F-2 AMT, 4.25% 2008                                          2,500      2,440
1998 Issue D-2 AMT, 5.25% 2012(1)                                         400        394
1998 Issue E-1 AMT, 5.25% 2012(1)                                         375        369

Vermont  -  0.93%
Educational and Health Buildings Fncg. Agcy, Hospital Rev. Bond         2,500      2,618
 (Medical Center Hospital of Vermont Project), Series 1993, FGIC
 Insured, 5.75% 2007

Virginia  -  1.49%
Housing Dev. Auth., Commonwealth Mortgage Bonds, 1995 Series A          1,000      1,032
  Subseries A-1, 6.50% 2003
Industrial Dev. Auth. of the City of Norfolk, Hospital Rev. Bon         2,000      2,158
 (Daughters of Charity National Health System DePaul Medical Center),
 Series 1992A, 6.50% 2007 (2002)(1)
Pocahontas Parkway Association, Route 895 Connector Toll Road R         1,000      1,009
 Bonds, Series 1998A, 5.25% 2007

Virgin Islands  -  0.72%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Note         2,000      2,024
 Series 1998 C, 5.00% 2002

Washington  -  3.90%
Health Care Facs. Auth.:
Rev. Bonds, Series 1997A (Catholic Health Initiatives), MBIA In         1,000      1,048
 5.50% 2005
Weekly Rate Demand Rev. Bonds (Virginia Mason Medical Center),          2,000      2,149
 1997 Series A, MBIA Insured, 6.00% 2006
Public Power Supply System:
Nuclear Project No. 1 Ref. Rev. Bonds, Series 1991A, 6.30% 2001         1,000      1,037
Nuclear Project No. 2 Ref. Rev. Bonds:
Series 1992A, 5.90% 2004                                                1,500      1,589
Series 1996A, AMBAC Insured, 5.50% 2004                                 1,000      1,045
Series 1998A, 5.00%  2005                                               1,000      1,019
Series 1997B, 5.50%  2006                                               2,000      2,088
Nuclear Project No. 3 Ref. Rev. Bonds, Series 1990B, 7.375% 200         1,000      1,049

West Virginia  -  0.36%
State Building Commission, Lottery Rev. Bonds, 1997 Series A, M         1,000      1,024
 Insured,  5.00% 2003

Wisconsin  -  3.33%
Health and Educational Facs. Auth.:
Var. Rate Hospital Rev. Bonds (Charity Obligated Group, Daughte         3,860      3,865
 Charity Nat. Health Sys.), Series 1997D, 4.90% 2015 (2005)(1)
Rev. Bonds, Series 1999 (The Monroe Clinic, Inc.), 4.60% 2008           1,010        956
Housing and Econ. Dev. Auth.:
Housing Rev. Ref. Bonds, Series 1992A, 6.20% 2001                       1,500      1,545
Housing Rev. Bonds, 1993 Series B AMT, 5.30% 2006                       3,000      3,050

                                                                             ----------
                                                                                 264,910
                                                                             ----------


Tax-Exempt Securities Maturing in One Year or Less - 5.45%
State of Arizona, Educational Loan Marketing Corp., 1992 Educat         3,000      3,047
 Loan Rev. Bonds, Series A,  6.70%  3/1/00
City of Houston, Tax and Rev. Anticipation Notes, Series 1999,          1,000      1,008
 4.25% 6/30/00
State of Idaho, Tax Anticipation Notes, Series 1999, 4.25% 6/30         1,500      1,511
State of Indiana, Employment Dev. Commission, Pollution Control         1,700      1,703
 Bonds (Chrysler Corp. Project), Series 1985, 5.70% 10/1/99
Kentucky Asset/Liability Commission, General Fund Tax and Rev.          1,000      1,008
 Anicipation Notes, 1999 Series A, 4.25% 6/28/00
County of Los Angeles, Tax and Rev. Anticipation Notes, Series          1,000      1,006
 4.00% 6/30/00
State of South Carolina, Public Service Auth., Rev. Bonds, 1995         1,000      1,012
 Series A, AMBAC Insured, 6.25% 1/1/00
State of Texas, Tax and Rev. Anticipation Notes, Series 1998, 8         3,100      3,103
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bond         1,000      1,000
 (Exxon Pipeline Company Project), 1993 Series C, 3.40% 2033(4)
State of Wyoming, General Fund Tax and Rev. Anticipation Notes,         1,000      1,005
 Series 1999, 4.00% 6/27/00
                                                                             ----------
                                                                                  15,403
                                                                             ----------


Total Tax-Exempt Securities (cost: $280,386,000)                                 280,313

Excess of cash and receivables over payables                                       2,318
                                                                             ----------

NET ASSETS                                                                      $282,631
                                                                             ==========
(1) Valued on the basis of the effective maturity - that is, the date at which the security is expected to be called or refunded by the issuer.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Represents a when - issued security.
(4) Coupon rate may change periodically.

See Notes to Financial Statements


Limited Term Tax-Exempt Bond Fund of America
Financial Statements
Statement of Assets and Liabilities
at July 31, 1999 (dollars in thousands)
Assets:
  Tax-exempt securities
    (cost: $280,386)                                 $280,313
  Cash                                                    80
  Receivables for--
    Sales of investments                      $1,011
    Sales of fund's shares                       624
    Accrued interest                           3,902   5,537
                                             ------------------
                                                     285,930
Liabilities:
  Payables for--
    Purchases of investments                   2,058
    Repurchases of fund's shares                 757
    Dividends payable                            289
    Management services                           81
    Accrued expenses                             114   3,299
                                             ------------------
Net Assets at July 31, 1999 --
  Equivalent to $14.62 per share on 19,329,996
  shares of beneficial interest issued and
  outstanding; unlimited shares authorized           $282,631
                                                     ==========

Statement of Operations
for the year ended July 31, 1999
(dollars in thousands)
Investment Income:
  Income:
    Interest on tax-exempt securities                $12,915

  Expenses:
    Management services fee                     $999
    Distribution expenses                        794
    Transfer agent fee                            70
    Reports to shareholders                       60
    Registration statement and prospectus         43
    Postage, stationery and supplies              12
    Trustees' fees                                17
    Auditing and legal fees                       31
    Custodian fee                                  5
    Organization expense                           1
    Other expenses                                20
                                             ----------
      Total expenses before reimbursement      2,052
      Reimbursement of expenses                   63   1,989
                                             ------------------
    Net investment income                             10,926
                                                     ----------
Realized Gain and Net Unrealized
  Depreciation on Investments
  Net realized gain                                    1,150
  Net unrealized depreciation
    investments:
    Beginning of year                          6,133
    End of year                                  (73)
                                             ----------
    Net unrealized depreciation
      on investments                                  (6,206)
                                                     ----------
    Net realized gain and unrealized depreciation
      on investments                                  (5,056)
                                                     ----------
Net Increase in Net Assets
  Resulting from Operations                           $5,870
                                                     ==========

Statement of Changes in Net Assets
(dollars in thousands)
                                             Year endYear ended
                                             July 31,July 31,
                                                1999    1998
                                             ------------------
Operations:
  Net investment income                      $10,926  $9,399
  Net realized gain on investments             1,150   1,474
  Net unrealized depreciation
    on investments                            (6,206)   (674)
                                             ------------------
    Net increase in net assets
      resulting from operations                5,870  10,199
                                             ------------------
Dividends Paid from Net
  Investment Income                          (10,912) (9,406)
                                             ------------------
Capital Share Transactions:
  Proceeds from shares sold:
    10,081,007 and 6,125,626 shares, respecti150,785  90,775
  Proceeds from shares issued in
    reinvestment of net investment
    income dividends:
    525,895 and 436,639 shares, respectively   7,841   6,463
  Cost of shares repurchased:
    6,566,151 and 5,009,998 shares, respectiv(97,927)(74,180)
                                             ------------------
    Net increase in net assets
      resulting from capital share
      transactions                            60,699  23,058
                                             ------------------
Total Increase in Net Assets                  55,657  23,851
Net Assets:
  Beginning of year                          226,974 203,123
                                             ------------------
  End of year (including undistributed       $282,631$226,974
    net investment income: $34 and $1, respec==================

See Notes to Financial Statements


 Limited Term Tax-Exempt Bond Fund of America
 Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES


ORGANIZATION - Limited Term Tax-Exempt Bond Fund of America the ("fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income exempt from federal income taxes, consistent with preservation of capital, through investments in tax-exempt securities with effective maturities between three and ten years.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

 SECURITY VALUATION - Tax-exempt securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

 SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Interest income is recognized on an accrual basis. Premiums and original issue discounts on securities are amortized daily over the expected life of the security. Amortization of market discounts on securities is recognized upon disposition.

 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

 PREPAID ORGANIZATION EXPENSES - Expenses incurred in organizing the fund are capitalized and amortized on a straight line basis over five years. In the event Capital Research and Management Company (CRMC), the fund's investment adviser, redeems any of its original shares prior to the end of the five-year period, the proceeds of the redemption payable with respect to such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of such redemption) of the unamortized prepaid organization expenses as of the date of such redemption. In the event that the fund liquidates prior to the end of the five-year period, CRMC shall bear any unamortized prepaid organization expenses.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

As of July 31, 1999, net unrealized depreciation on investments for book and federal income tax purposes aggregated $73,000, of which $2,781,000 related to appreciated securities and $2,854,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended July 31, 1999. During the year ended July 31, 1999, the fund utilized a capital loss carryforward totaling $989,000 to offset, for tax purposes, capital gains realized during the year up to such amount. The fund had available at July 31, 1999 a net capital loss carryforward totaling $1,833,000 which may be used to offset capital gains realized during subsequent years through 2003 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains.

The cost of portfolio securities for book and federal income tax purposes was $280,386,000 at July 31, 1999.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $999,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company, with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million; plus 3.00% of the fund's monthly gross investment.

The Investment Advisory and Service Agreement provides for a fee reduction to the extent that annual operating expenses exceed 0.75% of the average daily net assets of the fund, during a period which will terminate at the earlier of such time as no reimbursement has been required for a period of twelve consecutive months, provided no advances are outstanding, or October 1, 2003. Expenses that are not subject to these limitations are interest, taxes, brokerage commissions, transaction costs and extraordinary expenses. Fee reductions were $63,000 for the year ended July 31, 1999.

DISTRIBUTION EXPENSES -   Pursuant to a Plan of Distribution, the fund may
expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended July 31, 1999, distribution expenses under the Plan were $794,000. Had no limitation been in effect, the fund would have paid $1,185,000 in distribution expenses under the Plan. As of July 31, 1999, accrued and unpaid distribution expenses were $71,000.

American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $189,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $70,000.

DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of July 31, 1999, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1994), net of any payments to Trustees, were $45,000.

CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $97,784,000 and $42,363,000, respectively, during the year ended July 31, 1999.

As of July 31, 1999, accumulated net realized loss on investments was $1,833,000 and paid-in capital was $284,505,000. The fund reclassified $19,000 to undistributed net investment income from undistributed net realized gains, for the year ended July 31, 1999 as a result of permanent differences between book and tax.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $5,000 was paid by these credits rather than in cash.


Tax Information (unaudited)

During the fiscal year ended July 31, 1999, the fund paid 61.4 cents per share of exempt-interest distributions within the meaning of Section 852(b)(5)(A) of the Internal Revenue Code and a taxable ordinary income distribution of 0.10 cents per share.

The fund designates a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the calendar year-end information you receive from the fund's transfer agent.


Per-Share Data and Ratios

                                                               Year ended    July 31

                                                          1999       1998        1997
                                                     ---------  ---------  ---------
Net Asset Value, Beginning of Period                    $14.85     $14.79     $14.36
                                                     ---------  ---------  ---------
 Income From Investment Operations:
  Net investment income                                    .61        .66        .68
  Net gains or losses on securities (both
   realized and unrealized)                               (.23)       .06        .43
                                                     ---------  ---------  ---------
   Total from investment operations                        .38        .72       1.11
                                                     ---------  ---------  ---------
 Less Distributions:
  Dividends (from net investment income)                  (.61)      (.66)      (.68)
                                                     ---------  ---------  ---------
Net Asset Value, End of Period                          $14.62     $14.85     $14.79
                                                     =========  =========  =========

Total Return (2)                                          2.59%     4.95%    7.96%

Ratios/Supplemental Data:
 Net assets, end of period (in millions)                  $283       $227       $203
 Ratio of expenses to average net assets before fee       .77%       .83%       .83%
 Ratio of expenses to average net assets after fee w      .75%       .75%       .75%
 Ratio of net income to average net assets               4.12%      4.40%      4.70%
 Portfolio turnover rate                                17.00%     34.07%     31.89%


                                                                              Period
                                                                          October 6,
                                                    Year ended    July 31    1993(1)
                                                                             to July
                                                          1996       1995   31, 1994
                                                     ---------  ---------  ---------
Net Asset Value, Beginning of Period                    $14.29     $14.10     $14.29
                                                     ---------  ---------  ---------
 Income From Investment Operations:
  Net investment income                                    .69        .69        .49
  Net gains or losses on securities (both
   realized and unrealized)                                .07        .19       (.19)
                                                     ---------  ---------  ---------
   Total from investment operations                        .76        .88        .30
                                                     ---------  ---------  ---------
 Less Distributions:
  Dividends (from net investment income)                  (.69)      (.69)      (.49)
                                                     ---------  ---------  ---------
Net Asset Value, End of Period                          $14.36     $14.29     $14.10
                                                     =========  =========  =========

Total Return (2)                                       5.39%     6.45%      2.11%(3)

Ratios/Supplemental Data:
 Net assets, end of period (in millions)                  $197       $191       $189
 Ratio of expenses to average net assets before fee       .85%       .90%    .73%(3)
 Ratio of expenses to average net assets after fee w      .74%       .64%    .51%(3)
 Ratio of net income to average net assets               4.77%      4.88%   3.67%(3)
 Portfolio turnover rate                                34.95%     45.82%  42.21%(3)

/1/Commencement of operations.
/2/Excludes maximum sales charge of 4.75%.
/3/Based on operations for the period shown and, accordingly, not representative of a full year.


To the Board of Trustees and Shareholders of Limited Term Tax-Exempt Bond Fund of America

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of Limited Term Tax-Exempt Bond Fund of America(the "Fund") at July 31, 1999, the results of its operations, the changes in its net assets and the per-share data and ratios for the years indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Los Angeles, California
August 31, 1999

                                     PART C
                               OTHER INFORMATION
                 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.

ITEM 23.   EXHIBITS
(a) Articles of Amendment to Articles of Incorporation dated 1/4/00 and Articles Supplementary dated 1/20/00
(b) Previously filed (see Post-Effective Amendment No. 5 filed 9/29/97)
(c) Share Certificate
(d) Investment Advisory and Service Agreement dated 3/1/00
(e) Amended and Restated Principal Underwriting Agreement dated 12/14/99
(f) None
(g) Previously filed (see Post-Effective Amendment No. 5 filed 9/29/97)
(h) None
(i) Legal Opinion for Class B Shares
(j) Consent of Independent Accountants
(k) None
(l) Previously filed (see Post-Effective Amendment No. 5 filed 9/29/97)
(m) Plan of Distribution relating to Class B Shares dated 12/14/99
(n) Multiple Class Plan dated 12/14/99
(o) None
(p) Codes of Ethics

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

 None

ITEM 25.  INDEMNIFICATION

 Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custon Insurance Company, and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

ITEM 25.  INDEMNIFICATION (CONTINUED)

 Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (i) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

 Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

 Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

 Article VIII (h) of the Articles of Incorporation of the Fund provides that "The Corporation shall indemnify (1) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The

ITEM 25.  INDEMNIFICATION (CONTINUED)

foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of this Charter of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940."

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

 None

ITEM 27. PRINCIPAL UNDERWRITERS

 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)    (1)                                      (2)                              (3)



       NAME AND PRINCIPAL                       POSITIONS AND OFFICES            POSITIONS AND OFFICES

       BUSINESS ADDRESS                         WITH UNDERWRITER                 WITH REGISTRANT



       David L. Abzug                           Regional Vice President          None

       27304 Park Vista Road

       Agoura Hills, CA 91301



       John A. Agar                             Vice President                   None

       #61 Point West Circle

       Little Rock, AR 72211





       Robert B. Aprison                        Vice President                   None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                       Vice President                   None



       Steven L. Barnes                         Senior Vice President            None

       5400 Mount Meeker Road

       Suite 1

       Boulder, CO  80301-3508



B      Carl R. Bauer                            Assistant Vice President         None



       Michelle A. Bergeron                     Senior Vice President            None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.                      Regional Vice President          None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                          Senior Vice President            None

       148 E. Shore Ave.

       Groton Long Point, CT 06340



       John A. Blanchard                        Vice President                   None

       6421 Aberdeen Road

       Mission Hills, KS  66208



       Ian B. Bodell                            Senior Vice President            None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                        Senior Vice President            None

       29003 Colonial Drive

       Georgetown, TX 78628



       Alan Brown                               Regional Vice President          None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                           Vice President                   None



       Brian C. Casey                           Regional Vice President          None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                        Senior Vice President            None

       609 W. Littleton Blvd., Suite 310

       Greenwood Village, CO  80120



       Christopher J. Cassin                    Senior Vice President            None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                         Vice President                   None

       1301 Stoney Creek Drive

       San Ramon, CA  94538



L      Larry P. Clemmensen                      Director                         None



L      Kevin G. Clifford                        Director, President and          None
                                                Co-Chief

                                                Executive Officer



       Ruth M. Collier                          Senior Vice President            None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                          Assistant Vice President         None



H      Carlo O. Cordasco                        Assistant Vice President         None



       Thomas E. Cournoyer                      Vice President                   None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell                     Senior Vice President            None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



L      Carl D. Cutting                          Vice President                   None



       William Daugherty                        Regional Vice President          None

       1216 Highlander Way

       Mechanicsburg, PA 17055



       Daniel J. Delianedis                     Regional Vice President          None

       8689 Braxton Drive

       Eden Prairie, MN  55347



       Michael A. Dilella                       Vice President                   None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                          Senior Vice President            None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                            Senior Vice President            None

       633 Menlo Avenue, Suite 210

       Menlo Park, CA  94025



       Peter J. Doran                           Director, Executive Vice         None
                                                President

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570



L      Michael J. Downer                        Secretary                        Vice President



       Robert W. Durbin                         Vice President                   None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                         Senior Vice President            None



L      Paul H. Fieberg                          Senior Vice President            None



       John Fodor                                Vice President                  None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                          Regional Vice President          None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                         Senior Vice President            None

       Route 2, Box 3162

       Osage Beach, MO  65065



B      Evelyn K. Glassford                      Vice President                   None



       Jeffrey J. Greiner                       Vice President                   None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                       Director                         Chairman and Director



B      Mariellen Hamann                         Assistant Vice President         None



       David E. Harper                          Senior Vice President            None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                          Assistant Vice President         None



       Ronald R. Hulsey                         Vice President                   None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish                          Regional Vice President          None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                      Director                         None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                         Vice President                   None



       Arthur J. Levine                         Senior Vice President            None

       12558 Highlands Place

       Fishers, IN  46038



B      Karl A. Lewis                            Assistant Vice President         None



       T. Blake Liberty                         Regional Vice President          None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                             Regional Vice President          None

       5570 Beechwood Terrace

       West Des Moines, IA 50266



L      Lorin E. Liesy                           Assistant Vice President         None



L      Susan G. Lindgren                        Vice President -                 None
                                                Institutional

                                                Investment Services



LW     Robert W. Lovelace                       Director                         None



       Stephen A. Malbasa                       Vice President                   None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                         Senior Vice President            None

       5241 South Race Street

       Littleton, CO  80121



L      J. Clifton Massar                        Director, Senior Vice            None
                                                President



L      E. Lee McClennahan                       Senior Vice President            None



S      John V. McLaughlin                       Senior Vice President            None



       Terry W. McNabb                          Vice President                   None

       2002 Barrett Station Road

       St. Louis, MO  63131



L      R. William Melinat                       Vice President -                 None
                                                Institutional

                                                Investment Services



       David R. Murray                          Vice President                   None

       60 Briant Drive

       Sudbury, MA  01776



       Stephen S. Nelson                        Vice President                   None

       P.O. Box 470528

       Charlotte, NC  28247-0528



       William E. Noe                           Regional Vice President          None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                           Vice President                   None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                            Vice President                   None

       62 Park Drive

       Glenview, IL  60025



       Gary A. Peace                            Regional Vice President          None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                          Regional Vice President          None

       6133 Calle del Paisano

       Scottsdale, AZ 85251



       Fredric Phillips                         Senior Vice President            None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                      Assistant Vice President         None



       Carl S. Platou                           Vice President                   None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



L      John O. Post                             Senior Vice President            None



S      Richard P. Prior                         Vice President                   None



       Steven J. Reitman                        Senior Vice President            None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                         Vice President                   None

       244 Lambeau Lane

       Glenville, NC  28736



       George S. Ross                           Senior Vice President            None

       55 Madison Avenue

       Morristown, NJ  07960



L      Julie D. Roth                            Vice President                   None



L      James F. Rothenberg                      Director                         None



       Douglas F. Rowe                          Vice President                   None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey                     Regional Vice President          None

       9417 Beverlywood Street

       Los Angeles, CA  90034



       Dean B. Rydquist                         Senior Vice President            None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                        Senior Vice President            None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti                      Vice President                   None

       31465 St. Andrews

       Westlake, OH  44145



L      R. Michael Shanahan                      Director                         None



       Brad W. Short                            Regional Vice President          None

       306 15th Street

       Seal Beach, CA 90740



       David W. Short                           Chairman of the Board and        None

       1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon                         Senior Vice President            None

       912 Castlehill Lane

       Devon, PA 19333



L      John C. Smith                            Assistant Vice President -       None

                                                Institutional Investment
                                                Services



       Rodney G. Smith                          Vice President                   None

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



S      Sherrie L. Snyder-Senft                  Assistant Vice President         None



       Anthony L. Soave                         Regional Vice President          None

       8831 Morning Mist Drive

       Clarkston, MI 48348



       Therese L. Souiller                      Assistant Vice President         None

       2652 Excaliber Court

       Virginia Beach, VA 23454



       Nicholas D. Spadaccini                   Regional Vice President          None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo                     Assistant Vice President         None



       Daniel S. Spradling                      Senior Vice President            None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



LW     Eric H. Stern                            Director                         None



B      Max D. Stites                            Vice President                   None



       Thomas A. Stout                          Regional Vice President          None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                        Vice President                   None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri                     Senior Vice President            None

       31641 Saddletree Drive

       Westlake Village, CA  91361



L      Drew W. Taylor                           Assistant Vice President         None



S      James P. Toomey                          Vice President                   None



I      Christopher E. Trede                     Vice President                   None



       George F. Truesdail                      Vice President                   None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                     Vice President                   None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                           Regional Vice President          None

       7 Gladstone Lane

       Laguna Niguel, CA 92677



       Thomas E. Warren                         Regional Vice President          None

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb                            Senior Vice President,           None

                                                Treasurer and Controller



       Gregory J. Weimer                        Vice President                   None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                         Director                         None



       George J. Wenzel                         Regional Vice President          None

       3406 Shakespeare Drive

       Troy, MI 48084



       J. D. Wiedmaier                          Assistant Vice President         None

       3513 Riverstone Way

       Chesapeake, VA 23325



       Timothy J. Wilson                        Vice President                   None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                        Vice President                   None



H      Marshall D. Wingo                        Director, Senior Vice            None
                                                President



L      Robert L. Winston                        Director, Senior Vice            None
                                                President



       William R. Yost                          Vice President                   None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Janet M. Young                           Regional Vice President          None

       1616 Vermont

       Houston, TX  77006



       Scott D. Zambon                          Regional Vice President          None

       2887 Player Lane

       Tustin Ranch, CA  92782


__________
L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York 10081.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 n/a
                            SIGNATURE OF REGISTRANT
 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 7/th/ day of March, 2000.

  AMERICAN HIGH-INCOME MUNICIPAL
   BOND FUND, INC.

   By   /s/ Paul G. Haaga, Jr.               .

      (Paul G. Haaga, Jr., Chairman of the Board)
 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on March 7, 2000, by the following persons in the capacities indicated.

         Signature                                      Title



(1)      Principal Executive Officer:



         /s/ Mark R. Macdonald                          President

            (Mark R. Macdonald)



(2)      Principal Financial Officer and Principal Accounting
         Officer:



         /s/ Anthony W. Hynes, Jr.                      Treasurer

            (Anthony W. Hynes, Jr.)



(3)      Directors:



         Richard G. Capen, Jr.*                         Director

         H. Frederick Christie*                         Director
         Don R. Conlan*                                 Director
         Diane C. Creel*                                Director

         Martin Fenton*                                 Director
         Leonard R. Fuller*                             Director



         /s/ Abner D. Goldstine                         Vice Chairman and
                                                        Director

            (Abner D. Goldstine)



         /s/ Paul G. Haaga, Jr.                         Chairman and
                                                        Director

            (Paul G. Haaga, Jr.



         Richard G. Newman*                             Director

         Frank M. Sanchez*                              Director


*By   /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact
 Counsel represents that this amendment does not contain diesclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).
    /s/ Michael J. Downer
    Michael J. Downer